UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014*

*

This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

November 30, 2014

MFS® ABSOLUTE RETURN FUND

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum,

consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession,

leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	56.3%		15.9%	72.2%
	Europe ex-U.K.	18.2%		(9.3)%	8.9%
	United Kingdom	5.1%		0.5%	5.6%
	Asia/Pacific ex-Japan	3.9%		(1.1)%	2.8%
	North America ex-U.S.	4.0%		(1.2)%	2.8%
	Emerging Markets	2.0%		0.0%	2.0%
	Supranational	0.9%		0.0%	0.9%
	Japan	2.9%		(8.5)%	(5.6)%
Equity	Emerging Markets	0.0%		10.3%	10.3%
	Europe ex-U.K.	0.0%		8.5%	8.5%
	Japan	0.0%		(0.4)%	(0.4)%
	United Kingdom	0.0%		(1.0)%	(1.0)%
	Asia/Pacific ex-Japan	0.0%		(2.0)%	(2.0)%
	North America ex-U.S.	0.0%		(3.0)%	(3.0)%
	U.S. Small/Mid Cap	0.0%		(3.2)%	(3.2)%
	U.S. Large Cap	0.0%		(4.2)%	(4.2)%
Real Estate-related	U.S.	1.2%		0.0%	1.2%
Cash	Cash & Equivalents (d)	5.3%		0.3%	5.6%
	Derivative Offsets (e)	0.0%	(o)	(1.4)%	(1.4)%

Top ten holdings (c)
U.S. Treasury Note 10 yr Future MAR 2015	15.9%
BIST 30 Index Future DEC 2014	3.6%
IBEX Index Future DEC 2014	2.6%
U.S. Treasury Notes, 3.25%, 7/31/16	2.1%
S&P TSX 60 Index Future DEC 2014	(3.0)%
Russell 2000 Index Future DEC 2014	(3.2)%
Australian SPI 200 Index Future DEC 2014	(3.2)%
S&P 500 E-Mini Index Future DEC 2014	(4.2)%
Japanese Government Bond 10 yr Future DEC 2014	(8.5)%
Euro Bund Future DEC 2014	(9.3)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

2

Portfolio Composition – continued

(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2014 through November 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2014 through November 30, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	1.14%	$1,000.00	$989.88	$5.69
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
B	Actual	1.90%	$1,000.00	$986.54	$9.46
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
C	Actual	1.90%	$1,000.00	$985.51	$9.46
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
I	Actual	0.90%	$1,000.00	$991.11	$4.49
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
R1	Actual	1.90%	$1,000.00	$985.52	$9.46
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
R2	Actual	1.40%	$1,000.00	$988.64	$6.98
	Hypothetical (h)	1.40%	$1,000.00	$1,018.05	$7.08
R3	Actual	1.15%	$1,000.00	$989.87	$5.74
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
R4	Actual	0.90%	$1,000.00	$991.10	$4.49
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
R5	Actual	0.81%	$1,000.00	$991.55	$4.04
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation agreement. For Class A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.0%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 12.4%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$182,948	$183,015
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.435%, 10/10/17	530,000	529,720
ARI Fleet Lease Trust, “A”, FRN, 0.705%, 3/15/20 (n)	141,195	141,309
ARI Fleet Lease Trust, “A”, FRN, 0.455%, 1/15/21 (n)	234,701	234,609
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	540,000	539,982
Babson Ltd., CLO, “A1”, FRN, 0.456%, 1/18/21 (z)	374,871	374,337
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	993,442	993,417
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.535%, 3/21/16	600,000	600,227
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	1,100,000	1,100,223
Cent CDO XI Ltd., “A1”, FRN, 0.493%, 4/25/19 (n)	387,522	383,247
Chesapeake Funding LLC, “A”, FRN, 0.903%, 11/07/23 (n)	207,944	208,524
Chesapeake Funding LLC, “A”, FRN, 0.605%, 1/07/25 (n)	680,722	679,944
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	271,380	271,448
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	430,000	458,162
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	164,101	164,206
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	1,000,000	1,000,123
CNH Wholesale Master Note Trust, “A”, FRN, 0.755%, 8/15/19 (n)	772,000	773,735
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	27,335	27,406
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	263,918	286,729
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	313,482	342,549
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	750,000	750,774
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	281,897	282,045
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	227,000	229,318
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	843,000	849,593
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.535%, 7/20/19	960,000	958,999
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	231,721	231,978
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	525,928	526,360
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	1,230,000	1,231,535
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.705%, 12/10/27 (n)	1,070,000	1,070,473
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 1/17/45 (n)	270,000	269,784

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	$216,689	$216,714
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	377,047	377,327
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	67,798	67,817
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	412,731	444,547
Kingsland III Ltd., “A1”, CDO, FRN, 0.448%, 8/24/21 (n)	217,620	216,533
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	330,000	329,970
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	403,028	403,107
Motor PLC, “A1”, FRN, 0.635%, 8/25/21 (n)	551,787	552,176
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.425%, 1/15/16	648,554	648,598
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.455%, 2/15/18	760,000	760,000
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	226,495	226,569
Race Point CLO Ltd., “A1A”, FRN, 0.432%, 8/01/21 (n)	380,568	378,172
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	707,028	707,386
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.365%, 10/20/16	1,023,152	1,022,397
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.505%, 7/22/19 (n)	1,500,000	1,500,863
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	149,322	149,298
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	1,110,000	1,110,276
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	340,000	339,507

		$25,145,028
Automotive - 4.2%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$229,000	$229,344
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	200,000	200,782
American Honda Finance Corp., FRN, 0.732%, 10/07/16	200,000	201,287
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,100,000	1,108,403
Daimler Finance North America LLC, FRN, 0.831%, 1/09/15 (n)	700,000	700,337
Daimler Finance North America LLC, FRN, 0.912%, 8/01/16 (n)	160,000	161,147
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	208,103
Ford Motor Credit Co. LLC, FRN, 0.753%, 9/08/17	1,000,000	996,454
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	420,000	436,052
Hyundai Capital America, 1.625%, 10/02/15 (n)	700,000	704,460
Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (n)	300,000	301,959
Nissan Motor Acceptance Corp., FRN, 0.935%, 9/26/16 (n)	420,000	422,573
Nissan Motor Acceptance Corp., FRN, 0.784%, 3/03/17 (n)	550,000	551,350
Toyota Motor Credit Corp., 3.2%, 6/17/15	125,000	126,948
Toyota Motor Credit Corp., FRN, 0.618%, 1/17/19	850,000	850,696
Volkswagen Group of America Finance LLC, 0.672%, 11/20/17 (z)	250,000	250,217
Volkswagen Group of America Finance LLC, FRN, 0.603%, 5/23/17 (n)	830,000	829,158

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	$310,000	$310,882

		$8,590,152
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.842%, 10/06/15 (n)	$250,000	$251,033
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	710,000	712,069
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	604,256
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	500,000	508,742
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	401,372
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	411,178

		$2,888,650
Broadcasting - 0.8%
Scripps Networks Interactive, 2.75%, 11/15/19	$185,000	$186,841
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	203,000	203,562
Viacom, Inc., 1.25%, 2/27/15	650,000	651,162
Walt Disney Co., 0.45%, 12/01/15	490,000	490,763

		$1,532,328
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 12/10/14	$125,000	$125,081
BlackRock, Inc., 1.375%, 6/01/15	500,000	502,758
Franklin Resources, Inc., 1.375%, 9/15/17	97,000	97,530
NYSE Euronext, 2%, 10/05/17	412,000	419,173

		$1,144,542
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.514%, 3/03/17	$1,000,000	$1,000,895

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$120,000	$122,734
NBCUniversal Enterprise Co., FRN, 0.768%, 4/15/16 (n)	500,000	501,764

		$624,498
Chemicals - 0.6%
CF Industries, Inc., 6.875%, 5/01/18	$846,000	$974,265
LyondellBasell Industries N.V., 5%, 4/15/19	210,000	231,181

		$1,205,446
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2/01/15	$425,000	$426,883

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.482%, 5/03/18	$500,000	$500,368

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$97,000	$97,711
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	841,000	862,079
General Electric Co., 0.85%, 10/09/15	200,000	200,877
Pentair Finance S.A., 1.35%, 12/01/15	600,000	602,233
United Technologies Corp., FRN, 0.734%, 6/01/15	240,000	240,545

		$2,003,445
Consumer Products - 1.6%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$290,000	$292,578
Mattel, Inc., 1.7%, 3/15/18	139,000	138,022
Newell Rubbermaid, Inc., 2%, 6/15/15	400,000	402,906
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	236,530
Newell Rubbermaid, Inc., 2.875%, 12/01/19	680,000	684,453
Procter & Gamble Co., 0.75%, 11/04/16	650,000	651,386
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	910,000	919,079

		$3,324,954
Consumer Services - 0.6%
eBay, Inc., 1.35%, 7/15/17	$264,000	$262,870
Experian Finance PLC, 2.375%, 6/15/17 (n)	249,000	252,732
Western Union Co., 2.375%, 12/10/15	200,000	203,124
Western Union Co., FRN, 1.231%, 8/21/15	560,000	562,351

		$1,281,077
Electrical Equipment - 0.3%
Amphenol Corp., 1.55%, 9/15/17	$450,000	$451,314
Arrow Electronics, Inc., 3%, 3/01/18	141,000	145,533

		$596,847
Electronics - 1.5%
Applied Materials, Inc., 2.65%, 6/15/16	$400,000	$410,308
Intel Corp., 1.35%, 12/15/17	581,000	580,530
Tyco Electronics Group S.A., 1.6%, 2/03/15	270,000	270,454
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	157,476
Tyco Electronics Group S.A., FRN, 0.433%, 1/29/16	1,200,000	1,200,115
Xilinx, Inc., 2.125%, 3/15/19	480,000	477,720

		$3,096,603
Emerging Market Quasi-Sovereign - 0.8%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$399,841
Korea Development Bank, 1%, 1/22/16	410,000	410,073
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	263,871
Petroleos Mexicanos, 3.125%, 1/23/19	170,000	174,354
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	319,000	315,214

		$1,563,353

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 1.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$860,000	$965,759
Canadian Natural Resources Ltd., FRN, 0.608%, 3/30/16	480,000	480,348
Encana Corp., 5.9%, 12/01/17	360,000	403,124
Southwestern Energy Co., 7.5%, 2/01/18	260,000	299,385

		$2,148,616
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$567,747
BP Capital Markets PLC, 3.125%, 10/01/15	450,000	459,695
BP Capital Markets PLC, 0.7%, 11/06/15	297,000	297,402
BP Capital Markets PLC, 2.521%, 1/15/20	403,000	405,695
Chevron Corp., 0.889%, 6/24/16	210,000	211,159
Chevron Corp., 1.104%, 12/05/17	314,000	312,723
Shell International Finance B.V., 1.125%, 8/21/17	600,000	601,003
Shell International Finance B.V., FRN, 0.442%, 11/15/16	630,000	631,598
Total Capital International S.A., 1.5%, 2/17/17	500,000	505,303
Total Capital S.A., 3%, 6/24/15	125,000	126,813

		$4,119,138
Financial Institutions - 1.2%
General Electric Capital Corp., 2.15%, 1/09/15	$200,000	$200,367
General Electric Capital Corp., FRN, 0.835%, 12/11/15	250,000	251,357
General Electric Capital Corp., FRN, 0.833%, 1/08/16	500,000	502,773
General Electric Capital Corp., FRN, 0.46%, 1/14/16	930,000	931,349
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	350,358
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	202,039

		$2,438,243
Food & Beverages - 6.0%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$500,000	$505,876
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	300,924
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,342
Coca-Cola Co., 1.15%, 4/01/18	270,000	267,624
Coca-Cola Co., FRN, 0.332%, 11/01/16	900,000	900,865
Diageo Capital PLC, 1.5%, 5/11/17	300,000	302,114
General Mills, Inc., 5.2%, 3/17/15	400,000	405,437
General Mills, Inc., 1.4%, 10/20/17	1,000,000	1,000,776
Heineken N.V., 0.8%, 10/01/15 (n)	500,000	500,771
Ingredion, Inc., 3.2%, 11/01/15	135,000	137,707
Ingredion, Inc., 1.8%, 9/25/17	167,000	167,800
Kellogg Co., 4.45%, 5/30/16	260,000	273,554
Kraft Foods Group, Inc., 1.625%, 6/04/15	480,000	482,423
Kraft Foods Group, Inc., 6.125%, 8/23/18	900,000	1,033,840
Molson Coors Brewing Co., 2%, 5/01/17	500,000	506,582

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
PepsiCo, Inc., 2.5%, 5/10/16	$365,000	$374,408
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	1,160,000	1,195,459
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	220,000	220,377
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	348,334
SABMiller Holdings, Inc., FRN, 0.922%, 8/01/18 (n)	930,000	933,060
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	988,305
Tyson Foods, Inc., 2.65%, 8/15/19	429,000	434,377
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	354,809
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	424,940
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,659

		$12,243,363
Food & Drug Stores - 1.3%
CVS Health Corp., 3.25%, 5/18/15	$350,000	$354,477
CVS Health Corp., 1.2%, 12/05/16	270,000	270,518
Walgreen Co., 1%, 3/13/15	650,000	651,066
Walgreen Co., 1.8%, 9/15/17	715,000	719,800
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	680,000	685,075

		$2,680,936
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$453,650

Insurance - 2.5%
Aflac, Inc., 3.45%, 8/15/15	$400,000	$407,997
American International Group, Inc., 5.85%, 1/16/18	299,000	337,008
American International Group, Inc., 2.3%, 7/16/19	770,000	777,023
Lincoln National Corp., 4.3%, 6/15/15	125,000	127,294
MetLife Global Funding I, FRN, 0.609%, 4/10/17 (n)	710,000	713,486
MetLife, Inc., 1.756%, 12/15/17	117,000	118,122
Metropolitan Life Global Funding I, 0.761%, 7/15/16 (n)	530,000	533,095
New York Life Global Funding, 1.3%, 1/12/15 (n)	740,000	740,870
PRICOA Global Funding I, FRN, 0.502%, 8/19/15 (n)	290,000	290,428
Prudential Financial, Inc., FRN, 1.012%, 8/15/18	650,000	655,717
UnumProvident Corp., 6.85%, 11/15/15 (n)	80,000	84,281
Voya Financial, Inc., 2.9%, 2/15/18	235,000	241,730

		$5,027,051
Insurance - Health - 0.1%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$93,724
Wellpoint, Inc., 1.25%, 9/10/15	30,000	30,151

		$123,875

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 0.8%
ACE Ltd., 2.6%, 11/23/15	$215,000	$219,008
Aon Corp., 3.5%, 9/30/15	375,000	383,862
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	370,000	370,000
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	600,000	604,741

		$1,577,611
International Market Quasi-Sovereign - 4.0%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$650,000	$652,403
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	594,457
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	316,156
Electricite de France, 2.15%, 1/22/19 (n)	650,000	655,628
FMS Wertmanagement, 0.625%, 4/18/16	580,000	581,584
KfW Bankengruppe, 0.5%, 9/30/15	180,000	180,421
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	230,000	230,146
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	150,000	151,720
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	240,324
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	188,182
Kommunalbanken A.S., FRN, 0.363%, 10/31/16 (n)	270,000	270,108
Kreditanstalt für Wiederaufbau, FRN, 0.205%, 1/23/15	1,000,000	1,000,044
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	309,589
Municipality Finance PLC, 2.375%, 5/16/16	690,000	708,920
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	796,322
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	436,868
Statoil A.S.A., 1.8%, 11/23/16	180,000	183,433
Statoil A.S.A., FRN, 0.522%, 5/15/18	290,000	289,927
Statoil A.S.A., FRN, 0.692%, 11/08/18	250,000	251,070

		$8,037,302
International Market Sovereign - 1.4%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$589,853
Kingdom of Denmark, 0.875%, 3/20/17 (n)	280,000	281,123
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	636,276
Republic of Finland, 1.25%, 10/19/15 (n)	1,000,000	1,009,467
Republic of Iceland, 4.875%, 6/16/16 (n)	381,000	398,591

		$2,915,310
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$328,000	$328,882

Local Authorities - 2.0%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,499,910
Province of British Columbia, 2.85%, 6/15/15	1,000,000	1,014,332
Province of Ontario, 2.3%, 5/10/16	300,000	307,587
Province of Ontario, 1.1%, 10/25/17	900,000	898,466

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - continued
State of Illinois, 4.961%, 3/01/16	$355,000	$371,373

		$4,091,668
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$300,000	$301,167

Major Banks - 11.1%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$370,000	$372,324
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	380,000	402,960
ABN AMRO Bank N.V., FRN, 0.643%, 6/06/16 (n)	750,000	748,988
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,688,042
Bank of New York Mellon Corp., 2.2%, 5/15/19	1,000,000	1,005,754
Bank of Nova Scotia, FRN, 0.634%, 3/15/16	800,000	802,366
Bank of Nova Scotia, FRN, 0.751%, 7/15/16	230,000	231,306
BNP Paribas, 2.7%, 8/20/18	580,000	596,731
BNP Paribas, FRN, 0.825%, 12/12/16	500,000	502,114
BNP Paribas, FRN, 0.715%, 3/17/17	10,000	10,014
Canadian Imperial Bank of Commerce, FRN, 0.751%, 7/18/16	460,000	462,402
Commonwealth Bank of Australia, FRN, 0.733%, 9/20/16 (n)	550,000	553,154
Commonwealth Bank of Australia, FRN, 0.594%, 3/13/17 (n)	240,000	240,380
Commonwealth Bank of Australia, FRN, 0.503%, 9/08/17 (n)	500,000	499,726
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	431,640
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	647,403
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	435,343
HSBC Bank PLC, FRN, 0.872%, 5/15/18 (n)	674,000	679,563
HSBC USA, Inc., 1.625%, 1/16/18	100,000	100,253
Huntington National Bank, FRN, 0.658%, 4/24/17	1,110,000	1,110,658
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	244,609
ING Bank N.V., FRN, 1.183%, 3/07/16 (n)	310,000	312,376
KeyCorp, 3.75%, 8/13/15	100,000	102,175
Mizuho Bank Ltd., FRN, 0.684%, 9/25/17 (n)	700,000	700,582
National Australia Bank Ltd., 2%, 3/09/15	420,000	421,925
Nordea Bank AB, FRN, 0.693%, 5/13/16 (n)	550,000	552,425
Nordea Bank AB, FRN, 0.591%, 4/04/17 (n)	220,000	220,152
PNC Bank N.A., 1.3%, 10/03/16	330,000	332,614
PNC Bank N.A., 1.15%, 11/01/16	630,000	632,815
PNC Bank N.A., 1.5%, 10/18/17	660,000	663,105
PNC Bank N.A., 2.25%, 7/02/19	650,000	653,840
PNC Bank N.A., FRN, 0.543%, 1/28/16	250,000	250,283
PNC Funding Corp., 3.625%, 2/08/15	125,000	125,731
Royal Bank of Scotland PLC, 2.55%, 9/18/15	530,000	536,799
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	125,115
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	100,000	100,383

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Standard Chartered PLC, 3.85%, 4/27/15 (n)	$100,000	$101,261
State Street Bank & Trust Co., FRN, 0.433%, 12/08/15	406,000	405,799
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	420,000	421,778
Sumitomo Mitsui Banking Corp., FRN, 0.55%, 7/11/17	800,000	797,312
Wells Fargo & Co., 1.25%, 2/13/15	250,000	250,469
Wells Fargo & Co., FRN, 0.761%, 7/20/16	420,000	421,863
Wells Fargo & Co., FRN, 0.492%, 9/08/17	900,000	899,506
Westpac Banking Corp., 0.95%, 1/12/16	410,000	412,000
Westpac Banking Corp., 2%, 8/14/17	610,000	621,728
Westpac Banking Corp., FRN, 0.562%, 5/19/17	700,000	700,677

		$22,528,443
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$213,430
Becton, Dickinson & Co., 1.75%, 11/08/16	150,000	151,446
CareFusion Corp., 1.45%, 5/15/17	240,000	238,255
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	250,195
Covidien International Finance S.A., 6%, 10/15/17	231,000	260,387
Covidien International Finance S.A., 1.35%, 5/29/15	250,000	250,957
Express Scripts Holding Co., 2.1%, 2/12/15	385,000	385,992
McKesson Corp., 0.95%, 12/04/15	360,000	360,887
McKesson Corp., 3.25%, 3/01/16	375,000	385,580
McKesson Corp., FRN, 0.634%, 9/10/15	340,000	340,444
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	448,927

		$3,286,500
Metals & Mining - 1.3%
Barrick Gold Corp., 2.5%, 5/01/18	$200,000	$201,325
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	153,000	164,914
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	440,000	443,636
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	271,557
Glencore Funding LLC, FRN, 1.396%, 5/27/16 (n)	870,000	874,657
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	560,000	572,151
Rio Tinto Finance (USA) Ltd., FRN, 1.075%, 6/17/16	150,000	151,128

		$2,679,368
Midstream - 1.3%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$236,000	$237,825
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	411,104
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	465,010
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	340,000	340,715
ONEOK Partners LP, 3.2%, 9/15/18	450,000	464,393
TransCanada PipeLines Ltd., FRN, 0.913%, 6/30/16	660,000	664,365

		$2,583,412

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 3.2%
Fannie Mae, 5.05%, 1/01/16	$738,242	$761,659
Fannie Mae, 0.595%, 8/25/15	655,368	655,480
Fannie Mae, 5.139%, 2/01/16	154,833	159,009
Fannie Mae, 1.114%, 2/25/17	400,136	401,422
Fannie Mae, 4%, 12/01/25	707,185	756,814
Fannie Mae, FRN, 0.458%, 12/25/17	493,069	492,365
Fannie Mae, FRN, 0.417%, 5/25/18	505,827	505,723
Fannie Mae, TBA, 3%, 12/01/29	960,000	999,675
Freddie Mac, 1.655%, 11/25/16	197,790	200,457
Freddie Mac, 1.426%, 8/25/17	147,000	148,401
Freddie Mac, 3.5%, 8/01/26 (f)	424,984	450,955
Freddie Mac, 2.5%, 7/01/28	994,505	1,018,001

		$6,549,961
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$790,833

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$550,000	$553,512

Network & Telecom - 2.5%
AT&T, Inc., 0.8%, 12/01/15	$620,000	$621,332
AT&T, Inc., FRN, 0.618%, 2/12/16	70,000	70,129
AT&T, Inc., FRN, 1.146%, 11/27/18	780,000	792,842
British Telecommunications PLC, 2.35%, 2/14/19	580,000	582,728
France Telecom, 2.125%, 9/16/15	125,000	126,285
Verizon Communications, Inc., 0.7%, 11/02/15	730,000	730,436
Verizon Communications, Inc., 1.35%, 6/09/17	330,000	330,175
Verizon Communications, Inc., FRN, 1.764%, 9/15/16	780,000	796,036
Verizon Communications, Inc., FRN, 1.005%, 6/17/19	1,030,000	1,037,328

		$5,087,291
Oil Services - 0.3%
Transocean, Inc., 5.05%, 12/15/16	$370,000	$381,161
Transocean, Inc., 2.5%, 10/15/17	155,000	150,022

		$531,183
Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$180,000	$180,673

Other Banks & Diversified Financials - 6.9%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$248,035
American Express Centurion Bank, FRN, 0.683%, 11/13/15	250,000	250,814

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
American Express Credit Corp., 2.8%, 9/19/16	$450,000	$465,730
Banco Santander Chile, FRN, 1.13%, 4/11/17 (n)	600,000	597,218
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.684%, 2/26/16 (n)	400,000	400,728
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.842%, 9/09/16 (n)	700,000	702,706
Banque Federative du Credit Mutuel, FRN, 1.081%, 1/20/17 (n)	780,000	785,936
Capital One Financial Corp., 2.45%, 4/24/19	240,000	240,962
Capital One Financial Corp., 2.15%, 3/23/15	270,000	271,322
Capital One Financial Corp., FRN, 0.872%, 11/06/15	320,000	321,134
Corpbanca, 3.875%, 9/22/19 (n)	200,000	202,675
Danske Bank A.S., 3.75%, 4/01/15 (n)	100,000	101,126
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,042,162
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	201,492
First Republic Bank, 2.375%, 6/17/19	250,000	252,362
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	508,042
Groupe BPCE S.A., FRN, 1.484%, 4/25/16	860,000	870,985
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	370,000	377,326
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	243,182
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	202,236
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	675,000	677,831
Macquarie Bank Ltd., 5%, 2/22/17 (n)	580,000	624,869
Macquarie Bank Ltd., FRN, 0.864%, 10/27/17 (n)	890,000	891,012
National Bank of Canada, 1.5%, 6/26/15	270,000	271,678
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	271,488
SunTrust Banks, Inc., 3.5%, 1/20/17	303,000	317,795
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	300,723
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16	680,000	682,571
Svenska Handelsbanken AB, FRN, 0.703%, 9/23/16	250,000	251,215
Swedbank AB, 2.125%, 9/29/17 (n)	1,461,000	1,488,068

		$14,063,423
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 12/09/14	$320,000	$320,124

Pharmaceuticals - 2.2%
AbbVie, Inc., FRN, 0.992%, 11/06/15	$550,000	$552,872
Amgen, Inc., 2.3%, 6/15/16	450,000	459,135
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	900,000	903,689
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	610,942
Celgene Corp., 2.45%, 10/15/15	425,000	431,365
Mylan, Inc., 1.8%, 6/24/16	430,000	434,117
Mylan, Inc., 1.35%, 11/29/16	105,000	104,912
Sanofi, 1.25%, 4/10/18	800,000	795,908
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	259,092

		$4,552,032

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.5%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$520,520
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,540

		$930,060
Real Estate - Apartment - 0.3%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$537,607

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$150,000	$151,798
Ventas Realty LP, REIT, 1.55%, 9/26/16	250,000	251,910

		$403,708
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$200,000	$202,408
Vornado Realty LP, REIT, 2.5%, 6/30/19	325,000	325,253

		$527,661
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$167,000	$166,580
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	350,000	351,019

		$517,599
Retailers - 0.6%
Target Corp., 2.3%, 6/26/19	$520,000	$525,597
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	400,000	412,617
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	232,571

		$1,170,785
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$105,897
Airgas, Inc., 2.95%, 6/15/16	400,000	411,202
Ecolab, Inc., 2.375%, 12/08/14	200,000	200,061
Ecolab, Inc., 1%, 8/09/15	350,000	351,221

		$1,068,381
Supermarkets - 0.2%
Tesco PLC, 2%, 12/05/14 (n)	$280,000	$280,019
Woolworths Ltd., 2.55%, 9/22/15 (n)	125,000	126,958

		$406,977
Supranational - 0.9%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$720,000	$722,818
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,000,809

		$1,723,627

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$204,252
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	500,000	498,129
SBA Tower Trust, 2.898%, 10/15/19 (n)	473,000	477,161

		$1,179,542
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$370,000	$408,437

Tobacco - 0.6%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$470,000	$471,662
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	206,000	205,941
Lorillard Tobacco Co., 3.5%, 8/04/16	190,000	196,549
Reynolds American, Inc., 1.05%, 10/30/15	420,000	420,861

		$1,295,013
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$201,102
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	208,556

		$409,658
U.S. Government Agencies and Equivalents - 1.7%
Aid-Egypt, 4.45%, 9/15/15	$730,000	$753,800
Government of Ukraine, 1.844%, 5/16/19	200,000	200,930
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	430,000	437,031
National Credit Union Administration, 1.4%, 6/12/15	820,000	824,740
Private Export Funding Corp., 1.875%, 7/15/18	610,000	619,157
Small Business Administration, 2.25%, 7/01/21	542,761	556,541

		$3,392,199
U.S. Treasury Obligations - 3.1%
U.S. Treasury Notes, 3.25%, 7/31/16 (f)	$4,000,000	$4,192,188
U.S. Treasury Notes, 3%, 8/31/16 (f)	2,000,000	2,090,938

		$6,283,126
Utilities - Electric Power - 2.5%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$221,090
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	466,893
Dominion Resources, Inc., 2.5%, 12/01/19	650,000	655,436
Duke Energy Corp., 1.625%, 8/15/17	110,000	110,777
Duke Energy Corp., FRN, 0.613%, 4/03/17	660,000	661,680
Duke Energy Indiana, Inc., FRN, 0.579%, 7/11/16	200,000	200,455
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	460,285
NextEra Energy Capital Co., 1.2%, 6/01/15	70,000	70,199
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	280,000	281,467

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PG&E Corp., 2.4%, 3/01/19	$364,000	$366,022
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	456,236
PSEG Power LLC, 2.75%, 9/15/16	190,000	195,441
Southern Co., 2.375%, 9/15/15	550,000	558,081
Southern Co., 2.45%, 9/01/18	50,000	51,296
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	407,613

		$5,162,971
Total Bonds (Identified Cost, $189,449,265)		$190,535,987

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	11,218,654	$11,218,654
Total Investments (Identified Cost, $200,667,919)		$201,754,641

Other Assets, Less Liabilities - 0.4%		895,216
Net Assets - 100.0%		$202,649,857

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $63,853,216 representing 31.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.456%, 1/18/21	6/24/14	$371,800	$374,337
Volkswagen Group of America Finance LLC, 0.672%, 11/20/17	11/12/14	250,000	250,217
Total Restricted Securities			$624,554
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

19

Portfolio of Investments (unaudited) – continued

REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 11/30/14

Forward Foreign Currency Exchange Contracts at 11/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	2,169,927	2/23/15	$1,854,363	$1,836,224	$18,139
SELL	CAD	JPMorgan Chase Bank N.A.	1,099,934	2/23/15	970,204	959,668	10,536
SELL	JPY	Goldman Sachs International	329,875,583	2/23/15	2,876,651	2,782,644	94,007

							$122,682

Liability Derivatives
SELL	CHF	JPMorgan Chase Bank N.A.	12,891,317	2/23/15	$13,315,206	$13,361,769	$(46,563)
SELL	EUR	Goldman Sachs International	5,289,625	2/23/15	6,576,776	6,585,860	(9,084)
BUY	GBP	Goldman Sachs International	702,704	2/23/15	1,116,126	1,098,378	(17,748)
BUY	GBP	JPMorgan Chase Bank N.A.	1,061,082	2/23/15	1,685,136	1,658,549	(26,587)

20

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	JPY	JPMorgan Chase Bank N.A.	256,514,065	2/23/15	$2,236,840	$2,163,808	$(73,032)
BUY	NOK	Goldman Sachs International	69,301,925	2/23/15	10,095,478	9,823,040	(272,438)
BUY	NOK	JPMorgan Chase Bank N.A.	4,265,608	2/23/15	621,655	604,619	(17,036)
SELL	NZD	JPMorgan Chase Bank N.A.	4,655,866	2/23/15	3,560,336	3,619,834	(59,498)
BUY	SEK	Goldman Sachs International	22,557,731	2/23/15	3,036,177	3,026,400	(9,777)
BUY	SEK	JPMorgan Chase Bank N.A.	4,469,069	2/23/15	601,627	599,581	(2,046)

							$(533,809)

Futures Contracts Outstanding at 11/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	22	$2,332,316	December - 2014	$62,603
Australian SPI 200 Index (Short)	AUD	58	6,589,146	December - 2014	123,472
CAC 40 Index (Long)	EUR	44	2,399,657	December - 2014	88,300
DAX Index (Long)	EUR	5	1,551,409	December - 2014	79,812
Hang Seng China ENT Index (Long)	HKD	46	3,310,797	December - 2014	135,244
Hang Seng Index (Long)	HKD	24	3,710,686	December - 2014	8,108
IBEX Index (Long)	EUR	39	5,221,726	December - 2014	205,952
BIST 30 Index (Long)	TRY	1,506	7,297,274	December - 2014	633,675
KOSPI Index (Short)	KRW	5	573,131	December - 2014	410
Mex Bolsa Index (Short)	MXN	24	761,467	December - 2014	13,786
MSCI Singapore Index (Short)	SGD	19	1,099,501	December - 2014	802
MSCI Taiwan Index (Long)	USD	123	4,223,820	December - 2014	17,742
NIFTY Index (Long)	USD	146	2,518,646	December - 2014	8,564
OMX Index (Long)	SEK	136	2,672,005	December - 2014	75,294

					$1,453,764

21

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
GB Government Bond 10 yr (Long)	GBP	5	$919,163	March - 2015	$9,521
U.S. Treasury Note 10 yr (Long)	USD	254	32,269,906	March - 2015	233,267

					$242,788

					$1,696,552

Liability Derivatives
Equity Futures
Bovespa Index (Long)	BRL	169	$3,622,939	December - 2014	$(251,867)
FTSE 100 Index (Short)	GBP	19	2,000,184	December - 2014	(67,960)
FTSE JSE Top 40 Index (Long)	ZAR	33	1,320,149	December - 2014	(12,967)
FTSE MIB Index (Long)	EUR	24	2,991,695	December - 2014	(115,725)
Russell 2000 Index (Short)	USD	55	6,443,800	December - 2014	(179,614)
S&P 500 E-Mini Index (Short)	USD	82	8,471,830	December - 2014	(272,851)
S&P TSX 60 Index (Short)	CAD	40	6,027,800	December - 2014	(45,923)
Topix Index (Short)	JPY	6	713,154	December - 2014	(19,269)

					$(966,176)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	20	$2,131,701	December - 2014	$(87,669)
Canadian Treasury Bond 10 yr (Short)	CAD	21	2,528,482	March - 2015	(32,568)
Euro Bund (Short)	EUR	99	18,828,934	December - 2014	(452,360)
Japanese Government Bond 10 yr (Short)	JPY	14	17,331,592	December - 2014	(128,516)

					$(701,113)

					$(1,667,289)

At November 30, 2014, the fund had cash collateral of $330,000 and other liquid securities with an aggregate value of $5,350,903 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $189,449,265)	$190,535,987
Underlying affiliated funds, at cost and value	11,218,654
Total investments, at value (identified cost, $200,667,919)	$201,754,641
Restricted cash	330,000
Receivables for
Forward foreign currency exchange contracts	122,682
Daily variation margin on open futures contracts	1,325,070
Fund shares sold	140,043
Interest	781,631
Receivable from investment adviser	38,720
Other assets	27
Total assets	$204,492,814
Liabilities
Payable to custodian	$33,037
Payables for
Distributions	12
Forward foreign currency exchange contracts	533,809
TBA purchase commitments	989,288
Fund shares reacquired	2,013
Payable to affiliates
Shareholder servicing costs	209,084
Distribution and service fees	481
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	75,223
Total liabilities	$1,842,957
Net assets	$202,649,857
Net assets consist of
Paid-in capital	$208,622,664
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	554,405
Accumulated net realized gain (loss) on investments and foreign currency	(6,166,710)
Accumulated distributions in excess of net investment income	(360,502)
Net assets	$202,649,857
Shares of beneficial interest outstanding	21,177,801

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,276,719	342,494	$9.57
Class B	647,022	67,934	9.52
Class C	1,983,366	208,310	9.52
Class I	1,412,238	147,442	9.58
Class R1	96,645	10,138	9.53
Class R2	98,431	10,291	9.56
Class R3	99,340	10,385	9.57
Class R4	100,257	10,480	9.57
Class R5	194,935,839	20,370,327	9.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.05 [100 / 95.25 x $9.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,292,147
Dividends from underlying affiliated funds	6,479
Total investment income	$1,298,626
Expenses
Management fee	$653,816
Distribution and service fees	19,582
Shareholder servicing costs	270,264
Administrative services fee	19,787
Independent Trustees’ compensation	2,395
Custodian fee	28,601
Shareholder communications	7,809
Audit and tax fees	46,808
Legal fees	815
Miscellaneous	95,900
Total expenses	$1,145,777
Fees paid indirectly	(32)
Reduction of expenses by investment adviser and distributor	(309,437)
Net expenses	$836,308
Net investment income	$462,318
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(12,524)
Futures contracts	(653,323)
Foreign currency	(699,102)
Net realized gain (loss) on investments and foreign currency	$(1,364,949)
Change in unrealized appreciation (depreciation)
Investments	$(440,632)
Futures contracts	55,710
Translation of assets and liabilities in foreign currencies	(522,667)
Net unrealized gain (loss) on investments and foreign currency translation	$(907,589)
Net realized and unrealized gain (loss) on investments and foreign currency	$(2,272,538)
Change in net assets from operations	$(1,810,220)

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/14 (unaudited)	Year ended 5/31/14
From operations
Net investment income	$462,318	$897,310
Net realized gain (loss) on investments and foreign currency	(1,364,949)	738,647
Net unrealized gain (loss) on investments and foreign currency translation	(907,589)	(470,544)
Change in net assets from operations	$(1,810,220)	$1,165,413
Distributions declared to shareholders
From net investment income	$(780,937)	$(1,670,983)
Change in net assets from fund share transactions	$7,880,237	$40,316,278
Total change in net assets	$5,289,080	$39,810,708
Net assets
At beginning of period	197,360,777	157,550,069
At end of period (including accumulated distributions in excess of net investment income of $360,502 and $41,883, respectively)	$202,649,857	$197,360,777

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14		Years ended 5/31
Class A			2014	2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.69		$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.04	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$(0.10)		$0.02	$0.25	$(0.33)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.11)	$(0.14)		$(0.02)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.06)	$(0.11)	$(0.16)		$(0.02)
Net asset value, end of period (x)	$9.57		$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(1.01	)(n)	0.24	2.66	(3.31)		0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.45	1.51	1.35		2.63	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.15	1.15		1.15	(a)
Net investment income	0.15	(a)	0.23	0.40	0.43		0.42	(a)
Portfolio turnover	14	(n)	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$3,277		$3,846	$3,348	$3,197		$614

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class B			2014		2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.66		$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.01)		0.21	(0.38)		0.10
Total from investment operations	$(0.14)		$(0.06)		$0.18	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.05)	$(0.07)		$(0.01)
From net realized gain on investments	—		—		—	(0.00	)(w)	—
From tax return of capital	—		—		—	(0.01)		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.05)	$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.52		$9.66		$9.72	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(1.45	)(n)	(0.58)		1.85	(4.04)		0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.20		2.26	2.07		3.36	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90		1.90	1.90		1.90	(a)
Net investment income (loss)	(0.61	)(a)	(0.53)		(0.34)	(0.30)		(0.55	)(a)
Portfolio turnover	14	(n)	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$647		$723		$668	$765		$153

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class C			2014	2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.66		$9.72	$9.58	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00 (w)	0.22	(0.38)		0.10
Total from investment operations	$(0.14)		$(0.05)	$0.19	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.05)	$(0.08)		$(0.01)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	(0.01)		—
Total distributions declared to shareholders	$—		$(0.01)	$(0.05)	$(0.09)		$(0.01)
Net asset value, end of period (x)	$9.52		$9.66	$9.72	$9.58		$10.08
Total return (%) (r)(s)(t)(x)	(1.45	)(n)	(0.56)	1.97	(4.11)		0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.20	2.26	2.09		3.38	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90	1.90		1.90	(a)
Net investment income (loss)	(0.61	)(a)	(0.53)	(0.34)	(0.31)		(0.40)	(a)
Portfolio turnover	14	(n)	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$1,983		$3,048	$1,999	$1,231		$238

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class I			2014	2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.70		$9.74	$9.60	$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.08	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00 (w)	0.19	(0.37)		0.10
Total from investment operations	$(0.09)		$0.05	$0.27	$(0.31)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.13)	$(0.16)		$(0.02)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	(0.02)		—
Total distributions declared to shareholders	$(0.03)		$(0.09)	$(0.13)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.58		$9.70	$9.74	$9.60		$10.09
Total return (%) (r)(s)(x)	(0.89	)(n)	0.48	2.86	(3.08)		1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.18	1.23	1.07		2.32	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90		0.90	(a)
Net investment income	0.39	(a)	0.51	0.83	0.65		0.37	(a)
Portfolio turnover	14	(n)	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$1,412		$1,410	$2,244	$107,665		$39,829
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R1			2014		2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.67		$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00	(w)	0.21	(0.38)		0.09
Total from investment operations	$(0.14)		$(0.05)		$0.18	$(0.41)		$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.00)	(w)	$(0.05)	$(0.07)		$(0.00	)(w)
From net realized gain on investments	—		—		—	(0.00	)(w)	—
From tax return of capital	—		—		—	(0.01)		—
Total distributions declared to shareholders	$—		$(0.00)	(w)	$(0.05)	$(0.08)		$(0.00	)(w)
Net asset value, end of period (x)	$9.53		$9.67		$9.72	$9.59		$10.08
Total return (%) (r)(s)(x)	(1.45	)(n)	(0.48)		1.84	(4.06)		0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.21		2.26	2.05		3.37	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90		1.90	1.90		1.90	(a)
Net investment income (loss)	(0.61	)(a)	(0.53)		(0.35)	(0.35)		(0.61	)(a)
Portfolio turnover	14	(n)	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$97		$112		$99	$97		$101

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R2			2014	2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.69		$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.00) (w)	$0.02	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$(0.12)		$(0.00) (w)	$0.23	$(0.36)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.09)	$(0.11)		$(0.01)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	(0.02)		—
Total distributions declared to shareholders	$(0.01)		$(0.04)	$(0.09)	$(0.13)		$(0.01)
Net asset value, end of period (x)	$9.56		$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(1.24	)(n)	(0.02)	2.41	(3.57)		0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.76	1.55		2.87	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40		1.40	(a)
Net investment income (loss)	(0.11	)(a)	(0.03)	0.16	0.14		(0.12	)(a)
Portfolio turnover	14	(n)	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$98		$100	$100	$97		$101

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R3			2014	2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.69		$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.04	$0.04		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$(0.10)		$0.02	$0.25	$(0.33)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.11)	$(0.14)		$(0.01)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.06)	$(0.11)	$(0.16)		$(0.01)
Net asset value, end of period (x)	$9.57		$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(1.01	)(n)	0.23	2.65	(3.33)		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.45	1.51	1.30		2.62	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15		1.15	(a)
Net investment income	0.14	(a)	0.22	0.41	0.39		0.14	(a)
Portfolio turnover	14	(n)	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$99		$100	$100	$98		$101

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R4			2014	2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.69		$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.06	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.00 (w)	0.22	(0.37)		0.09
Total from investment operations	$(0.09)		$0.05	$0.28	$(0.31)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.09)	$(0.14)	$(0.16)		$(0.02)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	(0.02)		—
Total distributions declared to shareholders	$(0.03)		$(0.09)	$(0.14)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.57		$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.89	)(n)	0.48	2.91	(3.08)		0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.20	1.26	1.05		2.37	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90		0.90	(a)
Net investment income	0.39	(a)	0.47	0.66	0.64		0.39	(a)
Portfolio turnover	14	(n)	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$100		$101	$101	$98		$101

See Notes to Financial Statements

34

Financial Highlights – continued

Class R5	Six months ended 11/30/14		Years ended 5/31
			2014		2013 (i)
	(unaudited)
Net asset value, beginning of period	$9.69		$9.73		$9.68
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.00	(w)	0.10	(g)
Total from investment operations	$(0.08)		$0.05		$0.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)		$(0.09)
Net asset value, end of period (x)	$9.57		$9.69		$9.73
Total return (%) (r)(s)(x)	(0.84	)(n)	0.56		1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13		1.23	(a)
Expenses after expense reductions (f)	0.81	(a)	0.83		0.89	(a)
Net investment income	0.48	(a)	0.54		0.56	(a)
Portfolio turnover	14	(n)	28		29
Net assets at end of period (000 omitted)	$194,936		$187,921		$148,892

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

36

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

37

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,675,325	$—	$9,675,325
Non-U.S. Sovereign Debt	—	14,239,594	—	14,239,594
Municipal Bonds	—	790,833	—	790,833
U.S. Corporate Bonds	—	74,449,527	—	74,449,527
Residential Mortgage-Backed Securities	—	6,549,959	—	6,549,959
Commercial Mortgage-Backed Securities	—	1,531,986	—	1,531,986
Asset-Backed Securities (including CDOs)	—	23,613,042	—	23,613,042
Foreign Bonds	—	59,685,721	—	59,685,721
Mutual Funds	11,218,654	—	—	11,218,654
Total Investments	$11,218,654	$190,535,987	$—	$201,754,641

Other Financial Instruments
Futures Contracts	$29,263	$—	$—	$29,263
Forward Foreign Currency Exchange Contracts	—	(411,127)	—	(411,127)

38

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,453,764	$(966,176)
Foreign Exchange	Forward Foreign Currency Exchange	122,682	(533,809)
Equity	Equity Futures	242,788	(701,113)
Total		$1,819,234	$(2,201,098)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

39

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$149,075	$—	$—
Foreign Exchange	—	(652,974)	(36,886)
Equity	(802,398)	—	—
Total	$(653,323)	$(652,974)	$(36,886)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(177,401)	$—	$—
Foreign Exchange	—	(427,253)	15,815
Equity	233,111	—	—
Total	$55,710	$(427,253)	$15,815

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one

40

Notes to Financial Statements (unaudited) – continued

party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$1,325,070	$—
Forward Foreign Currency Exchange Contracts	122,682	(533,809)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets and Liabilities	$1,447,752	$(533,809)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,325,070	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$122,682	$(533,809)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at November 30, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs
International	$94,007	(94,007)	—	—	$—
JP Morgan Chase Bank N.A.	28,675	(28,675)	—	—	—
Total	$122,682	(122,682)	—	—	$—

41

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at November 30, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs
International	$(309,047)	94,007	—	—	$(215,040)
JP Morgan Chase Bank N.A.	(224,762)	28,675	—	196,087	—
Total	$(533,809)	122,682	—	196,087	$(215,040)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

42

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase

43

Notes to Financial Statements (unaudited) – continued

in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have

44

Notes to Financial Statements (unaudited) – continued

sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

45

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/14
Ordinary income (including any short-term capital gains)	$1,670,983

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14
Cost of investments	$201,567,616
Gross appreciation	1,079,492
Gross depreciation	(892,467)
Net unrealized appreciation (depreciation)	$187,025

As of 5/31/14
Undistributed ordinary income	71,139
Capital loss carryforwards	(2,806,270)
Post-October capital loss deferral	(1,270,052)
Other temporary differences	256,305
Net unrealized appreciation (depreciation)	367,228

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(866,963)
Long-Term	(1,939,307)
Total	$(2,806,270)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

46

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/14	Year ended 5/31/14
Class A	$7,951	$26,242
Class B	—	251
Class C	—	2,087
Class I	4,772	18,925
Class R1	—	31
Class R2	102	391
Class R3	227	644
Class R4	354	898
Class R5	767,531	1,621,514
Total	$780,937	$1,670,983

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2014, this management fee reduction amounted to $5,301, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.85%

47

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the six months ended November 30, 2014, this reduction amounted to $303,848 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $975 for the six months ended November 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$4,452
Class B	0.75%	0.25%	1.00%	1.00%	3,523
Class C	0.75%	0.25%	1.00%	1.00%	10,727
Class R1	0.75%	0.25%	1.00%	1.00%	507
Class R2	0.25%	0.25%	0.50%	0.50%	248
Class R3	—	0.25%	0.25%	0.25%	125
Total Distribution and Service Fees					$19,582

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2014, this rebate amounted to $120 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

48

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2014, were as follows:

Amount
Class A	$—
Class B	1,551
Class C	410

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2014, the fee was $1,575, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,101.

Under a Special Servicing Agreement among MFS, certain MFS funds which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2014, these costs for the fund amounted to $263,588 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.0197% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds.

49

Notes to Financial Statements (unaudited) – continued

Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the year six months ended November 30, 2014, the aggregate fees paid by the fund under these agreements were $378 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the ICCO Agreements in the amount of $168, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At November 30, 2014, MFS held approximately 100%, 100%, 100% and 100% of the outstanding shares of Class R1, Class R2, Class R3 and Class R4, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,968,988	$3,190,851
Investments (non-U.S. Government securities)	$36,386,362	$23,404,140

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Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	45,739	$441,941	361,708	$3,490,906
Class B	5,621	54,084	31,112	299,652
Class C	48,605	465,511	317,345	3,063,091
Class I	38,219	368,692	160,705	1,557,036
Class R1	—	—	1,445	13,965
Class R5	1,216,897	11,728,727	4,149,302	40,073,392
	1,355,081	$13,058,955	5,021,617	$48,498,042

Shares issued to shareholders in reinvestment of distributions
Class A	821	$7,890	2,673	$25,803
Class B	—	—	24	228
Class C	—	—	212	2,040
Class I	496	4,772	1,959	18,925
Class R1	—	—	3	31
Class R2	11	102	40	391
Class R3	24	227	66	644
Class R4	37	354	93	898
Class R5	79,816	767,531	167,886	1,621,514
	81,205	$780,876	172,956	$1,670,474

Shares reacquired
Class A	(100,876)	$(971,440)	(311,645)	$(3,008,609)
Class B	(12,497)	(119,599)	(25,073)	(241,525)
Class C	(155,808)	(1,500,247)	(207,788)	(2,002,123)
Class I	(36,559)	(353,026)	(247,827)	(2,394,867)
Class R1	(1,442)	(13,902)	(2)	(19)
Class R5	(310,674)	(3,001,380)	(228,408)	(2,205,095)
	(617,856)	$(5,959,594)	(1,020,743)	$(9,852,238)

Net change
Class A	(54,316)	$(521,609)	52,736	$508,100
Class B	(6,876)	(65,515)	6,063	58,355
Class C	(107,203)	(1,034,736)	109,769	1,063,008
Class I	2,156	20,438	(85,163)	(818,906)
Class R1	(1,442)	(13,902)	1,446	13,977
Class R2	11	102	40	391
Class R3	24	227	66	644
Class R4	37	354	93	898
Class R5	986,039	9,494,878	4,088,780	39,489,811
	818,430	$7,880,237	4,173,830	$40,316,278

51

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 31%, 29%, 25%, 5%, 3%, 2% respectively, of the value of outstanding voting shares of the fund. In addition the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2014, the fund’s commitment fee and interest expense were $360 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,003,281	27,673,685	(35,458,312)	11,218,654

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,479	$11,218,654

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

53

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information

54

Board Review of Investment Advisory Agreement – continued

provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and

55

Board Review of Investment Advisory Agreement – continued

MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

56

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

57

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2014

MFS® EMERGING MARKETS EQUITY FUND

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum,

consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession,

leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Naspers Ltd.	3.4%
Cognizant Technology Solutions Corp., “A”	3.3%
Samsung Electronics Co. Ltd.	3.3%
MediaTek, Inc.	2.7%
Housing Development Finance Corp. Ltd.	2.4%
Kasikornbank PLC, NVDR	2.1%
Kia Motors Corp.	1.9%
Kotak Mahindra Bank Ltd.	1.8%
Techtronic Industries Co. Ltd.	1.8%

Equity sectors
Financial Services	27.8%
Technology	13.8%
Consumer Staples	9.6%
Retailing	8.7%
Utilities & Communications	6.6%
Energy	6.0%
Special Products & Services	5.9%
Leisure	5.9%
Autos & Housing	5.8%
Basic Materials	3.4%
Transportation	2.0%
Health Care	1.9%
Industrial Goods & Services	1.7%

Issuer country weightings (x)
Taiwan	11.3%
China	10.8%
South Korea	10.5%
Brazil	10.3%
Hong Kong	8.5%
India	7.5%
South Africa	7.0%
Mexico	5.5%
United States	4.3%
Other Countries	24.3%

Currency exposure weightings (y)
Hong Kong Dollar	18.8%
Taiwan Dollar	11.3%
South Korean Won	10.5%
Brazilian Real	10.3%
Indian Rupee	7.5%
United States Dollar	7.1%
South African Rand	7.0%
Mexican Peso	5.5%
Thailand Baht	3.9%
Other Currencies	18.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2014 through November 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2014 through November 30, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	1.64%	$1,000.00	$975.49	$8.12
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
B	Actual	2.40%	$1,000.00	$971.71	$11.86
	Hypothetical (h)	2.40%	$1,000.00	$1,013.04	$12.11
C	Actual	2.40%	$1,000.00	$971.41	$11.86
	Hypothetical (h)	2.40%	$1,000.00	$1,013.04	$12.11
I	Actual	1.40%	$1,000.00	$976.68	$6.94
	Hypothetical (h)	1.40%	$1,000.00	$1,018.05	$7.08
R1	Actual	2.40%	$1,000.00	$971.26	$11.86
	Hypothetical (h)	2.40%	$1,000.00	$1,013.04	$12.11
R2	Actual	1.90%	$1,000.00	$974.16	$9.40
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
R3	Actual	1.65%	$1,000.00	$975.04	$8.17
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
R4	Actual	1.40%	$1,000.00	$976.41	$6.94
	Hypothetical (h)	1.40%	$1,000.00	$1,018.05	$7.08
R5	Actual	1.30%	$1,000.00	$977.01	$6.44
	Hypothetical (h)	1.30%	$1,000.00	$1,018.55	$6.58

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)

Airlines - 0.6%
Copa Holdings S.A., “A”	39,325	$4,400,866

Alcoholic Beverages - 2.9%
AmBev S.A., ADR	1,365,035	$8,940,979
SABMiller PLC	252,510	14,075,154

		$23,016,133
Apparel Manufacturers - 3.4%
Global Brands Group Holding Ltd. (a)	30,450,000	$6,792,931
Li & Fung Ltd.	6,548,000	7,278,464
Samsonite International S.A.	611,700	2,035,082
Stella International Holdings	3,942,000	10,852,712

		$26,959,189
Automotive - 3.5%
Guangzhou Automobile Group Co. Ltd., “H”	13,128,000	$12,425,630
Kia Motors Corp.	299,414	15,052,448

		$27,478,078
Brokerage & Asset Managers - 1.8%
BM&F Bovespa S.A.	1,807,990	$7,429,758
Bolsa Mexicana de Valores S.A. de C.V.	1,593,703	3,281,549
Turkiye Sinai Kalkinma Bankasi A.S.	3,502,357	3,171,624

		$13,882,931
Business Services - 3.3%
Cognizant Technology Solutions Corp., “A” (a)	484,884	$26,178,887

Cable TV - 4.2%
Astro Malaysia Holdings Berhad	6,189,100	$6,166,228
Naspers Ltd.	209,717	27,140,704

		$33,306,932
Computer Software - Systems - 0.1%
Hon Hai Precision Industry Co. Ltd.	124,987	$391,752

Conglomerates - 0.9%
First Pacific Co. Ltd.	7,031,250	$7,416,682

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 2.4%
Cemex S.A.B. de C.V., ADR (a)	352,200	$4,406,022
Techtronic Industries Co. Ltd.	4,431,500	14,171,840

		$18,577,862
Consumer Products - 3.2%
Dabur India Ltd.	2,766,914	$10,741,271
LG Household & Health Care Ltd.	24,957	14,033,315

		$24,774,586
Consumer Services - 1.7%
Estacio Participacoes S.A.	718,043	$7,807,950
Kroton Educacional S.A.	365,149	2,552,633
Localiza Rent a Car S.A.	205,538	2,804,776

		$13,165,359
Electronics - 12.1%
MediaTek, Inc.	1,410,000	$21,185,879
Samsung Electronics Co. Ltd.	22,179	25,763,232
Seoul Semiconductor Co. Ltd.	126,579	2,033,581
Siliconware Precision Industries Co. Ltd.	2,593,000	3,808,122
Taiwan Semiconductor Manufacturing Co. Ltd.	9,296,695	42,506,902

		$95,297,716
Energy - Independent - 3.4%
China Shenhua Energy Co. Ltd.	3,908,500	$11,113,286
Gran Tierra Energy, Inc. (a)	1,477,416	5,308,313
INPEX Corp.	593,900	6,293,328
Reliance Industries Ltd.	247,566	3,955,949

		$26,670,876
Energy - Integrated - 1.7%
NovaTek OAO, GDR	88,372	$8,351,154
Petroleo Brasileiro S.A., ADR	523,909	5,092,395

		$13,443,549
Engineering - Construction - 0.6%
Mills Estruturas e Servicos de Engenharia S.A.	467,942	$1,915,664
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	191,678	2,369,174

		$4,284,838
Food & Beverages - 2.6%
AVI Ltd.	534,414	$3,704,640
BRF S.A.	124,010	3,210,427
Grupo Lala S.A.B. de C.V.	1,165,236	2,389,262
M. Dias Branco S.A. Industria e Comercio de Alimentos	116,720	4,446,086

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Want Want China Holdings Ltd.	5,379,000	$7,061,112

		$20,811,527
Food & Drug Stores - 3.3%
Dairy Farm International Holdings Ltd.	452,700	$4,173,894
E-Mart Co. Ltd.	36,944	7,335,782
Magnit OJSC (a)	41,139	9,743,665
Wumart Stores, Inc., “H”	4,877,000	4,578,339

		$25,831,680
Forest & Paper Products - 0.4%
Fibria Celulose S.A. (a)	280,507	$3,371,749

Gaming & Lodging - 1.2%
Minor International PCL	4,999,600	$5,938,310
Sands China Ltd.	639,200	3,828,655

		$9,766,965
General Merchandise - 2.0%
PT Mitra Adiperkasa Tbk	2,806,400	$1,287,761
S.A.C.I. Falabella	474,663	3,406,128
Woolworths Ltd.	1,583,834	11,399,631

		$16,093,520
Health Maintenance Organizations - 1.0%
OdontoPrev S.A.	1,425,253	$5,362,377
Qualicorp S.A. (a)	206,762	2,241,060

		$7,603,437
Insurance - 3.5%
Brasil Insurance Participacoes e Administracao S.A.	1,022,300	$2,168,280
Cathay Financial Holding Co. Ltd.	5,669,550	9,141,628
China Pacific Insurance Co. Ltd.	2,827,400	11,849,347
Samsung Fire & Marine Insurance Co. Ltd.	14,990	4,194,142

		$27,353,397
Internet - 1.7%
51job, Inc., ADR (a)	165,969	$6,099,361
NAVER Corp.	10,358	7,067,691

		$13,167,052
Machinery & Tools - 1.1%
Glory Ltd.	192,000	$5,015,589
Haitian International Holdings Ltd.	459,000	976,608

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
TK Corp. (a)	223,659	$2,725,210

		$8,717,407
Major Banks - 1.2%
Banco do Brasil S.A.	266,499	$3,080,763
Standard Chartered PLC	426,681	6,327,395

		$9,408,158
Medical Equipment - 0.5%
Top Glove Corp.	2,607,100	$3,553,209

Metals & Mining - 2.0%
Gerdau S.A., ADR	818,931	$3,414,942
Grupo Mexico S.A.B. de C.V., “B”	1,107,185	3,622,828
Iluka Resources Ltd.	519,645	3,030,261
Vale S.A., ADR	642,577	5,789,619

		$15,857,650
Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	1,198,000	$3,367,729

Oil Services - 0.8%
Lamprell PLC (a)	2,357,655	$4,406,411
TMK OAO, GDR	411,825	2,079,716

		$6,486,127
Other Banks & Diversified Financials - 18.5%
Banco De Oro Unibank, Inc.	5,093,080	$12,385,354
Bancolombia S.A., ADR	58,745	3,037,117
China Construction Bank	18,373,490	13,931,336
Credicorp Ltd.	53,546	8,870,430
E.Sun Financial Holding Co. Ltd.	19,398,010	12,285,354
Gentera S.A.B. de C.V.	1,239,739	2,643,530
Grupo Financiero Banorte S.A. de C.V.	712,759	4,033,785
Housing Development Finance Corp. Ltd.	1,004,560	18,788,858
Itau Unibanco Holding S.A., ADR	395,393	5,954,619
Kasikornbank Co. Ltd.	616,900	4,640,606
Kasikornbank PLC, NVDR	2,190,900	16,480,959
Komercni Banka A.S.	34,973	7,777,010
Kotak Mahindra Bank Ltd.	747,331	14,481,759
PT Bank Mandiri Tbk.	3,807,500	3,283,672
Sberbank of Russia (a)	4,825,575	7,000,959
Turkiye Garanti Bankasi A.S.	2,302,932	10,136,802

		$145,732,150

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	1,973,187	$4,276,921

Railroad & Shipping - 1.0%
Diana Shipping, Inc. (a)	666,702	$4,986,931
Pacific Basin Shipping Ltd.	6,771,138	3,178,241

		$8,165,172
Real Estate - 2.9%
Concentradora Fibra Danhos S.A. de C.V., REIT	1,217,697	$3,153,616
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	2,646,847	4,385,511
Emaar Malls Group PJSC (a)	1,085,225	874,550
Hang Lung Properties Ltd.	2,457,000	7,382,184
Iguatemi Empresa de Shopping Centers S.A.	312,480	3,131,074
Prologis Property Mexico S.A. de C.V., REIT	1,796,571	3,806,363

		$22,733,298
Restaurants - 0.4%
Ajisen China Holdings Ltd.	4,610,000	$3,334,937

Specialty Chemicals - 0.9%
LG Chemical Ltd.	22,890	$4,266,244
PTT Global Chemical PLC	1,609,500	3,149,395

		$7,415,639
Telecommunications - Wireless - 3.5%
America Movil S.A.B. de C.V., “L”, ADR	230,614	$5,467,858
China Mobile Ltd.	834,000	10,275,916
Mobile TeleSystems OJSC, ADR	204,750	2,502,045
MTN Group Ltd.	489,218	9,632,697

		$27,878,516
Telephone Services - 1.2%
Hellenic Telecommunications Organization S.A. (a)	295,317	$3,619,509
PT XL Axiata Tbk	5,765,000	2,409,169
Telekomunikacja Polska S.A.	1,329,127	3,752,206

		$9,780,884
Tobacco - 0.9%
ITC Ltd.	574,235	$3,360,462
PT Gudang Garam Tbk	676,500	3,391,092

		$6,751,554
Trucking - 0.4%
Imperial Holdings	189,596	$3,422,233

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.4%
Alupar Investimento S.A., IEU	375,377	$2,795,368
CESC Ltd.	685,551	7,842,602

		$10,637,970
Total Common Stocks (Identified Cost, $755,150,035)		$780,765,117

	Strike Price		First Exercise
Warrants - 0.0%
Minor International PCL (1 share for 1 warrant) (Identified Cost, $0) (a)	THB	40	2/25/15	470,075	$79,455

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)				11,755,563	$11,755,563
Total Investments (Identified Cost, $766,905,598)					$792,600,135

Other Assets, Less Liabilities - (0.6)%					(4,498,321)
Net Assets - 100.0%					$788,101,814

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $755,150,035)	$780,844,572
Underlying affiliated funds, at cost and value	11,755,563
Total investments, at value (identified cost, $766,905,598)	$792,600,135
Cash	83,834
Foreign currency, at value (identified cost, $80,409)	79,364
Receivables for
Investments sold	392,588
Fund shares sold	990,011
Dividends	350,578
Other assets	169
Total assets	$794,496,679
Liabilities
Payables for
Investments purchased	$2,834,873
Fund shares reacquired	344,888
Payable to affiliates
Investment adviser	107,628
Shareholder servicing costs	810,099
Distribution and service fees	10,687
Payable for independent Trustees’ compensation	1,465
Deferred country tax expense payable	2,046,838
Accrued expenses and other liabilities	238,387
Total liabilities	$6,394,865
Net assets	$788,101,814
Net assets consist of
Paid-in capital	$740,999,347
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $2,046,838 deferred country tax)	23,614,970
Accumulated net realized gain (loss) on investments and foreign currency	14,924,613
Undistributed net investment income	8,562,884
Net assets	$788,101,814
Shares of beneficial interest outstanding	25,550,955

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$145,377,184	4,869,710	$29.85
Class B	10,780,141	387,400	27.83
Class C	34,946,717	1,285,217	27.19
Class I	60,485,700	1,925,512	31.41
Class R1	644,115	23,813	27.05
Class R2	1,340,382	48,700	27.52
Class R3	4,612,320	155,287	29.70
Class R4	4,806,807	161,239	29.81
Class R5	525,108,448	16,694,077	31.45

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.67 [100 / 94.25 x $29.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,413,039
Interest	4,916
Dividends from underlying affiliated funds	5,126
Foreign taxes withheld	(1,336,865)
Total investment income	$10,086,216
Expenses
Management fee	$4,187,957
Distribution and service fees	455,869
Shareholder servicing costs	710,141
Administrative services fee	63,557
Independent Trustees’ compensation	8,275
Custodian fee	403,047
Shareholder communications	21,209
Audit and tax fees	48,434
Legal fees	3,840
Miscellaneous	75,597
Total expenses	$5,977,926
Fees paid indirectly	(63)
Reduction of expenses by investment adviser and distributor	(105,857)
Net expenses	$5,872,006
Net investment income	$4,214,210
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $419,803 country tax)	$17,915,599
Foreign currency	(266,398)
Net realized gain (loss) on investments and foreign currency	$17,649,201
Change in unrealized appreciation (depreciation)
Investments (net of $996,023 increase in deferred country tax)	$(39,341,652)
Translation of assets and liabilities in foreign currencies	(20,138)
Net unrealized gain (loss) on investments and foreign currency translation	$(39,361,790)
Net realized and unrealized gain (loss) on investments and foreign currency	$(21,712,589)
Change in net assets from operations	$(17,498,379)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/14 (unaudited)	Year ended 5/31/14
From operations
Net investment income	$4,214,210	$4,803,874
Net realized gain (loss) on investments and foreign currency	17,649,201	11,985,900
Net unrealized gain (loss) on investments and foreign currency translation	(39,361,790)	(13,647,534)
Change in net assets from operations	$(17,498,379)	$3,142,240
Distributions declared to shareholders
From net investment income	$—	$(4,700,091)
Change in net assets from fund share transactions	$(10,956,688)	$75,978,553
Total change in net assets	$(28,455,067)	$74,420,702
Net assets
At beginning of period	816,556,881	742,136,179
At end of period (including undistributed net investment income of $8,562,884 and $4,348,674, respectively)	$788,101,814	$816,556,881

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$30.60		$30.76	$27.61	$34.22	$26.43	$21.63
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.13	$0.18	$0.29	$0.22	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.89)		(0.17)	3.22	(6.76)	7.64	4.93
Total from investment operations	$(0.75)		$(0.04)	$3.40	$(6.47)	$7.86	$5.10
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.25)	$(0.14)	$(0.07)	$(0.30)
Net asset value, end of period (x)	$29.85		$30.60	$30.76	$27.61	$34.22	$26.43
Total return (%) (r)(s)(t)(x)	(2.45	)(n)	(0.11)	12.31	(18.88)	29.76	23.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.69	1.69	1.66	1.71	1.84
Expenses after expense reductions (f)	1.64	(a)	1.67	1.68	1.66	1.71	1.84
Net investment income	0.88	(a)(l)	0.43	0.59	0.97	0.71	0.67
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$145,377		$161,724	$223,707	$225,253	$294,564	$224,420

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.63		$28.88	$25.91	$32.18	$24.98	$20.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.08)	$(0.05)	$0.06	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)		(0.17)	3.02	(6.33)	7.21	4.66
Total from investment operations	$(0.80)		$(0.25)	$2.97	$(6.27)	$7.20	$4.64
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.12)
Net asset value, end of period (x)	$27.83		$28.63	$28.88	$25.91	$32.18	$24.98
Total return (%) (r)(s)(t)(x)	(2.79	)(n)	(0.87)	11.46	(19.48)	28.82	22.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.44	2.44	2.42	2.46	2.59
Expenses after expense reductions (f)	2.40	(a)	2.42	2.43	2.41	2.46	2.59
Net investment income (loss)	0.11	(a)(l)	(0.30)	(0.19)	0.21	(0.02)	(0.09)
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$10,780		$12,251	$17,777	$19,493	$30,375	$26,517

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class C			2014	2013	2012	2011		2010

Net asset value, beginning of period	$27.98		$28.22	$25.33	$31.46	$24.42		$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.08)	$(0.05)	$0.07	$0.00	(w)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)		(0.16)	2.95	(6.20)	7.04		4.56
Total from investment operations	$(0.79)		$(0.24)	$2.90	$(6.13)	$7.04		$4.54
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$—	$—		$(0.17)
Net asset value, end of period (x)	$27.19		$27.98	$28.22	$25.33	$31.46		$24.42
Total return (%) (r)(s)(t)(x)	(2.82	)(n)	(0.85)	11.46	(19.49)	28.83		22.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.44	2.44	2.42	2.46		2.59
Expenses after expense reductions (f)	2.40	(a)	2.42	2.43	2.41	2.46		2.59
Net investment income (loss)	0.09	(a)(l)	(0.29)	(0.18)	0.24	0.00	(w)	(0.08)
Portfolio turnover	22	(n)	44	35	28	36		66
Net assets at end of period (000 omitted)	$34,947		$37,532	$44,562	$44,967	$70,264		$54,194
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$32.16		$32.33	$29.01	$35.96	$27.75	$22.70
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.24	$0.37	$0.39	$0.31	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.92)		(0.20)	3.29	(7.11)	8.04	5.18
Total from investment operations	$(0.75)		$0.04	$3.66	$(6.72)	$8.35	$5.43
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.34)	$(0.23)	$(0.14)	$(0.38)
Net asset value, end of period (x)	$31.41		$32.16	$32.33	$29.01	$35.96	$27.75
Total return (%) (r)(s)(x)	(2.33	)(n)	0.13	12.59	(18.68)	30.10	23.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.44	1.44	1.41	1.46	1.59
Expenses after expense reductions (f)	1.40	(a)	1.42	1.43	1.41	1.46	1.59
Net investment income	1.05	(a)(l)	0.76	1.17	1.23	0.94	0.93
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$60,486		$58,251	$43,387	$326,883	$373,214	$161,500

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.84		$28.14	$25.33	$31.46	$24.47	$20.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.09)	$(0.03)	$0.08	$(0.07)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		(0.17)	2.95	(6.21)	7.12	4.58
Total from investment operations	$(0.79)		$(0.26)	$2.92	$(6.13)	$7.05	$4.57
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.11)	$—	$(0.06)	$(0.28)
Net asset value, end of period (x)	$27.05		$27.84	$28.14	$25.33	$31.46	$24.47
Total return (%) (r)(s)(x)	(2.84	)(n)	(0.91)	11.53	(19.49)	28.82	22.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.44	2.44	2.41	2.45	2.59
Expenses after expense reductions (f)	2.40	(a)	2.42	2.42	2.41	2.45	2.59
Net investment income (loss)	(0.09	)(a)(l)	(0.32)	(0.12)	0.27	(0.22)	(0.03)
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$644		$458	$704	$283	$316	$144

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.25		$28.47	$25.62	$31.81	$24.64	$20.25
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.05	$0.09	$0.18	$0.14	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)		(0.16)	3.00	(6.25)	7.11	4.57
Total from investment operations	$(0.73)		$(0.11)	$3.09	$(6.07)	$7.25	$4.71
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.24)	$(0.12)	$(0.08)	$(0.32)
Net asset value, end of period (x)	$27.52		$28.25	$28.47	$25.62	$31.81	$24.64
Total return (%) (r)(s)(x)	(2.58	)(n)	(0.38)	12.03	(19.07)	29.45	23.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.94	1.94	1.92	1.96	2.09
Expenses after expense reductions (f)	1.90	(a)	1.92	1.93	1.92	1.96	2.09
Net investment income	0.49	(a)(l)	0.19	0.30	0.66	0.49	0.58
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$1,340		$1,096	$803	$514	$555	$251

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$30.45		$30.62	$27.48	$34.06	$26.28	$21.55
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.13	$0.18	$0.28	$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		(0.16)	3.21	(6.72)	7.59	4.93
Total from investment operations	$(0.75)		$(0.03)	$3.39	$(6.44)	$7.82	$5.09
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.25)	$(0.14)	$(0.04)	$(0.36)
Net asset value, end of period (x)	$29.70		$30.45	$30.62	$27.48	$34.06	$26.28
Total return (%) (r)(s)(x)	(2.46	)(n)	(0.10)	12.31	(18.89)	29.77	23.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.69	1.69	1.67	1.72	1.84
Expenses after expense reductions (f)	1.65	(a)	1.67	1.68	1.67	1.72	1.84
Net investment income	0.79	(a)(l)	0.45	0.59	0.94	0.73	0.63
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$4,612		$4,201	$3,448	$3,584	$4,952	$5,261

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$30.52		$30.70	$27.56	$34.17	$26.38	$21.59
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.21	$0.26	$0.37	$0.33	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.88)		(0.18)	3.22	(6.75)	7.60	4.91
Total from investment operations	$(0.71)		$0.03	$3.48	$(6.38)	$7.93	$5.17
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.34)	$(0.23)	$(0.14)	$(0.38)
Net asset value, end of period (x)	$29.81		$30.52	$30.70	$27.56	$34.17	$26.38
Total return (%) (r)(s)(x)	(2.33	)(n)	0.11	12.60	(18.66)	30.07	23.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.44	1.44	1.41	1.45	1.58
Expenses after expense reductions (f)	1.40	(a)	1.42	1.43	1.41	1.45	1.58
Net investment income	1.08	(a)(l)	0.72	0.84	1.24	1.03	0.98
Portfolio turnover	22	(n)	44	35	28	36	66
Net assets at end of period (000 omitted)	$4,807		$5,023	$4,693	$4,010	$4,418	$1,424

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R5			2014	2013

Net asset value, beginning of period	$32.19		$32.36	$29.01
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.25	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.93)		(0.19)	3.40
Total from investment operations	$(0.74)		$0.06	$3.69
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.34)
Net asset value, end of period (x)	$31.45		$32.19	$32.36
Total return (%) (r)(s)(x)	(2.30	)(n)	0.21	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.34	1.36
Expenses after expense reductions (f)	1.30	(a)	1.32	1.34
Net investment income	1.17	(a)(l)	0.79	0.89
Portfolio turnover	22	(n)	44	35
Net assets at end of period (000 omitted)	$525,108		$536,021	$403,055

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

25

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

26

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$89,319,637	$—	$—	$89,319,637
China	85,013,602	—	—	85,013,602
South Korea	82,471,645	—	—	82,471,645
Brazil	81,510,520	—	—	81,510,520
Hong Kong	67,110,686	—	—	67,110,686
India	59,170,900	—	—	59,170,900
South Africa	55,299,906	—	—	55,299,906
Mexico	43,836,418	—	—	43,836,418
Thailand	27,139,330	3,149,395	—	30,288,725
Other Countries	170,077,910	16,744,623	—	186,822,533
Mutual Funds	11,755,563	—	—	11,755,563
Total Investments	$772,706,117	$19,894,018	$—	$792,600,135

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $187,570,687 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

27

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

28

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/14
Ordinary income (including any short-term capital gains)	$4,700,091

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14
Cost of investments	$770,817,156
Gross appreciation	114,794,385
Gross depreciation	(93,011,406)
Net unrealized appreciation (depreciation)	$21,782,979

As of 5/31/14
Undistributed ordinary income	4,486,175
Undistributed long-term capital gain	1,856,196
Other temporary differences	(1,200,907)
Net unrealized appreciation (depreciation)	59,459,382

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/14	Year ended 5/31/14
Class A	$—	$842,710
Class I	—	273,643
Class R1	—	1,179
Class R2	—	3,777
Class R3	—	17,513
Class R4	—	32,367
Class R5	—	3,528,902
Total	$—	$4,700,091

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

30

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million to $2.5 billion and 0.90% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the six months ended November 30, 2014, this management fee reduction amounted to $77,788, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2014, this management fee reduction amounted to $21,316, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 1.01% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,682 for the six months ended November 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$197,731
Class B	0.75%	0.25%	1.00%	1.00%	59,015
Class C	0.75%	0.25%	1.00%	1.00%	187,284
Class R1	0.75%	0.25%	1.00%	1.00%	3,072
Class R2	0.25%	0.25%	0.50%	0.50%	3,002
Class R3	—	0.25%	0.25%	0.25%	5,765
Total Distribution and Service Fees					$455,869

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2014, this rebate amounted to $5,766, $80, and $221 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2014, were as follows:

Amount
Class A	$1,519
Class B	9,580
Class C	1,036

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2014, the fee was $62,424, which equated to 0.0154% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting. For the six months ended November 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $187,099.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2014, these costs for the fund amounted to $460,618 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

32

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $22 and is included in independent Trustees’ compensation for the six months ended November 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,447 at November 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended November 30, 2014, the aggregate fees paid by the fund under these agreements were $1,534 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the ICCO Agreements in the amount of $686, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

33

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended November 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $177,615,149 and $183,162,869, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	425,941	$13,243,501	1,806,264	$53,463,908
Class B	19,825	579,152	51,320	1,422,468
Class C	76,442	2,164,501	280,480	7,624,239
Class I	296,177	9,558,390	989,182	30,867,706
Class R1	8,913	255,359	14,419	389,260
Class R2	13,195	371,437	14,239	395,740
Class R3	33,421	1,030,940	68,937	2,012,113
Class R4	24,379	758,430	48,523	1,405,329
Class R5	981,887	31,078,179	5,293,207	163,077,642
	1,880,180	$59,039,889	8,566,571	$260,658,405

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	24,563	$730,743
Class I	—	—	8,031	250,817
Class R1	—	—	43	1,179
Class R2	—	—	137	3,777
Class R3	—	—	592	17,513
Class R4	—	—	1,045	30,969
Class R5	—	—	112,961	3,528,902
	—	$—	147,372	$4,563,900

Shares reacquired
Class A	(840,758)	$(26,201,153)	(3,818,731)	$(111,230,726)
Class B	(60,256)	(1,742,986)	(239,059)	(6,588,488)
Class C	(132,604)	(3,717,985)	(518,128)	(13,985,416)
Class I	(181,803)	(5,902,674)	(528,163)	(16,336,464)
Class R1	(1,569)	(44,347)	(23,013)	(630,572)
Class R2	(3,297)	(91,948)	(3,771)	(102,104)
Class R3	(16,102)	(496,745)	(44,165)	(1,292,076)
Class R4	(27,692)	(839,373)	(37,874)	(1,120,343)
Class R5	(939,495)	(30,959,366)	(1,210,572)	(37,957,563)
	(2,203,576)	$(69,996,577)	(6,423,476)	$(189,243,752)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	(414,817)	$(12,957,652)	(1,987,904)	$(57,036,075)
Class B	(40,431)	(1,163,834)	(187,739)	(5,166,020)
Class C	(56,162)	(1,553,484)	(237,648)	(6,361,177)
Class I	114,374	3,655,716	469,050	14,782,059
Class R1	7,344	211,012	(8,551)	(240,133)
Class R2	9,898	279,489	10,605	297,413
Class R3	17,319	534,195	25,364	737,550
Class R4	(3,313)	(80,943)	11,694	315,955
Class R5	42,392	118,813	4,195,596	128,648,981
	(323,396)	$(10,956,688)	2,290,467	$75,978,553

The fund is one of several mutual funds in which the MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 54%, 6%, 4% 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund and the MFS Lifetime 2055 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2014, the fund’s commitment fee and interest expense were $1,433 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,797,810	96,563,136	(95,605,383)	11,755,563

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,126	$11,755,563

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including expanding analyst coverage for emerging market securities. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

38

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $500 million and $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent,

39

Board Review of Investment Advisory Agreement – continued

Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2014

MFS® INTERNATIONAL GROWTH FUND

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum,

consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession,

leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
Bayer AG	2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	2.7%
Compass Group PLC	2.7%
Danone S.A.	2.6%
Canadian National Railway Co.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
Accenture PLC, “A”	2.2%
Pernod Ricard S.A.	2.2%
Roche Holding AG	1.9%

Equity sectors
Consumer Staples	19.1%
Financial Services	13.1%
Health Care	9.5%
Technology	9.3%
Special Products & Services	9.1%
Retailing	8.5%
Industrial Goods & Services	7.4%
Basic Materials	7.4%
Transportation	4.6%
Leisure	3.6%
Autos & Housing	3.5%
Energy	3.4%
Utilities & Communications	0.8%

Issuer country weightings (x)
United Kingdom	18.7%
France	14.3%
Switzerland	11.0%
Japan	10.0%
Germany	9.2%
United States	4.3%
Canada	3.9%
Denmark	3.4%
Taiwan	3.0%
Other Countries	22.2%

Currency exposure weightings (y)
Euro	27.8%
British Pound Sterling	18.7%
Swiss Franc	11.0%
United States Dollar	10.3%
Japanese Yen	10.0%
Hong Kong Dollar	4.0%
Danish Krone	3.4%
Taiwan Dollar	3.0%
Brazilian Real	2.5%
Other Currencies	9.3%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2014 through November 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2014 through November 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	1.17%	$1,000.00	$952.18	$5.73
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
B	Actual	1.92%	$1,000.00	$948.49	$9.38
	Hypothetical (h)	1.92%	$1,000.00	$1,015.44	$9.70
C	Actual	1.92%	$1,000.00	$948.48	$9.38
	Hypothetical (h)	1.92%	$1,000.00	$1,015.44	$9.70
I	Actual	0.92%	$1,000.00	$953.52	$4.51
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
R1	Actual	1.92%	$1,000.00	$948.57	$9.38
	Hypothetical (h)	1.92%	$1,000.00	$1,015.44	$9.70
R2	Actual	1.42%	$1,000.00	$951.17	$6.95
	Hypothetical (h)	1.42%	$1,000.00	$1,017.95	$7.18
R3	Actual	1.17%	$1,000.00	$952.15	$5.73
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
R4	Actual	0.92%	$1,000.00	$953.24	$4.50
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
R5	Actual	0.83%	$1,000.00	$953.59	$4.06
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.1%
Rolls-Royce Holdings PLC	3,363,651	$44,321,837

Airlines - 1.6%
Copa Holdings S.A., “A”	554,121	$62,011,681

Alcoholic Beverages - 5.7%
AmBev S.A., ADR	3,666,287	$24,014,180
Carlsberg A.S., “B”	597,012	53,211,939
Diageo PLC	2,073,288	64,236,369
Pernod Ricard S.A. (l)	721,106	85,518,982

		$226,981,470
Apparel Manufacturers - 6.2%
Adidas AG	255,323	$20,491,540
Burberry Group PLC	1,990,834	51,375,477
Compagnie Financiere Richemont S.A.	342,263	32,197,353
Li & Fung Ltd.	30,446,400	33,842,857
LVMH Moet Hennessy Louis Vuitton S.A. (l)	605,066	108,791,645

		$246,698,872
Automotive - 3.1%
Guangzhou Automobile Group Co. Ltd., “H”	22,960,000	$21,731,602
Honda Motor Co. Ltd.	2,323,000	69,913,158
Toyota Motor Corp.	490,100	30,206,382

		$121,851,142
Broadcasting - 1.7%
Publicis Groupe S.A.	300,411	$22,076,703
WPP PLC	2,173,868	45,559,069

		$67,635,772
Brokerage & Asset Managers - 0.3%
BM&F Bovespa S.A.	2,607,152	$10,713,836

Business Services - 9.1%
Accenture PLC, “A”	1,009,792	$87,175,343
Amadeus IT Holding S.A.	543,716	21,659,607
Brenntag AG	880,084	48,501,453
Capita Group PLC	2,445,294	40,921,518
Compass Group PLC	6,380,332	108,769,380

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Experian Group Ltd.	1,342,761	$21,273,799
Intertek Group PLC	946,926	34,581,180

		$362,882,280
Computer Software - 2.3%
Dassault Systems S.A.	394,807	$25,825,442
OBIC Co. Ltd.	1,213,600	38,707,980
SAP AG	401,119	28,289,679

		$92,823,101
Computer Software - Systems - 1.2%
NICE Systems Ltd., ADR	1,029,641	$48,629,944

Construction - 0.5%
Bellway PLC	646,236	$19,041,841

Consumer Products - 3.8%
L’Oreal S.A.	286,814	$48,964,283
Reckitt Benckiser Group PLC	767,307	63,063,600
Uni-Charm Corp.	1,638,900	37,523,311

		$149,551,194
Electrical Equipment - 4.4%
Legrand S.A.	385,670	$20,234,520
Mettler-Toledo International, Inc. (a)	187,852	55,089,478
Prysmian S.p.A.	1,641,339	29,511,486
Schneider Electric S.A.	835,907	68,231,787

		$173,067,271
Electronics - 4.1%
MediaTek, Inc.	1,665,000	$25,017,368
Samsung Electronics Co. Ltd.	36,769	42,711,046
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,059,905	95,285,970

		$163,014,384
Energy - Independent - 0.8%
INPEX Corp.	3,046,300	$32,280,461

Energy - Integrated - 1.7%
BG Group PLC	3,031,847	$42,685,775
Suncor Energy, Inc. (l)	816,392	25,771,409

		$68,457,184

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 8.0%
Chr. Hansen Holding A.S.	634,393	$26,871,530
Danone S.A.	1,467,737	103,642,780
M. Dias Branco S.A. Industria e Comercio de Alimentos	577,950	22,015,211
Nestle S.A.	1,762,801	132,426,832
Want Want China Holdings Ltd.	23,649,000	31,044,478

		$316,000,831
Food & Drug Stores - 1.1%
Dairy Farm International Holdings Ltd.	1,255,400	$11,574,788
Jeronimo Martins SGPS S.A.	732,014	7,441,601
Loblaw Cos. Ltd.	44,201	2,376,784
Sundrug Co. Ltd.	585,200	23,744,316

		$45,137,489
Gaming & Lodging - 0.6%
Paddy Power PLC	305,160	$23,705,323

General Merchandise - 0.9%
Dollarama, Inc.	551,041	$25,810,627
Lojas Renner S.A.	367,015	10,968,166

		$36,778,793
Insurance - 1.9%
AIA Group Ltd.	12,768,400	$73,762,952

Internet - 0.4%
NAVER Corp.	25,609	$17,474,077

Machinery & Tools - 1.9%
Atlas Copco AB, “A”	342,523	$9,877,865
Schindler Holding AG	162,614	23,202,909
Weir Group PLC	1,412,103	41,432,018

		$74,512,792
Major Banks - 1.7%
HSBC Holdings PLC	3,614,044	$36,005,575
Standard Chartered PLC	2,128,481	31,195,546

		$67,201,121
Medical & Health Technology & Services - 1.0%
Fresenius Medical Care AG & Co. KGaA	543,179	$40,140,358

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 2.0%
Essilor International S.A.	253,042	$28,431,862
Sonova Holding AG	332,548	50,342,757

		$78,774,619
Metals & Mining - 1.0%
Rio Tinto Ltd.	817,738	$41,141,896

Network & Telecom - 1.2%
Ericsson, Inc., “B”	3,643,698	$45,892,619

Oil Services - 0.9%
Saipem S.p.A. (a)	1,371,740	$19,645,906
Technip	228,444	14,866,420

		$34,512,326
Other Banks & Diversified Financials - 9.3%
Aeon Credit Service Co. Ltd.	1,248,000	$26,943,423
Credicorp Ltd.	377,199	62,486,786
HDFC Bank Ltd.	3,415,694	52,684,417
Itau Unibanco Holding S.A., ADR	2,115,552	31,860,213
Julius Baer Group Ltd.	690,591	31,306,315
Kasikornbank PLC, NVDR	5,522,300	41,541,285
KBC Group N.V. (a)	669,424	38,316,343
Sberbank of Russia (a)	9,792,260	14,206,640
UBS AG (a)	3,877,246	69,655,934

		$369,001,356
Pharmaceuticals - 6.5%
Bayer AG	727,403	$109,472,719
Novo Nordisk A.S., “B”	1,153,835	52,655,781
Roche Holding AG	252,216	75,579,923
Shire PLC	272,729	19,437,805

		$257,146,228
Railroad & Shipping - 3.1%
Canadian National Railway Co.	1,419,722	$100,871,248
Kuehne & Nagel, Inc. AG	151,646	20,428,832

		$121,300,080
Restaurants - 1.3%
Whitbread PLC	728,772	$52,282,614

Specialty Chemicals - 6.3%
Akzo Nobel N.V. (l)	341,549	$23,612,404
Croda International PLC	716,850	27,513,113

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
L’Air Liquide S.A.	308,555	$38,854,207
Linde AG	355,986	67,218,151
Nippon Paint Co. Ltd.	829,000	21,446,280
Nitto Denko Corp.	393,400	20,762,317
Symrise AG	865,956	51,790,454

		$251,196,926
Specialty Stores - 0.2%
Inditex	240,818	$7,016,298

Telecommunications - Wireless - 0.8%
SoftBank Corp.	480,800	$32,262,665

Tobacco - 1.6%
Japan Tobacco, Inc.	2,012,500	$64,485,811
Total Common Stocks (Identified Cost, $3,311,082,205)		$3,939,689,444

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls Royce Group PLC, “C” (Identified Cost, $469,636) (a)	292,589,640	$457,610

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	24,178,813	$24,178,813

Collateral for Securities Loaned - 0.6%
Navigator Securities Lending Prime Portfolio, 0.16%, at Cost and Net Asset Value (j)	24,537,281	$24,537,281
Total Investments (Identified Cost, $3,360,267,935)		$3,988,863,148

Other Assets, Less Liabilities - (0.5)%		(22,469,159)
Net Assets - 100.0%		$3,966,393,989

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,336,089,122)	$3,964,684,335
Underlying affiliated funds, at cost and value	24,178,813
Total investments, at value, including $22,939,819 of securities on loan (identified cost, $3,360,267,935)	$3,988,863,148
Foreign currency, at value (identified cost, $4,786,780)	4,776,910
Receivables for
Investments sold	10,217,054
Fund shares sold	6,210,761
Interest and dividends	5,415,147
Other assets	25,689
Total assets	$4,015,508,709
Liabilities
Payable to custodian	$81,115
Payables for
Investments purchased	15,841,430
Fund shares reacquired	4,540,494
Collateral for securities loaned, at value (c)	24,537,281
Payable to affiliates
Investment adviser	411,091
Shareholder servicing costs	2,131,265
Distribution and service fees	27,850
Payable for independent Trustees’ compensation	2,434
Deferred country tax expense payable	1,336,018
Accrued expenses and other liabilities	205,742
Total liabilities	$49,114,720
Net assets	$3,966,393,989
Net assets consist of
Paid-in capital	$3,303,943,450
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,336,018 deferred country tax)	626,910,616
Accumulated net realized gain (loss) on investments and foreign currency	(21,623,411)
Undistributed net investment income	57,163,334
Net assets	$3,966,393,989
Shares of beneficial interest outstanding	140,092,879

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$513,890,629	18,691,437	$27.49
Class B	10,781,819	417,991	25.79
Class C	40,406,637	1,601,058	25.24
Class I	1,242,689,615	40,911,754	30.37
Class R1	1,360,529	54,609	24.91
Class R2	24,881,916	982,304	25.33
Class R3	67,400,781	2,471,196	27.27
Class R4	233,739,512	8,488,118	27.54
Class R5	1,831,242,551	66,474,412	27.55

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.17 [100 / 94.25 x $27.49]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$35,425,104
Interest	242,593
Dividends from underlying affiliated funds	16,638
Foreign taxes withheld	(2,264,278)
Total investment income	$33,420,057
Expenses
Management fee	$16,011,823
Distribution and service fees	1,052,471
Shareholder servicing costs	1,289,120
Administrative services fee	287,993
Independent Trustees’ compensation	24,028
Custodian fee	444,665
Shareholder communications	72,883
Audit and tax fees	33,559
Legal fees	17,661
Miscellaneous	144,061
Total expenses	$19,378,264
Fees paid indirectly	(368)
Reduction of expenses by investment adviser and distributor	(119,203)
Net expenses	$19,258,693
Net investment income	$14,161,364
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $185,537 country tax)	$(6,345,631)
Foreign currency	(279,773)
Net realized gain (loss) on investments and foreign currency	$(6,625,404)
Change in unrealized appreciation (depreciation)
Investments (net of $1,126,724 increase in deferred country tax)	$(207,923,926)
Translation of assets and liabilities in foreign currencies	(322,848)
Net unrealized gain (loss) on investments and foreign currency translation	$(208,246,774)
Net realized and unrealized gain (loss) on investments and foreign currency	$(214,872,178)
Change in net assets from operations	$(200,710,814)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/14 (unaudited)	Year ended 5/31/14
From operations
Net investment income	$14,161,364	$41,780,355
Net realized gain (loss) on investments and foreign currency	(6,625,404)	8,481,339
Net unrealized gain (loss) on investments and foreign currency translation	(208,246,774)	361,711,842
Change in net assets from operations	$(200,710,814)	$411,973,536
Distributions declared to shareholders
From net investment income	$—	$(21,565,019)
From net realized gain on investments	—	(21,736,069)
Total distributions declared to shareholders	$—	$(43,301,088)
Change in net assets from fund share transactions	$(124,980,926)	$827,390,377
Total change in net assets	$(325,691,740)	$1,196,062,825
Net assets
At beginning of period	4,292,085,729	3,096,022,904
At end of period (including undistributed net investment income of $57,163,334 and $43,001,970, respectively)	$3,966,393,989	$4,292,085,729

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.86		$26.25	$21.66	$25.60	$19.23	$17.30
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.27	$0.22	$0.21	$0.21	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(1.43)		2.65	4.69	(3.96)	6.35	1.91
Total from investment operations	$(1.37)		$2.92	$4.91	$(3.75)	$6.56	$2.11
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.23)	$(0.19)	$(0.19)	$(0.18)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.32)	$(0.19)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$27.49		$28.86	$26.25	$21.66	$25.60	$19.23
Total return (%) (r)(s)(t)(x)	(4.75	)(n)	11.20	22.76	(14.60)	34.20	12.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.22	1.32	1.32	1.33	1.40
Expenses after expense reductions (f)	1.17	(a)	1.22	1.32	1.32	1.33	1.40
Net investment income	0.43	(a)(l)	0.98	0.88	0.92	0.92	1.00
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$513,891		$498,393	$306,765	$215,037	$282,410	$274,384

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.18		$24.84	$20.50	$24.22	$18.20	$16.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.01	$0.00 (w)	$0.03	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.35)		2.55	4.48	(3.73)	5.99	1.80
Total from investment operations	$(1.39)		$2.56	$4.48	$(3.70)	$6.04	$1.84
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.05)	$(0.02)	$(0.02)	$—
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.14)	$(0.02)	$(0.02)	$—
Net asset value, end of period (x)	$25.79		$27.18	$24.84	$20.50	$24.22	$18.20
Total return (%) (r)(s)(t)(x)	(5.11	)(n)	10.34	21.91	(15.26)	33.17	11.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.98	2.07	2.07	2.08	2.15
Expenses after expense reductions (f)	1.92	(a)	1.97	2.07	2.07	2.08	2.15
Net investment income (loss)	(0.30	)(a)(l)	0.03	0.02	0.14	0.25	0.21
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$10,782		$12,480	$13,157	$12,830	$17,387	$15,153

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.59		$24.32	$20.09	$23.77	$17.90	$16.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.02	$0.02	$0.03	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.31)		2.49	4.36	(3.66)	5.87	1.77
Total from investment operations	$(1.35)		$2.51	$4.38	$(3.63)	$5.94	$1.83
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.06)	$(0.05)	$(0.07)	$(0.07)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.15)	$(0.05)	$(0.07)	$(0.07)
Net asset value, end of period (x)	$25.24		$26.59	$24.32	$20.09	$23.77	$17.90
Total return (%) (r)(s)(t)(x)	(5.08	)(n)	10.35	21.86	(15.26)	33.22	11.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.98	2.07	2.07	2.08	2.15
Expenses after expense reductions (f)	1.92	(a)	1.97	2.07	2.07	2.08	2.15
Net investment income (loss)	(0.32	)(a)(l)	0.10	0.07	0.16	0.31	0.31
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$40,407		$42,407	$36,202	$31,432	$40,549	$29,539

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$31.84		$28.89	$23.79	$28.12	$21.10	$18.96
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.34	$0.31	$0.32	$0.33	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(1.58)		2.95	5.17	(4.38)	6.93	2.09
Total from investment operations	$(1.47)		$3.29	$5.48	$(4.06)	$7.26	$2.37
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.29)	$(0.27)	$(0.24)	$(0.23)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.34)	$(0.38)	$(0.27)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$30.37		$31.84	$28.89	$23.79	$28.12	$21.10
Total return (%) (r)(s)(x)	(4.62	)(n)	11.44	23.12	(14.40)	34.52	12.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.98	1.07	1.07	1.08	1.15
Expenses after expense reductions (f)	0.92	(a)	0.97	1.07	1.07	1.08	1.15
Net investment income	0.73	(a)(l)	1.14	1.15	1.27	1.32	1.28
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$1,242,690		$1,573,587	$1,071,717	$1,508,177	$1,357,929	$899,052
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.25		$24.03	$19.90	$23.73	$17.91	$16.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.04	$0.02	$0.13	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.30)		2.44	4.32	(3.76)	5.85	1.79
Total from investment operations	$(1.34)		$2.48	$4.34	$(3.63)	$5.93	$1.84
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.20)	$(0.11)	$(0.14)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.21)	$(0.20)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$24.91		$26.25	$24.03	$19.90	$23.73	$17.91
Total return (%) (r)(s)(x)	(5.10	)(n)	10.36	21.88	(15.28)	33.18	11.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.97	2.07	2.08	2.07	2.15
Expenses after expense reductions (f)	1.92	(a)	1.97	2.07	2.08	2.07	2.15
Net investment income (loss)	(0.34	)(a)(l)	0.17	0.11	0.61	0.37	0.29
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$1,361		$1,318	$841	$537	$197	$108

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.62		$24.28	$20.08	$23.86	$17.98	$16.27
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.16	$0.15	$0.20	$0.29	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(1.31)		2.47	4.34	(3.75)	5.79	1.75
Total from investment operations	$(1.29)		$2.63	$4.49	$(3.55)	$6.08	$1.94
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.20)	$(0.23)	$(0.20)	$(0.23)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.29)	$(0.23)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$25.33		$26.62	$24.28	$20.08	$23.86	$17.98
Total return (%) (r)(s)(x)	(4.85	)(n)	10.89	22.47	(14.84)	33.89	11.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.48	1.57	1.58	1.57	1.65
Expenses after expense reductions (f)	1.42	(a)	1.47	1.57	1.58	1.57	1.65
Net investment income	0.19	(a)(l)	0.62	0.66	0.93	1.31	1.02
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$24,882		$27,316	$22,880	$11,521	$6,297	$1,491

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.63		$26.05	$21.51	$25.48	$19.15	$17.26
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.24	$0.26	$0.24	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.42)		2.66	4.62	(3.97)	6.30	1.87
Total from investment operations	$(1.36)		$2.90	$4.88	$(3.73)	$6.54	$2.11
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.25)	$(0.24)	$(0.21)	$(0.22)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.34)	$(0.24)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$27.27		$28.63	$26.05	$21.51	$25.48	$19.15
Total return (%) (r)(s)(x)	(4.75	)(n)	11.19	22.77	(14.61)	34.23	12.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.23	1.32	1.33	1.33	1.40
Expenses after expense reductions (f)	1.17	(a)	1.22	1.32	1.33	1.33	1.40
Net investment income	0.44	(a)(l)	0.87	1.05	1.06	1.07	1.20
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$67,401		$74,279	$51,599	$16,606	$9,455	$7,016

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.87		$26.22	$21.62	$25.59	$19.22	$17.29
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.30	$0.26	$0.36	$0.32	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(1.42)		2.68	4.72	(4.06)	6.29	1.74
Total from investment operations	$(1.33)		$2.98	$4.98	$(3.70)	$6.61	$2.16
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.29)	$(0.27)	$(0.24)	$(0.23)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.38)	$(0.27)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$27.54		$28.87	$26.22	$21.62	$25.59	$19.22
Total return (%) (r)(s)(x)	(4.61	)(n)	11.44	23.12	(14.42)	34.51	12.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.98	1.07	1.07	1.08	1.15
Expenses after expense reductions (f)	0.92	(a)	0.97	1.07	1.07	1.08	1.15
Net investment income	0.68	(a)(l)	1.10	1.06	1.59	1.37	2.07
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$233,740		$240,876	$214,830	$203,007	$115,489	$40,781

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R5 (y)			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.87		$26.20	$21.59	$25.57	$19.21	$17.30
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.33	$0.31	$0.22	$0.52	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(1.43)		2.69	4.69	(3.94)	6.07	1.88
Total from investment operations	$(1.32)		$3.02	$5.00	$(3.72)	$6.59	$2.13
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.30)	$(0.26)	$(0.23)	$(0.22)
From net realized gain on investments	—		(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.39)	$(0.26)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$27.55		$28.87	$26.20	$21.59	$25.57	$19.21
Total return (%) (r)(s)(x)	(4.57	)(n)	11.58	23.25	(14.50)	34.39	12.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.88	0.98	1.17	1.17	1.25
Expenses after expense reductions (f)	0.83	(a)	0.88	0.98	1.17	1.17	1.25
Net investment income	0.76	(a)(l)	1.22	1.23	0.95	2.23	1.25
Portfolio turnover	18	(n)	21	32	39	58	45
Net assets at end of period (000 omitted)	$1,831,243		$1,821,432	$1,378,032	$100	$143,976	$25,338

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

25

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

26

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$743,696,512	$457,610	$—	$744,154,122
France	565,438,631	—	—	565,438,631
Switzerland	435,140,854	—	—	435,140,854
Japan	398,276,104	—	—	398,276,104
Germany	365,904,355	—	—	365,904,355
Canada	154,830,069	—	—	154,830,069
United States	142,264,821	—	—	142,264,821
Denmark	132,739,250	—	—	132,739,250
Taiwan	120,303,338	—	—	120,303,338
Other Countries	866,888,869	14,206,641	—	881,095,510
Mutual Funds	48,716,094	—	—	48,716,094
Total Investments	$3,974,198,897	$14,664,251	$—	$3,988,863,148

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $504,172,461 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

27

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $22,939,819 and a related liability of $24,537,281 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $91,180. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash

28

Notes to Financial Statements (unaudited) – continued

are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/14
Ordinary income (including any short-term capital gains)	$21,565,019
Long-term capital gains	21,736,069
Total distributions	$43,301,088

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14
Cost of investments	$3,392,933,031
Gross appreciation	752,909,834
Gross depreciation	(156,979,717)
Net unrealized appreciation (depreciation)	$595,930,117

As of 5/31/14
Undistributed ordinary income	48,420,964
Undistributed long-term capital gain	13,186,678
Other temporary differences	(1,173,608)
Net unrealized appreciation (depreciation)	802,727,319

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/14	Year ended 5/31/14	Six months ended 11/30/14	Year ended 5/31/14
Class A	$—	$1,905,097	$—	$2,221,901
Class B	—	24,135	—	83,111
Class C	—	104,110	—	255,890
Class I	—	7,452,943	—	7,478,535
Class R1	—	3,876	—	7,416
Class R2	—	115,560	—	162,014
Class R3	—	369,235	—	414,779
Class R4	—	1,237,260	—	1,266,768
Class R5	—	10,352,803	—	9,845,655
Total	$—	$21,565,019	$—	$21,736,069

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the six months ended November 30, 2014, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2014, this management fee reduction amounted to $108,244, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $150,630 for the six months ended November 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$624,634
Class B	0.75%	0.25%	1.00%	1.00%	58,139
Class C	0.75%	0.25%	1.00%	1.00%	208,244
Class R1	0.75%	0.25%	1.00%	1.00%	6,567
Class R2	0.25%	0.25%	0.50%	0.50%	65,070
Class R3	—	0.25%	0.25%	0.25%	89,817
Total Distribution and Service Fees					$1,052,471

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

31

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2014, this rebate amounted to $7,363, $14, and $28 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2014, were as follows:

Amount
Class A	$365
Class B	10,157
Class C	3,110

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2014, the fee was $80,905, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,208,215.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

32

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $55 and is included in independent Trustees’ compensation for the six months ended November 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,424 at November 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended November 30, 2014, the aggregate fees paid by the fund under these agreements were $7,873 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the ICCO Agreements in the amount of $3,554, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 4,699 shares of Class R5 for an aggregate amount of $127,108.

(4) Portfolio Securities

For the six months ended November 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $733,493,259 and $801,539,781, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,257,347	$119,139,835	8,729,343	$239,673,463
Class B	10,464	275,674	48,019	1,239,617
Class C	141,025	3,662,076	436,631	11,019,297
Class I	10,993,088	335,365,776	18,420,507	548,470,777
Class R1	8,406	212,054	19,126	484,217
Class R2	116,302	3,004,838	384,664	9,720,137
Class R3	355,897	9,908,825	1,218,750	32,718,256
Class R4	730,975	20,241,190	3,569,933	98,170,445
Class R5	4,243,195	118,338,920	11,251,350	304,008,705
	20,856,699	$610,149,188	44,078,323	$1,245,504,914

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	134,977	$3,665,983
Class B	—	—	3,986	102,287
Class C	—	—	11,257	282,662
Class I	—	—	458,520	13,723,507
Class R1	—	—	455	11,292
Class R2	—	—	10,062	252,363
Class R3	—	—	29,102	784,014
Class R4	—	—	62,379	1,692,959
Class R5	—	—	744,781	20,198,458
	—	$—	1,455,519	$40,713,525

Shares reacquired
Class A	(2,835,943)	$(80,194,601)	(3,279,112)	$(89,664,479)
Class B	(51,648)	(1,355,404)	(122,584)	(3,141,982)
Class C	(134,721)	(3,451,190)	(341,456)	(8,616,786)
Class I	(19,497,875)	(592,446,331)	(6,559,918)	(194,884,706)
Class R1	(3,992)	(102,316)	(4,394)	(108,292)
Class R2	(160,057)	(4,128,009)	(311,004)	(7,817,868)
Class R3	(479,143)	(13,079,174)	(633,870)	(17,288,954)
Class R4	(586,500)	(16,393,749)	(3,482,752)	(95,941,792)
Class R5	(867,067)	(23,979,340)	(1,490,009)	(41,363,203)
	(24,616,946)	$(735,130,114)	(16,225,099)	$(458,828,062)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	1,421,404	$38,945,234	5,585,208	$153,674,967
Class B	(41,184)	(1,079,730)	(70,579)	(1,800,078)
Class C	6,304	210,886	106,432	2,685,173
Class I	(8,504,787)	(257,080,555)	12,319,109	367,309,578
Class R1	4,414	109,738	15,187	387,217
Class R2	(43,755)	(1,123,171)	83,722	2,154,632
Class R3	(123,246)	(3,170,349)	613,982	16,213,316
Class R4	144,475	3,847,441	149,560	3,921,612
Class R5	3,376,128	94,359,580	10,506,122	282,843,960
	(3,760,247)	$(124,980,926)	29,308,743	$827,390,377

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 27%, 6%, 5%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2014, the fund’s commitment fee and interest expense were $7,783 and $683, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,433,816	386,113,757	(417,368,760)	24,178,813

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,638	$24,178,813

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

37

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS has agreed in writing to implement an additional breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

39

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2014

MFS® INTERNATIONAL VALUE FUND

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum,

consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession,

leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Danone S.A.	3.7%
Nestle S.A.	3.3%
KDDI Corp.	2.9%
Reckitt Benckiser Group PLC	2.9%
Compass Group PLC	2.8%
Kao Corp.	2.7%
Novartis AG	2.6%
GlaxoSmithKline PLC	2.3%
Bayer AG	2.3%
Henkel KGaA, IPS	2.2%

Equity sectors (i)
Consumer Staples	25.1%
Financial Services	19.0%
Health Care	11.0%
Technology	8.9%
Special Products & Services	8.3%
Basic Materials	5.6%
Utilities & Communications	4.7%
Industrial Goods & Services	4.2%
Autos & Housing	2.2%
Transportation	1.9%
Leisure	1.8%
Energy	1.3%
Retailing	0.8%

Issuer country weightings (i)(x)
Japan	22.2%
United Kingdom	20.0%
Switzerland	12.9%
Germany	11.5%
United States	9.8%
France	8.0%
Netherlands	3.0%
Australia	2.4%
Sweden	1.9%
Other Countries	8.3%

Currency exposure weightings (i)(y)
Euro	25.5%
British Pound Sterling	19.9%
Japanese Yen	19.6%
Swiss Franc	12.9%
United States Dollar	11.7%
Australian Dollar	2.4%
Swedish Krona	1.9%
Canadian Dollar	1.6%
Taiwan Dollar	1.5%
Other Currencies	3.0%

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2014 through November 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2014 through November 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	1.02%	$1,000.00	$988.96	$5.09
	Hypothetical (h)	1.02%	$1,000.00	$1,019.95	$5.16
B	Actual	1.77%	$1,000.00	$985.19	$8.81
	Hypothetical (h)	1.77%	$1,000.00	$1,016.19	$8.95
C	Actual	1.77%	$1,000.00	$985.20	$8.81
	Hypothetical (h)	1.77%	$1,000.00	$1,016.19	$8.95
I	Actual	0.77%	$1,000.00	$989.97	$3.84
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
R1	Actual	1.77%	$1,000.00	$985.08	$8.81
	Hypothetical (h)	1.77%	$1,000.00	$1,016.19	$8.95
R2	Actual	1.27%	$1,000.00	$987.68	$6.33
	Hypothetical (h)	1.27%	$1,000.00	$1,018.70	$6.43
R3	Actual	1.02%	$1,000.00	$988.91	$5.09
	Hypothetical (h)	1.02%	$1,000.00	$1,019.95	$5.16
R4	Actual	0.77%	$1,000.00	$990.13	$3.84
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
R5	Actual	0.69%	$1,000.00	$990.42	$3.44
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.7%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
Cobham PLC (h)	59,282,028	$279,634,828

Alcoholic Beverages - 3.4%
Heineken N.V.	4,652,289	$366,144,201
Pernod Ricard S.A.	2,964,166	351,532,867

		$717,677,068
Automotive - 0.8%
USS Co. Ltd.	10,879,000	$157,038,232

Broadcasting - 1.0%
Fuji Television Network, Inc.	7,258,600	$93,829,042
Nippon Television Holdings, Inc.	7,437,400	110,179,061

		$204,008,103
Brokerage & Asset Managers - 1.7%
Computershare Ltd.	14,025,317	$137,904,143
Daiwa Securities Group, Inc.	12,971,000	104,264,236
IG Group Holdings PLC	11,485,522	121,701,776

		$363,870,155
Business Services - 8.3%
Amadeus IT Holding S.A.	7,186,195	$286,271,062
Brenntag AG	3,233,806	178,215,137
Bunzl PLC	14,686,560	410,240,389
Compass Group PLC	34,390,081	586,268,518
Nomura Research, Inc.	9,303,900	290,085,363

		$1,751,080,469
Chemicals - 1.5%
Givaudan S.A.	177,090	$315,763,893

Computer Software - 1.2%
Dassault Systems S.A.	1,963,728	$128,453,001
OBIC Co. Ltd.	3,909,500	124,694,173

		$253,147,174
Construction - 1.4%
Geberit AG	844,879	$294,471,935

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 10.4%
Colgate-Palmolive Co.	4,623,521	$321,750,826
Henkel KGaA, IPS	4,208,920	467,259,172
Kao Corp.	15,420,200	571,224,397
Kobayashi Pharmaceutical Co. Ltd. (h)	2,385,500	138,100,489
KOSE Corp.	2,714,700	95,393,099
Reckitt Benckiser Group PLC	7,316,733	601,349,293

		$2,195,077,276
Containers - 1.7%
Brambles Ltd.	43,638,877	$361,095,831

Electrical Equipment - 1.4%
Legrand S.A.	3,771,322	$197,865,768
Spectris PLC	3,251,714	95,966,823

		$293,832,591
Electronics - 5.8%
Analog Devices, Inc.	4,608,269	$251,795,818
ASM International N.V.	1,499,330	62,917,888
Halma PLC	16,158,226	169,318,869
Hirose Electric Co. Ltd.	1,448,420	183,081,655
Infineon Technologies AG	11,207,636	109,863,882
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,808,116	324,076,483
Texas Instruments, Inc.	2,151,295	117,073,474

		$1,218,128,069
Energy - Independent - 0.6%
Cairn Energy PLC (a)	19,026,690	$48,356,347
INPEX Corp.	6,805,100	72,111,007

		$120,467,354
Energy - Integrated - 0.8%
Royal Dutch Shell PLC, “A”	4,835,162	$161,263,821

Food & Beverages - 7.7%
Danone S.A.	11,014,309	$777,764,411
ITO EN Ltd.	2,028,400	37,928,875
Nestle S.A.	9,250,309	694,910,606
Toyo Suisan Kaisha Ltd.	3,083,000	104,438,021

		$1,615,041,913
Food & Drug Stores - 0.2%
Lawson, Inc.	808,400	$49,865,071

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 6.6%
Amlin PLC	8,692,118	$60,522,610
Catlin Group Ltd.	8,863,043	76,447,846
Euler Hermes Group	618,052	62,730,742
Fairfax Financial Holdings Ltd.	633,895	321,962,580
Hiscox Ltd.	9,327,730	102,557,675
ING Groep N.V. (a)	14,232,811	208,622,391
Jardine Lloyd Thompson Group PLC	6,142,889	85,506,583
Sony Financial Holdings, Inc.	8,940,500	135,685,856
Zurich Insurance Group AG	1,043,223	327,090,784

		$1,381,127,067
Leisure & Toys - 0.5%
Sankyo Co. Ltd.	1,640,200	$52,798,214
Yamaha Corp.	3,995,900	59,566,420

		$112,364,634
Machinery & Tools - 1.5%
Glory Ltd.	2,872,800	$75,045,757
Neopost S.A. (h)	2,345,581	166,418,879
Schindler Holding AG	439,357	62,690,546

		$304,155,182
Major Banks - 2.5%
Bank of Ireland (a)	223,517,360	$91,780,442
HSBC Holdings PLC	26,326,969	262,287,245
Sumitomo Mitsui Financial Group, Inc.	4,629,000	174,557,807

		$528,625,494
Medical Equipment - 1.0%
Nihon Kohden Corp.	2,241,600	$112,769,462
Terumo Corp.	4,400,300	100,116,373

		$212,885,835
Network & Telecom - 1.9%
Ericsson, Inc., “B”	31,787,777	$400,369,168

Other Banks & Diversified Financials - 3.6%
Chiba Bank Ltd.	9,785,000	$65,057,428
DnB NOR A.S.A.	14,838,144	245,729,241
Hachijuni Bank Ltd.	9,597,000	58,712,581
Joyo Bank Ltd.	13,813,000	69,722,651
Julius Baer Group Ltd.	1,670,684	75,736,521
Jyske Bank A.S. (a)	959,088	49,542,188
North Pacific Bank Ltd.	14,385,900	57,218,714

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Sydbank A.S. (a)	1,756,744	$55,023,102
UniCredit S.p.A.	11,520,949	85,224,617

		$761,967,043
Pharmaceuticals - 10.0%
Bayer AG	3,183,895	$479,169,928
GlaxoSmithKline PLC	21,284,941	494,351,415
Novartis AG	5,717,867	553,580,704
Roche Holding AG	1,325,785	397,289,339
Santen Pharmaceutical Co. Ltd.	3,048,300	170,563,007

		$2,094,954,393
Printing & Publishing - 0.2%
United Business Media Ltd.	4,987,365	$37,090,147

Real Estate - 4.6%
Deutsche Annington Immobilien SE	6,795,937	$218,972,817
Deutsche Wohnen AG (h)	14,735,696	353,969,143
GAGFAH S.A. (a)	8,738,499	168,590,678
LEG Immobilien AG	1,827,398	135,702,205
TAG Immobilien AG (h)	7,181,730	81,167,717

		$958,402,560
Specialty Chemicals - 2.4%
Sigma-Aldrich Corp.	2,005,440	$273,943,104
Symrise AG	3,937,887	235,514,224

		$509,457,328
Specialty Stores - 0.6%
Esprit Holdings Ltd.	96,230,921	$125,579,559

Telecommunications - Wireless - 3.9%
KDDI Corp.	9,612,694	$615,951,169
Vodafone Group PLC	57,128,338	209,031,394

		$824,982,563
Telephone Services - 0.7%
TDC A.S.	18,967,618	$153,834,360

Tobacco - 3.6%
British American Tobacco PLC	6,284,094	$372,935,827
Japan Tobacco, Inc.	11,805,900	378,292,195

		$751,228,022

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.9%
Yamato Holdings Co. Ltd.	17,701,100	$399,382,281
Total Common Stocks (Identified Cost, $16,752,599,786)		$19,907,869,419

	Strike Price	First Exercise
Rights - 0.1%
Printing & Publishing - 0.1%
UBM PLC (1 share for 1 right) (Identified Cost, $10,569,378) (a)	GBP 2.87	12/31/14		3,989,892	$11,169,945

Issuer/Expiration Date/Strike Price			Par Amount of Contracts
Put Options Purchased - 0.1%
JPY Currency - April 2015 @ $112.25			JPY	15,505,186,100	$8,295,275
JPY Currency - April 2015 @ $112.25				15,505,186,000	8,295,275
JPY Currency - July 2015 @ $116.50				36,757,020,312	12,607,658
Total Put Options Purchased (Premiums Paid, $7,577,817)					$29,198,208

Call Options Purchased - 0.0%
EUR Currency - December 2014 @ JPY 155.25			EUR	104,795,565	$30,810
EUR Currency- September 2015 @ JPY 152.25				322,417,020	9,607,060
Total Call Options Purchased (Premiums Paid, $6,304,394)					$9,637,870

Issuer			Shares/Par
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)				958,609,128	$958,609,128
Total Investments (Identified Cost, $17,735,660,503)					$20,916,484,570

Other Assets, Less Liabilities - 0.5%					97,984,003
Net Assets - 100.0%					$21,014,468,573

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

10

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $15,925,047,976)	$18,938,584,386
Underlying affiliated funds, at cost and value	958,609,128
Other affiliated issuers, at value (identified cost, $852,003,399)	1,019,291,056
Total investments, at value (identified cost, $17,735,660,503)	$20,916,484,570
Cash	590,000
Foreign currency, at value (identified cost, $3,171,003)	3,146,600
Receivables for
Fund shares sold	60,723,530
Interest and dividends	57,839,213
Other assets	18,387
Total assets	$21,038,802,300
Liabilities
Payables for
Investments purchased	$254,852
Fund shares reacquired	12,686,006
Payable to affiliates
Investment adviser	1,782,942
Shareholder servicing costs	8,830,244
Distribution and service fees	340,691
Payable for independent Trustees’ compensation	1,067
Accrued expenses and other liabilities	437,925
Total liabilities	$24,333,727
Net assets	$21,014,468,573
Net assets consist of
Paid-in capital	$17,210,070,095
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,177,279,091
Accumulated net realized gain (loss) on investments and foreign currency	169,660,674
Undistributed net investment income	457,458,713
Net assets	$21,014,468,573
Shares of beneficial interest outstanding	590,889,312

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,655,097,718	161,804,876	$34.95
Class B	53,433,793	1,606,108	33.27
Class C	601,880,056	18,828,505	31.97
Class I	9,935,414,944	271,858,546	36.55
Class R1	9,358,082	289,285	32.35
Class R2	424,301,074	12,905,577	32.88
Class R3	875,798,685	25,168,390	34.80
Class R4	860,520,927	24,510,392	35.11
Class R5	2,598,663,294	73,917,633	35.16

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.08 [100 / 94.25 x $34.95]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$179,117,996
Interest	1,193,987
Dividends from other affiliated issuers	15,899,459
Dividends from underlying affiliated funds	443,885
Foreign taxes withheld	(10,781,332)
Total investment income	$185,873,995
Expenses
Management fee	$71,128,724
Distribution and service fees	12,092,269
Shareholder servicing costs	7,321,851
Administrative services fee	294,722
Independent Trustees’ compensation	73,328
Custodian fee	1,138,656
Shareholder communications	365,589
Audit and tax fees	35,640
Legal fees	71,017
Miscellaneous	439,045
Total expenses	$92,960,841
Fees paid indirectly	(381)
Reduction of expenses by investment adviser and distributor	(5,475,178)
Net expenses	$87,485,282
Net investment income	$98,388,713
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (including $272,024 gain (loss) from transactions in securities of affiliated issuers)	$76,980,415
Foreign currency	(3,326,913)
Net realized gain (loss) on investments and foreign currency	$73,653,502
Change in unrealized appreciation (depreciation)
Investments	$(352,676,951)
Translation of assets and liabilities in foreign currencies	(3,377,330)
Net unrealized gain (loss) on investments and foreign currency translation	$(356,054,281)
Net realized and unrealized gain (loss) on investments and foreign currency	$(282,400,779)
Change in net assets from operations	$(184,012,066)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/14 (unaudited)	Year ended 5/31/14
From operations
Net investment income	$98,388,713	$424,612,002
Net realized gain (loss) on investments and foreign currency	73,653,502	182,689,507
Net unrealized gain (loss) on investments and foreign currency translation	(356,054,281)	1,996,557,852
Change in net assets from operations	$(184,012,066)	$2,603,859,361
Distributions declared to shareholders
From net investment income	$—	$(277,203,269)
From net realized gain on investments	—	(41,823,085)
Total distributions declared to shareholders	$—	$(319,026,354)
Change in net assets from fund share transactions	$2,187,556,503	$6,363,684,658
Total change in net assets	$2,003,544,437	$8,648,517,665
Net assets
At beginning of period	19,010,924,136	10,362,406,471
At end of period (including undistributed net investment income of $457,458,713 and $359,070,000, respectively)	$21,014,468,573	$19,010,924,136

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.33		$30.14	$23.78	$26.57	$20.75	$19.35
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.93	$0.57	$0.67	$0.44	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(0.53)		4.96	6.25	(3.11)	5.66	1.19
Total from investment operations	$(0.38)		$5.89	$6.82	$(2.44)	$6.10	$1.61
Less distributions declared to shareholders
From net investment income	$—		$(0.60)	$(0.46)	$(0.35)	$(0.28)	$(0.21)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.46)	$(0.35)	$(0.28)	$(0.21)
Net asset value, end of period (x)	$34.95		$35.33	$30.14	$23.78	$26.57	$20.75
Total return (%) (r)(s)(t)(x)	(1.08	)(n)	19.70	28.92	(9.15)	29.51	8.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.14	1.23	1.28	1.35
Expenses after expense reductions (f)	1.02	(a)	1.08	1.14	1.23	1.28	1.35
Net investment income	0.88	(a)(l)	2.80	2.09	2.73	1.85	1.88
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$5,655,098		$5,775,931	$2,962,849	$1,699,622	$1,462,263	$1,308,449

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$33.76		$28.85	$22.79	$25.50	$19.90	$18.54
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.60	$0.33	$0.45	$0.24	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		4.79	6.01	(2.96)	5.44	1.19
Total from investment operations	$(0.49)		$5.39	$6.34	$(2.51)	$5.68	$1.36
Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.28)	$(0.20)	$(0.08)	$—
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.28)	$(0.20)	$(0.08)	$—
Net asset value, end of period (x)	$33.27		$33.76	$28.85	$22.79	$25.50	$19.90
Total return (%) (r)(s)(t)(x)	(1.45	)(n)	18.81	27.95	(9.82)	28.60	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.89	1.98	2.03	2.10
Expenses after expense reductions (f)	1.77	(a)	1.83	1.89	1.98	2.03	2.10
Net investment income	0.12	(a)(l)	1.91	1.25	1.89	1.07	0.80
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$53,434		$54,371	$39,272	$29,232	$28,686	$21,961

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$32.44		$27.81	$22.01	$24.64	$19.28	$18.01
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.69	$0.38	$0.43	$0.24	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		4.50	5.74	(2.86)	5.26	1.14
Total from investment operations	$(0.47)		$5.19	$6.12	$(2.43)	$5.50	$1.33
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.32)	$(0.20)	$(0.14)	$(0.06)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.32)	$(0.20)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$31.97		$32.44	$27.81	$22.01	$24.64	$19.28
Total return (%) (r)(s)(t)(x)	(1.45	)(n)	18.80	27.98	(9.82)	28.60	7.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.89	1.98	2.03	2.10
Expenses after expense reductions (f)	1.77	(a)	1.83	1.89	1.98	2.03	2.10
Net investment income	0.10	(a)(l)	2.27	1.49	1.89	1.08	0.95
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$601,880		$520,228	$199,007	$92,451	$92,921	$66,124

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$36.90		$31.43	$24.77	$27.66	$21.56	$20.07
Income (loss) from investment operations
Net investment income (d)	$0.20		$1.04	$0.75	$0.81	$0.53	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	(0.55)		5.19	6.42	(3.29)	5.88	1.28
Total from investment operations	$(0.35)		$6.23	$7.17	$(2.48)	$6.41	$1.72
Less distributions declared to shareholders
From net investment income	$—		$(0.66)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
Net asset value, end of period (x)	$36.55		$36.90	$31.43	$24.77	$27.66	$21.56
Total return (%) (r)(s)(x)	(0.95	)(n)	20.01	29.22	(8.90)	29.89	8.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.89	0.98	1.03	1.10
Expenses after expense reductions (f)	0.77	(a)	0.83	0.89	0.98	1.03	1.10
Net investment income	1.09	(a)(l)	3.01	2.59	3.16	2.13	1.91
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$9,935,415		$8,552,022	$4,611,464	$2,348,278	$1,339,067	$830,162
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$32.83		$28.10	$22.27	$25.05	$19.61	$18.37
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.66	$0.38	$0.76	$0.32	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		4.60	5.80	(3.22)	5.27	1.19
Total from investment operations	$(0.48)		$5.26	$6.18	$(2.46)	$5.59	$1.36
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.35)	$(0.32)	$(0.15)	$(0.12)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.35)	$(0.32)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$32.35		$32.83	$28.10	$22.27	$25.05	$19.61
Total return (%) (r)(s)(x)	(1.46	)(n)	18.84	27.93	(9.77)	28.55	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.89	1.97	2.03	2.10
Expenses after expense reductions (f)	1.77	(a)	1.83	1.89	1.97	2.03	2.10
Net investment income	0.08	(a)(l)	2.14	1.47	3.26	1.40	0.84
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$9,358		$7,362	$3,516	$1,454	$256	$98

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$33.28		$28.43	$22.46	$25.13	$19.67	$18.42
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.76	$0.46	$0.58	$0.38	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		4.72	5.92	(2.95)	5.34	1.08
Total from investment operations	$(0.40)		$5.48	$6.38	$(2.37)	$5.72	$1.48
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.41)	$(0.30)	$(0.26)	$(0.23)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.63)	$(0.41)	$(0.30)	$(0.26)	$(0.23)
Net asset value, end of period (x)	$32.88		$33.28	$28.43	$22.46	$25.13	$19.67
Total return (%) (r)(s)(x)	(1.20	)(n)	19.42	28.61	(9.38)	29.22	7.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.35	1.39	1.48	1.53	1.62
Expenses after expense reductions (f)	1.27	(a)	1.33	1.39	1.48	1.53	1.61
Net investment income	0.61	(a)(l)	2.44	1.77	2.46	1.69	1.85
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$424,301		$402,077	$265,545	$191,405	$190,555	$111,399

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.18		$30.01	$23.68	$26.50	$20.70	$19.32
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.92	$0.59	$0.69	$0.56	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		4.95	6.20	(3.12)	5.52	1.13
Total from investment operations	$(0.38)		$5.87	$6.79	$(2.43)	$6.08	$1.61
Less distributions declared to shareholders
From net investment income	$—		$(0.60)	$(0.46)	$(0.39)	$(0.28)	$(0.23)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.46)	$(0.39)	$(0.28)	$(0.23)
Net asset value, end of period (x)	$34.80		$35.18	$30.01	$23.68	$26.50	$20.70
Total return (%) (r)(s)(x)	(1.08	)(n)	19.73	28.90	(9.14)	29.52	8.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.14	1.23	1.28	1.36
Expenses after expense reductions (f)	1.02	(a)	1.08	1.14	1.23	1.28	1.36
Net investment income	0.77	(a)(l)	2.79	2.15	2.80	2.32	2.15
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$875,799		$540,587	$294,139	$171,798	$109,906	$46,546

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.45		$30.22	$23.83	$26.63	$20.77	$19.35
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.98	$0.67	$0.79	$0.52	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.53)		5.01	6.23	(3.18)	5.65	1.17
Total from investment operations	$(0.34)		$5.99	$6.90	$(2.39)	$6.17	$1.65
Less distributions declared to shareholders
From net investment income	$—		$(0.66)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
Net asset value, end of period (x)	$35.11		$35.45	$30.22	$23.83	$26.63	$20.77
Total return (%) (r)(s)(x)	(0.96	)(n)	20.02	29.24	(8.91)	29.87	8.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.89	0.98	1.03	1.10
Expenses after expense reductions (f)	0.77	(a)	0.83	0.89	0.98	1.03	1.10
Net investment income	1.11	(a)(l)	2.97	2.42	3.19	2.14	2.15
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$860,521		$821,266	$492,660	$236,489	$107,858	$68,408

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
Class R5 (y)			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.48		$30.25	$23.84	$26.63	$20.78	$19.37
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.99	$0.66	$0.74	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.53)		5.02	6.27	(3.14)	5.68	1.16
Total from investment operations	$(0.32)		$6.01	$6.93	$(2.40)	$6.15	$1.63
Less distributions declared to shareholders
From net investment income	$—		$(0.68)	$(0.52)	$(0.39)	$(0.30)	$(0.22)
From net realized gain on investments	—		(0.10)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.78)	$(0.52)	$(0.39)	$(0.30)	$(0.22)
Net asset value, end of period (x)	$35.16		$35.48	$30.25	$23.84	$26.63	$20.78
Total return (%) (r)(s)(x)	(0.90	)(n)	20.07	29.35	(8.95)	29.74	8.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.76	0.82	1.07	1.13	1.21
Expenses after expense reductions (f)	0.69	(a)	0.74	0.82	1.07	1.13	1.21
Net investment income	1.18	(a)(l)	3.01	2.38	3.00	1.96	2.10
Portfolio turnover	5	(n)	18	12	15	24	25
Net assets at end of period (000 omitted)	$2,598,663		$2,337,079	$1,493,955	$100	$101,834	$67,770

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

26

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

27

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$19,919,039,364	$—	$—	$19,919,039,364
Purchased Currency Options	—	38,836,078	—	38,836,078
Mutual Funds	958,609,128	—	—	958,609,128
Total Investments	$20,877,648,492	$38,836,078	$—	$20,916,484,570

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,941,206,967 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

28

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$38,836,078

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(10,124,671)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$41,680,224

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a

29

Notes to Financial Statements (unaudited) – continued

termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

30

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/14
Ordinary income (including any short-term capital gains) (a)	$277,203,269
Long-term capital gains	41,823,085
Total distributions	$319,026,354

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14
Cost of investments	$17,797,306,406
Gross appreciation	3,411,141,887
Gross depreciation	(291,963,723)
Net unrealized appreciation (depreciation)	$3,119,178,164

As of 5/31/14
Undistributed ordinary income	417,127,900
Undistributed long-term capital gain	108,044,253
Other temporary differences	(8,616,724)
Net unrealized appreciation (depreciation)	3,471,855,115

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/14	Year ended 5/31/14	Six months ended 11/30/14	Year ended 5/31/14
Class A	$—	$76,901,268	$—	$12,305,992
Class B	—	575,671	—	143,283
Class C	—	5,087,756	—	1,054,181
Class I	—	130,329,078	—	18,855,927
Class R1	—	66,673	—	14,890
Class R2	—	5,542,541	—	1,008,989
Class R3	—	7,648,598	—	1,219,828
Class R4	—	13,049,721	—	1,887,754
Class R5	—	38,001,963	—	5,332,241
Total	$—	$277,203,269	$—	$41,823,085

33

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; and 0.50% of average daily net assets in excess of $20 billion. This written agreement terminated on July 31, 2014. For the period June 1, 2014 through July 31, 2014, this management fee reduction amounted to $1,550,587, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; 0.50% of average daily net assets in excess of $20 billion to $25 billion; and 0.45% of average daily net assets in excess of $25 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the period August 1, 2014 through November 30, 2014, this management fee reduction amounted to $3,371,224, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2014, this management fee reduction amounted to $524,832, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $795,121 for the six months ended November 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,989,898
Class B	0.75%	0.25%	1.00%	1.00%	267,458
Class C	0.75%	0.25%	1.00%	1.00%	2,805,059
Class R1	0.75%	0.25%	1.00%	1.00%	40,556
Class R2	0.25%	0.25%	0.50%	0.50%	1,017,706
Class R3	—	0.25%	0.25%	0.25%	971,592
Total Distribution and Service Fees					$12,092,269

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2014, this rebate amounted to $11,899, $5, $54, and $84 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2014, were as follows:

Amount
Class A	$2,987
Class B	27,599
Class C	60,667

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2014, the fee was $352,501, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,969,350.

35

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.0030% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $31 and is included in independent Trustees’ compensation for the six months ended November 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,057 at November 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended November 30, 2014, the aggregate fees paid by the fund under these agreements were $36,574 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the ICCO Agreements in the amount of $16,493, which is included in the reduction of total expenses in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 5,164 shares of Class R1 and 4,274 shares of Class R5 for an aggregate amount of $292,326.

(4) Portfolio Securities

For the six months ended November 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $3,458,431,970 and $973,110,798, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	33,693,161	$1,161,912,832	89,351,901	$2,940,489,820
Class B	122,547	4,062,004	443,865	13,969,300
Class C	3,966,800	126,199,907	10,026,090	305,755,452
Class I	57,928,938	2,095,676,525	110,286,806	3,761,301,238
Class R1	90,959	2,910,964	130,061	4,033,935
Class R2	2,504,011	81,493,060	5,957,359	184,092,501
Class R3	12,019,365	419,205,904	8,589,423	282,059,478
Class R4	5,034,676	175,420,423	11,219,193	371,920,587
Class R5	10,818,633	377,334,589	18,165,077	607,336,277
	126,179,090	$4,444,216,208	254,169,775	$8,470,958,588

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,555,210	$83,675,773
Class B	—	—	21,380	671,782
Class C	—	—	161,297	4,869,244
Class I	—	—	2,756,840	94,131,514
Class R1	—	—	2,664	81,400
Class R2	—	—	201,496	6,222,178
Class R3	—	—	272,057	8,868,139
Class R4	—	—	397,328	13,033,191
Class R5	—	—	1,308,932	42,960,017
	—	$—	7,677,204	$254,513,238

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(35,354,194)	$(1,221,472,383)	(26,735,779)	$(882,420,734)
Class B	(126,899)	(4,169,226)	(216,068)	(6,805,937)
Class C	(1,175,162)	(36,993,666)	(1,307,430)	(39,836,297)
Class I	(17,821,154)	(638,991,274)	(28,003,283)	(961,391,047)
Class R1	(25,936)	(831,264)	(33,553)	(1,027,048)
Class R2	(1,679,967)	(54,747,170)	(3,416,856)	(105,688,107)
Class R3	(2,218,032)	(76,101,290)	(3,294,405)	(108,425,264)
Class R4	(3,691,396)	(128,476,183)	(4,750,762)	(156,518,872)
Class R5	(2,762,686)	(94,877,249)	(3,006,910)	(99,673,862)
	(64,855,426)	$(2,256,659,705)	(70,765,046)	$(2,361,787,168)

Net change
Class A	(1,661,033)	$(59,559,551)	65,171,332	$2,141,744,859
Class B	(4,352)	(107,222)	249,177	7,835,145
Class C	2,791,638	89,206,241	8,879,957	270,788,399
Class I	40,107,784	1,456,685,251	85,040,363	2,894,041,705
Class R1	65,023	2,079,700	99,172	3,088,287
Class R2	824,044	26,745,890	2,741,999	84,626,572
Class R3	9,801,333	343,104,614	5,567,075	182,502,353
Class R4	1,343,280	46,944,240	6,865,759	228,434,906
Class R5	8,055,947	282,457,340	16,467,099	550,622,432
	61,323,664	$2,187,556,503	191,081,933	$6,363,684,658

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 5%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

38

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2014, the fund’s commitment fee and interest expense were $34,726 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,201,741,642	1,719,395,604	(1,962,528,118)	958,609,128

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$443,885	$958,609,128

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Cobham PLC	51,446,043	7,835,985	—	59,282,028
Deutsche Wohen AG	13,763,239	1,870,174	(897,717)	14,735,696
Kobayashi Pharmaceutical Co. Ltd.	2,070,100	315,400	—	2,385,500
Neopost S.A.	2,320,259	25,322	—	2,345,581
TAG Immobilien AG	7,181,730	—	—	7,181,730

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Cobham PLC	$—	$—	$2,671,951	$279,634,828
Deutsche Wohen AG	272,024	—	3,546,412	353,969,143
Kobayashi Pharmaceutical Co. Ltd.	—	—	712,104	138,100,489
Neopost S.A.	—	—	5,557,906	166,418,879
TAG Immobilien AG	—	—	3,411,086	81,167,717

	$272,024	$—	$15,899,459	$1,019,291,056

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

40

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $10 billion, $15 billion and $20 billion, and that MFS has agreed in writing to implement an additional breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $25 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

42

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2014

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum, consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession, leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	16.9%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Limited Maturity Fund	9.9%
MFS Growth Fund	6.2%
MFS Value Fund	6.2%
MFS Research Fund	6.2%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	2.9%
MFS International Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	0.9%
Cash & Other (o)	0.0%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	11.9%
MFS Government Securities Fund	10.0%
MFS Growth Fund	8.2%
MFS Value Fund	8.1%
MFS Research Fund	8.1%
MFS Mid Cap Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Research International Fund	5.9%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS International Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.8%
MFS Global Real Estate Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Absolute Return Fund	1.0%
MFS International New Discovery Fund	1.0%
Cash & Other (o)	0.0%

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

Note to Shareholders: In October 2014, the Board of Trustees of the funds approved modifications to the underlying fund selections and underlying fund target weightings of the funds (except for MFS Aggressive Growth Allocation Fund). These modifications commenced in early December 2014 and were completed by January 1, 2015. For the new underlying fund selections and target weightings, see the current prospectus of each fund.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	11.3%
MFS Value Fund	11.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research Fund	8.1%
MFS Research International Fund	6.9%
MFS International Value Fund	5.0%
MFS International Growth Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS High Income Fund	4.9%
MFS Global Bond Fund	3.9%
MFS Commodity Strategy Fund	3.7%
MFS Global Real Estate Fund	3.0%
MFS Research Bond Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Other (o)	0.0%

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	13.3%
MFS Value Fund	13.2%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	9.1%
MFS International Value Fund	8.0%
MFS International Growth Fund	7.9%
MFS Research International Fund	7.9%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.6%
MFS International New Discovery Fund	3.9%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	1.9%
Cash & Other (o)	0.0%

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

Note to Shareholders: In October 2014, the Board of Trustees of the funds approved modifications to the underlying fund selections and underlying fund target weightings of the funds (except for MFS Aggressive Growth Allocation Fund). These modifications commenced in early December 2014 and were completed by January 1, 2015. For the new underlying fund selections and target weightings, see the current prospectus of each fund.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2014 through November 30, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2014 through November 30, 2014.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	0.32%	$1,000.00	$1,014.50	$1.62
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,010.75	$5.39
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,011.00	$5.39
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,016.30	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,011.07	$5.39
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,013.57	$2.88
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,014.62	$1.62
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,016.42	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.37%	$1,000.00	$1,014.34	$1.87
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	1.12%	$1,000.00	$1,010.59	$5.65
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
529C	Actual	1.12%	$1,000.00	$1,010.87	$5.65
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	0.33%	$1,000.00	$1,017.91	$1.67
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
B	Actual	1.08%	$1,000.00	$1,013.60	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
C	Actual	1.08%	$1,000.00	$1,013.84	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
I	Actual	0.08%	$1,000.00	$1,018.93	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
R1	Actual	1.08%	$1,000.00	$1,013.41	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
R2	Actual	0.58%	$1,000.00	$1,016.89	$2.93
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R3	Actual	0.33%	$1,000.00	$1,017.43	$1.67
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
R4	Actual	0.08%	$1,000.00	$1,019.17	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
529A	Actual	0.37%	$1,000.00	$1,017.18	$1.87
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	1.12%	$1,000.00	$1,013.46	$5.65
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
529C	Actual	1.12%	$1,000.00	$1,013.11	$5.65
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	0.34%	$1,000.00	$1,018.37	$1.72
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$1,014.75	$5.51
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$1,014.31	$5.50
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$1,019.29	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$1,014.60	$5.50
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$1,017.11	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$1,018.52	$1.72
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$1,019.46	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
529A	Actual	0.38%	$1,000.00	$1,017.95	$1.92
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
529B	Actual	1.13%	$1,000.00	$1,013.79	$5.70
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
529C	Actual	1.14%	$1,000.00	$1,014.47	$5.76
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	0.38%	$1,000.00	$1,020.63	$1.92
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$1,016.88	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$1,016.47	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$1,021.83	$0.66
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$1,016.72	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$1,019.51	$3.19
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$1,020.79	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$1,022.08	$0.66
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
529A	Actual	0.42%	$1,000.00	$1,020.24	$2.13
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.18%	$1,000.00	$1,016.55	$5.97
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.17%	$1,000.00	$1,016.68	$5.91
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	6,231,326	$59,633,788
MFS Commodity Strategy Fund - Class R5 (v)	3,755,370	28,428,149
MFS Emerging Markets Debt Fund - Class R5	5,970,567	89,439,088
MFS Global Bond Fund - Class R5	16,168,385	147,779,042
MFS Global Real Estate Fund - Class R5 (v)	1,871,598	30,937,514
MFS Government Securities Fund - Class R5	29,552,119	300,249,525
MFS Growth Fund - Class R5	2,504,657	187,573,774
MFS High Income Fund - Class R5	42,020,341	148,752,009
MFS Inflation-Adjusted Bond Fund - Class R5	28,468,197	298,631,387
MFS International Growth Fund - Class R5	2,200,712	60,629,619
MFS International Value Fund - Class R5	1,742,984	61,283,327
MFS Limited Maturity Fund - Class R5	49,477,568	298,349,738
MFS Mid Cap Growth Fund - Class R5 (a)	8,065,030	124,685,366
MFS Mid Cap Value Fund - Class R5	5,722,375	123,717,744
MFS New Discovery Fund - Class R5	1,138,665	30,641,481
MFS New Discovery Value Fund - Class R5	2,347,096	30,606,134
MFS Research Bond Fund - Class R5	46,443,432	510,413,314
MFS Research Fund - Class R5	4,578,499	185,932,844
MFS Research International Fund - Class R5	6,933,925	120,650,303
MFS Value Fund - Class R5	5,198,491	186,625,810
Total Underlying Affiliated Funds (Identified Cost, $2,498,824,991)		$3,024,959,956

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	24	$24
Total Investments (Identified Cost, $2,498,825,015)		$3,024,959,980

Other Assets, Less Liabilities - 0.0%		973,654
Net Assets - 100.0%		$3,025,933,634

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	6,586,331	$63,031,187
MFS Commodity Strategy Fund - Class R5 (v)	23,524,922	178,083,663
MFS Emerging Markets Debt Fund - Class R5	12,619,239	189,036,206
MFS Global Bond Fund - Class R5	34,074,422	311,440,216
MFS Global Real Estate Fund - Class R5 (v)	7,824,631	129,341,151
MFS Government Securities Fund - Class R5	62,708,354	637,116,876
MFS Growth Fund - Class R5	7,001,505	524,342,728
MFS High Income Fund - Class R5	88,852,887	314,539,221
MFS Inflation-Adjusted Bond Fund - Class R5	30,094,202	315,688,180
MFS International Growth Fund - Class R5	6,893,624	189,919,337
MFS International New Discovery Fund - Class R5	2,187,801	63,008,676
MFS International Value Fund - Class R5	5,482,818	192,775,877
MFS Mid Cap Growth Fund - Class R5 (a)	29,586,343	457,404,862
MFS Mid Cap Value Fund - Class R5	20,907,693	452,024,324
MFS New Discovery Fund - Class R5	3,556,423	95,703,342
MFS New Discovery Value Fund - Class R5	7,333,938	95,634,550
MFS Research Bond Fund - Class R5	69,520,030	764,025,125
MFS Research Fund - Class R5	12,805,529	520,032,538
MFS Research International Fund - Class R5	21,734,813	378,185,741
MFS Value Fund - Class R5	14,521,290	521,314,299
Total Underlying Affiliated Funds (Identified Cost, $4,976,033,747)		$6,392,648,099

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	42	$42
Total Investments (Identified Cost, $4,976,033,789)		$6,392,648,141

Other Assets, Less Liabilities - 0.0%		1,418,392
Net Assets - 100.0%		$6,394,066,533

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	5,320,528	$50,917,456
MFS Commodity Strategy Fund - Class R5 (v)	25,416,984	192,406,587
MFS Emerging Markets Debt Fund - Class R5	10,198,293	152,770,434
MFS Emerging Markets Equity Fund - Class R5	1,601,129	50,355,510
MFS Global Bond Fund - Class R5	22,045,763	201,498,271
MFS Global Real Estate Fund - Class R5 (v)	9,561,855	158,057,431
MFS Growth Fund - Class R5	7,837,160	586,924,911
MFS High Income Fund - Class R5	71,815,019	254,225,168
MFS Inflation-Adjusted Bond Fund - Class R5	24,302,688	254,935,193
MFS International Growth Fund - Class R5	9,296,916	256,130,023
MFS International New Discovery Fund - Class R5	3,541,776	102,003,154
MFS International Value Fund - Class R5	7,380,939	259,513,803
MFS Mid Cap Growth Fund - Class R5 (a)	31,004,627	479,331,535
MFS Mid Cap Value Fund - Class R5	21,773,068	470,733,727
MFS New Discovery Fund - Class R5	3,832,207	103,124,682
MFS New Discovery Value Fund - Class R5	7,914,762	103,208,492
MFS Research Bond Fund - Class R5	14,027,038	154,157,152
MFS Research Fund - Class R5	10,404,767	422,537,608
MFS Research International Fund - Class R5	20,524,254	357,122,013
MFS Value Fund - Class R5	16,230,407	582,671,622
Total Underlying Affiliated Funds (Identified Cost, $3,708,647,764)		$5,192,624,772

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	14	$14
Total Investments (Identified Cost, $3,708,647,778)		$5,192,624,786

Other Assets, Less Liabilities - (0.0)%		(218,556)
Net Assets - 100.0%		$5,192,406,230

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	10,416,815	$78,855,287
MFS Emerging Markets Equity Fund - Class R5	1,050,890	33,050,483
MFS Global Real Estate Fund - Class R5 (v)	5,183,379	85,681,251
MFS Growth Fund - Class R5	3,029,716	226,895,416
MFS International Growth Fund - Class R5	4,900,274	135,002,534
MFS International New Discovery Fund - Class R5	2,330,227	67,110,551
MFS International Value Fund - Class R5	3,891,327	136,819,069
MFS Mid Cap Growth Fund - Class R5 (a)	11,249,362	173,915,138
MFS Mid Cap Value Fund - Class R5	7,959,671	172,088,091
MFS New Discovery Fund - Class R5	1,576,698	42,428,936
MFS New Discovery Value Fund - Class R5	3,251,258	42,396,409
MFS Research Fund - Class R5	3,833,021	155,658,962
MFS Research International Fund - Class R5	7,725,672	134,426,689
MFS Value Fund - Class R5	6,279,686	225,440,740
Total Underlying Affiliated Funds (Identified Cost, $1,094,336,110)		$1,709,769,556

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	151,996	$151,996
Total Investments (Identified Cost, $1,094,488,106)		$1,709,921,552

Other Assets, Less Liabilities - 0.0%		393,692
Net Assets - 100.0%		$1,710,315,244

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $2,498,825,015, $4,976,033,789, $3,708,647,778, and $1,094,488,106, respectively)	$3,024,959,980	$6,392,648,141	$5,192,624,786	$1,709,921,552
Receivables for
Investments sold	2,286,750	10,159,883	3,175,489	1,533,295
Fund shares sold	6,615,494	12,243,801	10,809,468	2,344,141
Receivable from investment adviser	—	—	—	10,638
Other assets	1,108	2,467	1,936	7,704
Total assets	$3,033,863,332	$6,415,054,292	$5,206,611,679	$1,713,817,330

Liabilities
Payable to custodian	$2,226,053	$5,203,337	$4,159,649	$—
Payables for
Investments purchased	847,828	—	2,705,659	739,217
Fund shares reacquired	3,943,753	13,765,657	5,426,965	1,912,408
Payable to affiliates
Administrator	240	240	240	—
Shareholder servicing costs	619,274	1,495,575	1,481,487	685,862
Distribution and service fees	200,205	400,780	315,659	97,455
Program manager fee	1,328	1,845	1,968	1,125
Payable for independent Trustees’ compensation	11	10	10	10
Accrued expenses and other liabilities	91,006	120,315	113,812	66,009
Total liabilities	$7,929,698	$20,987,759	$14,205,449	$3,502,086
Net assets	$3,025,933,634	$6,394,066,533	$5,192,406,230	$1,710,315,244

Net assets consist of
Paid-in capital	$2,521,987,183	$5,018,739,210	$3,797,311,418	$1,143,251,995
Unrealized appreciation (depreciation) on investments	526,134,965	1,416,614,351	1,483,977,008	615,433,446
Accumulated net realized gain (loss) on investments	(29,431,199)	(57,342,494)	(119,764,359)	(54,045,475)
Undistributed net investment income	7,242,685	16,055,466	30,882,163	5,675,278
Net assets	$3,025,933,634	$6,394,066,533	$5,192,406,230	$1,710,315,244

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,408,344,121	$3,297,623,918	$2,773,392,533	$759,991,549
Class B	170,922,635	365,343,117	308,720,036	90,544,944
Class C	724,000,209	1,348,170,712	969,958,199	278,082,552
Class I	110,617,060	136,061,817	103,516,119	61,199,878
Class R1	22,696,473	44,530,741	41,483,165	16,028,167
Class R2	111,572,711	258,256,269	237,812,184	96,312,421
Class R3	173,832,167	428,061,918	262,431,369	170,316,072
Class R4	110,257,725	247,286,875	208,680,524	74,178,440
Class 529A	121,845,939	176,481,798	194,240,518	119,635,897
Class 529B	10,450,522	17,917,883	19,320,279	8,190,101
Class 529C	61,394,072	74,331,485	72,851,304	35,835,223
Total net assets	$3,025,933,634	$6,394,066,533	$5,192,406,230	$1,710,315,244

Shares of beneficial interest outstanding
Class A	93,793,912	193,328,000	147,144,916	37,467,004
Class B	11,456,376	21,635,274	16,625,418	4,554,382
Class C	48,918,736	80,303,521	52,615,737	14,075,829
Class I	7,306,913	7,882,642	5,441,409	2,970,736
Class R1	1,561,218	2,701,177	2,295,134	823,439
Class R2	7,622,746	15,430,572	12,899,722	4,849,782
Class R3	11,663,575	25,266,768	14,033,857	8,459,699
Class R4	7,337,468	14,505,011	11,061,250	3,641,374
Class 529A	8,152,986	10,390,446	10,378,195	5,933,071
Class 529B	710,285	1,070,458	1,050,755	416,494
Class 529C	4,182,329	4,463,573	3,995,461	1,837,587
Total shares of beneficial interest outstanding	202,706,544	376,977,442	277,541,854	85,029,397

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$15.02	$17.06	$18.85	$20.28
Offering price per share (100 / 94.25 x net asset value per share)	$15.94	$18.10	$20.00	$21.52

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.92	$16.89	$18.57	$19.88

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.80	$16.79	$18.43	$19.76

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$15.14	$17.26	$19.02	$20.60

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.54	$16.49	$18.07	$19.46

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.64	$16.74	$18.44	$19.86

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.90	$16.94	$18.70	$20.13

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$15.03	$17.05	$18.87	$20.37

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.94	$16.99	$18.72	$20.16
Offering price per share (100 / 94.25 x net asset value per share)	$15.85	$18.03	$19.86	$21.39

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.71	$16.74	$18.39	$19.66

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.68	$16.65	$18.23	$19.50

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/14 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying affiliated funds	$27,730,645	$47,630,425	$26,210,849	$2,388,948
Expenses
Distribution and service fees	7,201,393	14,563,391	11,519,355	3,682,958
Program manager fees	94,523	130,065	142,060	80,538
Shareholder servicing costs	756,374	1,845,964	1,881,778	906,179
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	22,283	47,496	25,097	16,937
Custodian fee	59,301	59,367	54,403	35,782
Shareholder communications	69,585	153,765	161,035	52,128
Audit and tax fees	17,110	17,510	17,360	16,944
Legal fees	12,804	26,152	21,170	7,151
Miscellaneous	145,243	236,532	197,458	97,251
Total expenses	$8,387,391	$17,089,017	$14,028,491	$4,904,643
Reduction of expenses by investment adviser and distributor	(60,214)	(93,857)	(101,695)	(103,398)
Net expenses	$8,327,177	$16,995,160	$13,926,796	$4,801,245
Net investment income (loss)	$19,403,468	$30,635,265	$12,284,053	$(2,412,297)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$373,334	$50,800,818	$29,636,061	$25,079,512
Change in unrealized appreciation (depreciation) on investments	$20,605,572	$22,108,006	$46,384,938	$10,434,953
Net realized and unrealized gain (loss) on investments	$20,978,906	$72,908,824	$76,020,999	$35,514,465
Change in net assets from operations	$40,382,374	$103,544,089	$88,305,052	$33,102,168

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/14 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$19,403,468	$30,635,265	$12,284,053	$(2,412,297)
Net realized gain (loss) on investments	373,334	50,800,818	29,636,061	25,079,512
Net unrealized gain (loss) on investments	20,605,572	22,108,006	46,384,938	10,434,953
Change in net assets from operations	$40,382,374	$103,544,089	$88,305,052	$33,102,168

Distributions declared to shareholders
From net investment income	$(19,204,423)	$(30,638,190)	$—	$—
Change in net assets from fund share transactions	$121,976,050	$162,995,414	$130,330,366	$7,341,306
Total change in net assets	$143,154,001	$235,901,313	$218,635,418	$40,443,474

Net assets
At beginning of period	2,882,779,633	6,158,165,220	4,973,770,812	1,669,871,770
At end of period	$3,025,933,634	$6,394,066,533	$5,192,406,230	$1,710,315,244
Undistributed net investment income included in net assets at end of period	$7,242,685	$16,055,466	$30,882,163	$5,675,278

Year ended 5/31/14	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$40,636,032	$73,445,089	$43,119,356	$7,377,000
Net realized gain (loss) on investments	29,449,333	109,667,881	108,888,263	54,073,403
Net unrealized gain (loss) on investments	131,363,892	394,170,145	419,964,934	162,879,326
Change in net assets from operations	$201,449,257	$577,283,115	$571,972,553	$224,329,729

Distributions declared to shareholders
From net investment income	$(43,948,352)	$(79,677,696)	$(53,000,707)	$(12,002,120)
Change in net assets from fund share transactions	$306,326,071	$958,087,251	$667,593,792	$164,460,531
Total change in net assets	$463,826,976	$1,455,692,670	$1,186,565,638	$376,788,140

Net assets
At beginning of period	2,418,952,657	4,702,472,550	3,787,205,174	1,293,083,630
At end of period	$2,882,779,633	$6,158,165,220	$4,973,770,812	$1,669,871,770
Undistributed net investment income included in net assets at end of period	$7,043,640	$16,058,391	$18,598,110	$8,087,575
See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$14.91		$14.06	$12.93	$13.18	$11.73	$10.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.26	$0.27	$0.34	$0.29	$0.34
Net realized and unrealized gain (loss) on investments	0.10		0.86	1.18	(0.25)	1.52	1.31
Total from investment operations	$0.22		$1.12	$1.45	$0.09	$1.81	$1.65

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)	$(0.32)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$15.02		$14.91	$14.06	$12.93	$13.18	$11.73
Total return (%) (r)(s)(t)(x)	1.52	(n)	8.10	11.36	0.79	15.56	15.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.31	0.31	0.31
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.31	0.31	0.31
Net investment income (l)	1.55	(a)	1.80	1.99	2.60	2.33	2.95
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$1,408,344		$1,355,910	$1,197,922	$859,467	$560,089	$363,769

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$14.82		$13.97	$12.85	$13.10	$11.64	$10.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.15	$0.17	$0.24	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.10		0.87	1.17	(0.24)	1.50	1.31
Total from investment operations	$0.16		$1.02	$1.34	$—	$1.70	$1.56

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.17)	$(0.22)	$(0.25)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$14.92		$14.82	$13.97	$12.85	$13.10	$11.64
Total return (%) (r)(s)(t)(x)	1.07	(n)	7.34	10.51	0.03	14.70	15.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.06
Net investment income (l)	0.80	(a)	1.04	1.24	1.85	1.59	2.21
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$170,923		$172,845	$166,748	$143,231	$131,167	$119,885

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$14.70		$13.87	$12.76	$13.02	$11.58	$10.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.15	$0.17	$0.24	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.10		0.85	1.16	(0.25)	1.50	1.30
Total from investment operations	$0.16		$1.00	$1.33	$(0.01)	$1.70	$1.55

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.17)	$(0.22)	$(0.25)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$14.80		$14.70	$13.87	$12.76	$13.02	$11.58
Total return (%) (r)(s)(t)(x)	1.10	(n)	7.30	10.54	0.00 (y)	14.76	15.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	1.07	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.06
Net investment income (l)	0.80	(a)	1.05	1.24	1.85	1.58	2.20
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$724,000		$671,757	$503,578	$351,460	$264,696	$179,262

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$15.03		$14.17	$13.03	$13.28	$11.81	$10.50

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.30	$0.31	$0.37	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	0.10		0.87	1.18	(0.25)	1.53	1.33
Total from investment operations	$0.24		$1.17	$1.49	$0.12	$1.86	$1.69

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.31)	$(0.35)	$(0.37)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$15.14		$15.03	$14.17	$13.03	$13.28	$11.81
Total return (%) (r)(s)(x)	1.63	(n)	8.38	11.61	1.03	15.93	16.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	0.07	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.07	(a)	0.08	0.07	0.06	0.06	0.06
Net investment income (l)	1.80	(a)	2.04	2.23	2.85	2.58	3.15
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$110,617		$102,563	$71,965	$47,437	$37,350	$22,334

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R1
Net asset value, beginning of period	$14.44		$13.62	$12.53	$12.79	$11.38	$10.13

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.14	$0.17	$0.23	$0.19	$0.25
Net realized and unrealized gain (loss) on investments	0.10		0.85	1.14	(0.24)	1.47	1.27
Total from investment operations	$0.16		$0.99	$1.31	$(0.01)	$1.66	$1.52

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.17)	$(0.22)	$(0.25)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$14.54		$14.44	$13.62	$12.53	$12.79	$11.38
Total return (%) (r)(s)(x)	1.11	(n)	7.35	10.55	(0.01)	14.68	15.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.06
Net investment income (l)	0.80	(a)	1.04	1.26	1.85	1.58	2.21
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$22,696		$23,321	$23,026	$22,511	$19,202	$14,914

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R2
Net asset value, beginning of period	$14.54		$13.71	$12.62	$12.87	$11.46	$10.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.21	$0.23	$0.29	$0.26	$0.30
Net realized and unrealized gain (loss) on investments	0.11		0.86	1.15	(0.23)	1.47	1.29
Total from investment operations	$0.20		$1.07	$1.38	$0.06	$1.73	$1.59

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.29)	$(0.31)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$14.64		$14.54	$13.71	$12.62	$12.87	$11.46
Total return (%) (r)(s)(x)	1.36	(n)	7.90	11.04	0.56	15.25	15.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.57	0.57	0.56	0.56	0.56
Expenses after expense reductions (f)(h)	0.57	(a)	0.57	0.57	0.56	0.56	0.56
Net investment income (l)	1.30	(a)	1.53	1.74	2.34	2.09	2.70
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$111,573		$118,105	$112,807	$98,868	$85,488	$67,403

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$14.80		$13.96	$12.83	$13.09	$11.65	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.26	$0.27	$0.33	$0.29	$0.34
Net realized and unrealized gain (loss) on investments	0.09		0.85	1.18	(0.25)	1.51	1.30
Total from investment operations	$0.21		$1.11	$1.45	$0.08	$1.80	$1.64

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)	$(0.32)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$14.90		$14.80	$13.96	$12.83	$13.09	$11.65
Total return (%) (r)(s)(x)	1.46	(n)	8.08	11.45	0.72	15.59	15.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.31	0.31	0.32
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.31	0.31	0.31
Net investment income (l)	1.55	(a)	1.81	1.99	2.58	2.33	2.91
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$173,832		$168,208	$161,521	$121,030	$83,168	$58,744

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$14.92		$14.07	$12.93	$13.18	$11.73	$10.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.29	$0.30	$0.37	$0.32	$0.37
Net realized and unrealized gain (loss) on investments	0.11		0.87	1.19	(0.25)	1.52	1.32
Total from investment operations	$0.24		$1.16	$1.49	$0.12	$1.84	$1.69

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.31)	$(0.35)	$(0.37)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$15.03		$14.92	$14.07	$12.93	$13.18	$11.73
Total return (%) (r)(s)(x)	1.64	(n)	8.36	11.70	1.03	15.87	16.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	0.07	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.07	(a)	0.08	0.07	0.06	0.06	0.06
Net investment income (l)	1.79	(a)	1.98	2.23	2.84	2.58	3.20
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$110,258		$84,264	$22,688	$34,097	$28,777	$22,768

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529A
Net asset value, beginning of period	$14.84		$13.99	$12.87	$13.12	$11.68	$10.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.25	$0.26	$0.33	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.10		0.87	1.17	(0.25)	1.50	1.32
Total from investment operations	$0.21		$1.12	$1.43	$0.08	$1.78	$1.64

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)	$(0.31)	$(0.33)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$14.94		$14.84	$13.99	$12.87	$13.12	$11.68
Total return (%) (r)(s)(t)(x)	1.43	(n)	8.09	11.27	0.73	15.42	15.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.42	0.42	0.41	0.41	0.41
Expenses after expense reductions (f)(h)	0.37	(a)	0.37	0.37	0.37	0.41	0.41
Net investment income (l)	1.51	(a)	1.74	1.94	2.55	2.23	2.80
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$121,846		$116,559	$97,214	$78,416	$62,949	$46,487

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529B
Net asset value, beginning of period	$14.61		$13.77	$12.66	$12.91	$11.48	$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.14	$0.16	$0.22	$0.18	$0.24
Net realized and unrealized gain (loss) on investments	0.09		0.86	1.16	(0.24)	1.48	1.28
Total from investment operations	$0.15		$1.00	$1.32	$(0.02)	$1.66	$1.52

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$(0.21)	$(0.23)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$14.71		$14.61	$13.77	$12.66	$12.91	$11.48
Total return (%) (r)(s)(t)(x)	1.06	(n)	7.30	10.49	(0.08)	14.58	14.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.17	1.17	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.12	1.11	1.16	1.16
Net investment income (l)	0.76	(a)	0.99	1.20	1.78	1.49	2.08
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$10,451		$10,719	$11,707	$13,074	$16,656	$14,592

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529C
Net asset value, beginning of period	$14.58		$13.75	$12.65	$12.91	$11.49	$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.14	$0.16	$0.23	$0.18	$0.23
Net realized and unrealized gain (loss) on investments	0.10		0.85	1.16	(0.25)	1.48	1.29
Total from investment operations	$0.16		$0.99	$1.32	$(0.02)	$1.66	$1.52

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.16)	$(0.22)	$(0.24)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$14.68		$14.58	$13.75	$12.65	$12.91	$11.49
Total return (%) (r)(s)(t)(x)	1.09	(n)	7.29	10.49	(0.08)	14.57	14.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.17	1.17	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.12	1.12	1.16	1.16
Net investment income (l)	0.76	(a)	1.00	1.19	1.79	1.48	2.05
Portfolio turnover	1	(n)	5	5	4	12	5
Net assets at end of period (000 omitted)	$61,394		$58,530	$49,778	$41,123	$35,274	$28,492

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$16.86		$15.40	$13.54	$14.18	$11.99	$10.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.25	$0.28	$0.25	$0.29
Net realized and unrealized gain (loss) on investments	0.20		1.48	1.94	(0.61)	2.27	1.62
Total from investment operations	$0.30		$1.73	$2.19	$(0.33)	$2.52	$1.91

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.27)	$(0.33)	$(0.31)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$17.06		$16.86	$15.40	$13.54	$14.18	$11.99
Total return (%) (r)(s)(t)(x)	1.79	(n)	11.34	16.40	(2.22)	21.17	18.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.33	0.30	0.30	0.30
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.33	0.30	0.30	0.30
Net investment income (l)	1.19	(a)	1.58	1.72	2.08	1.86	2.43
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$3,297,624		$3,164,199	$2,414,807	$1,625,988	$1,221,138	$787,430

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$16.69		$15.25	$13.41	$14.06	$11.87	$10.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.13	$0.14	$0.18	$0.15	$0.20
Net realized and unrealized gain (loss) on investments	0.20		1.46	1.92	(0.60)	2.24	1.60
Total from investment operations	$0.24		$1.59	$2.06	$(0.42)	$2.39	$1.80

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.15)	$(0.22)	$(0.23)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$16.89		$16.69	$15.25	$13.41	$14.06	$11.87
Total return (%) (r)(s)(t)(x)	1.42	(n)	10.48	15.51	(2.95)	20.26	17.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.05	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.05	1.05	1.05
Net investment income (l)	0.44	(a)	0.82	0.98	1.33	1.12	1.69
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$365,343		$375,305	$359,070	$323,142	$369,100	$339,313

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$16.60		$15.17	$13.35	$14.00	$11.83	$10.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.13	$0.14	$0.18	$0.14	$0.20
Net realized and unrealized gain (loss) on investments	0.19		1.46	1.91	(0.60)	2.25	1.59
Total from investment operations	$0.23		$1.59	$2.05	$(0.42)	$2.39	$1.79

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.16)	$(0.23)	$(0.23)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$16.79		$16.60	$15.17	$13.35	$14.00	$11.83
Total return (%) (r)(s)(t)(x)	1.38	(n)	10.52	15.49	(2.93)	20.28	17.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.05	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.05	1.05	1.05
Net investment income (l)	0.44	(a)	0.83	0.97	1.33	1.11	1.69
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$1,348,171		$1,278,659	$915,801	$608,898	$517,524	$374,146

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$17.06		$15.58	$13.69	$14.33	$12.12	$10.52

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.30	$0.29	$0.32	$0.29	$0.29
Net realized and unrealized gain (loss) on investments	0.20		1.49	1.97	(0.61)	2.28	1.68
Total from investment operations	$0.32		$1.79	$2.26	$(0.29)	$2.57	$1.97

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.31)	$(0.37)	$(0.35)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$17.26		$17.06	$15.58	$13.69	$14.33	$12.12
Total return (%) (r)(s)(x)	1.89	(n)	11.60	16.72	(1.96)	21.42	18.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.05	0.05	0.05
Expenses after expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.05	0.05	0.05
Net investment income (l)	1.44	(a)	1.83	1.97	2.33	2.16	2.49
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$136,062		$118,806	$75,339	$45,016	$32,434	$13,173

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R1
Net asset value, beginning of period	$16.30		$14.90	$13.11	$13.75	$11.62	$10.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.13	$0.15	$0.17	$0.14	$0.19
Net realized and unrealized gain (loss) on investments	0.19		1.43	1.86	(0.58)	2.20	1.57
Total from investment operations	$0.23		$1.56	$2.01	$(0.41)	$2.34	$1.76

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.16)	$(0.22)	$(0.23)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$16.49		$16.30	$14.90	$13.11	$13.75	$11.62
Total return (%) (r)(s)(x)	1.40	(n)	10.49	15.50	(2.90)	20.26	17.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.05	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.05	1.05	1.05
Net investment income (l)	0.44	(a)	0.82	1.03	1.32	1.12	1.69
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$44,531		$45,232	$40,786	$45,596	$40,188	$34,274

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R2
Net asset value, beginning of period	$16.54		$15.12	$13.30	$13.93	$11.78	$10.25

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.21	$0.24	$0.21	$0.25
Net realized and unrealized gain (loss) on investments	0.20		1.44	1.91	(0.59)	2.23	1.59
Total from investment operations	$0.28		$1.65	$2.12	$(0.35)	$2.44	$1.84

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.23)	$(0.30)	$(0.28)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$16.74		$16.54	$15.12	$13.30	$13.93	$11.78
Total return (%) (r)(s)(x)	1.69	(n)	11.01	16.10	(2.42)	20.85	17.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.58	0.58	0.55	0.55	0.55
Expenses after expense reductions (f)(h)	0.58	(a)	0.58	0.58	0.55	0.55	0.55
Net investment income (l)	0.94	(a)	1.31	1.48	1.83	1.62	2.19
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$258,256		$279,820	$246,535	$191,661	$181,917	$149,997

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$16.75		$15.30	$13.46	$14.09	$11.92	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.25	$0.28	$0.25	$0.28
Net realized and unrealized gain (loss) on investments	0.19		1.47	1.92	(0.59)	2.25	1.62
Total from investment operations	$0.29		$1.72	$2.17	$(0.31)	$2.50	$1.90

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.27)	$(0.33)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$16.94		$16.75	$15.30	$13.46	$14.09	$11.92
Total return (%) (r)(s)(x)	1.74	(n)	11.35	16.34	(2.15)	21.13	18.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.33	0.30	0.30	0.30
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.33	0.30	0.30	0.30
Net investment income (l)	1.19	(a)	1.58	1.73	2.04	1.87	2.41
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$428,062		$432,394	$336,430	$245,733	$167,138	$116,291

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$16.85		$15.39	$13.53	$14.17	$11.98	$10.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.30	$0.28	$0.32	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.20		1.47	1.95	(0.61)	2.27	1.62
Total from investment operations	$0.32		$1.77	$2.23	$(0.29)	$2.55	$1.94

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.31)	$(0.37)	$(0.35)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$17.05		$16.85	$15.39	$13.53	$14.17	$11.98
Total return (%) (r)(s)(x)	1.92	(n)	11.62	16.69	(1.99)	21.50	18.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.05	0.05	0.05
Expenses after expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.05	0.05	0.05
Net investment income (l)	1.43	(a)	1.84	1.92	2.35	2.10	2.68
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$247,287		$208,963	$105,771	$130,331	$111,170	$80,706

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529A
Net asset value, beginning of period	$16.79		$15.34	$13.49	$14.12	$11.94	$10.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.24	$0.24	$0.27	$0.23	$0.27
Net realized and unrealized gain (loss) on investments	0.20		1.47	1.94	(0.60)	2.26	1.62
Total from investment operations	$0.30		$1.71	$2.18	$(0.33)	$2.49	$1.89

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.26)	$(0.33)	$(0.30)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$16.99		$16.79	$15.34	$13.49	$14.12	$11.94
Total return (%) (r)(s)(t)(x)	1.78	(n)	11.27	16.32	(2.22)	21.05	18.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.43	0.43	0.40	0.40	0.40
Expenses after expense reductions (f)(h)	0.37	(a)	0.36	0.38	0.36	0.40	0.40
Net investment income (l)	1.15	(a)	1.53	1.68	2.03	1.76	2.27
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$176,482		$164,539	$131,993	$100,388	$87,429	$64,419

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529B
Net asset value, beginning of period	$16.55		$15.12	$13.29	$13.94	$11.77	$10.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.12	$0.13	$0.17	$0.13	$0.18
Net realized and unrealized gain (loss) on investments	0.19		1.45	1.91	(0.60)	2.23	1.60
Total from investment operations	$0.22		$1.57	$2.04	$(0.43)	$2.36	$1.78

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.14)	$(0.21)	$(0.22)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$16.74		$16.55	$15.12	$13.29	$13.94	$11.77
Total return (%) (r)(s)(t)(x)	1.35	(n)	10.45	15.50	(3.03)	20.17	17.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.18	1.18	1.15	1.15	1.15
Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.13	1.11	1.15	1.15
Net investment income (l)	0.40	(a)	0.77	0.93	1.30	1.02	1.60
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$17,918		$18,354	$18,465	$18,519	$25,421	$22,365

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529C
Net asset value, beginning of period	$16.47		$15.05	$13.24	$13.89	$11.75	$10.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.12	$0.13	$0.17	$0.13	$0.18
Net realized and unrealized gain (loss) on investments	0.19		1.45	1.90	(0.59)	2.22	1.59
Total from investment operations	$0.22		$1.57	$2.03	$(0.42)	$2.35	$1.77

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.15)	$(0.22)	$(0.23)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$16.65		$16.47	$15.05	$13.24	$13.89	$11.75
Total return (%) (r)(s)(t)(x)	1.31	(n)	10.48	15.47	(3.00)	20.13	17.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.18	1.18	1.15	1.15	1.15
Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.13	1.11	1.15	1.15
Net investment income (l)	0.39	(a)	0.77	0.93	1.28	1.01	1.54
Portfolio turnover	2	(n)	2	5	6	12	7
Net assets at end of period (000 omitted)	$74,331		$71,895	$57,475	$43,338	$40,847	$28,486

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$18.51		$16.43	$13.76	$14.87	$11.98	$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.21	$0.20	$0.22	$0.18	$0.22
Net realized and unrealized gain (loss) on investments	0.28		2.11	2.73	(1.02)	2.96	1.82
Total from investment operations	$0.34		$2.32	$2.93	$(0.80)	$3.14	$2.04

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.26)	$(0.31)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$18.85		$18.51	$16.43	$13.76	$14.87	$11.98
Total return (%) (r)(s)(t)(x)	1.84	(n)	14.19	21.44	(5.33)	26.34	19.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.34	0.34	0.31	0.30	0.30
Expenses after expense reductions (f)(h)	0.34	(a)	0.34	0.34	0.31	0.30	0.30
Net investment income (l)	0.69	(a)	1.20	1.32	1.57	1.34	1.85
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$2,773,393		$2,660,188	$1,962,669	$1,372,138	$1,258,969	$863,550

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$18.30		$16.25	$13.60	$14.68	$11.83	$10.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.09	$0.11	$0.08	$0.13
Net realized and unrealized gain (loss) on investments	0.28		2.08	2.69	(1.00)	2.91	1.80
Total from investment operations	$0.27		$2.16	$2.78	$(0.89)	$2.99	$1.93

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.13)	$(0.19)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$18.57		$18.30	$16.25	$13.60	$14.68	$11.83
Total return (%) (r)(s)(t)(x)	1.48	(n)	13.29	20.56	(6.05)	25.40	19.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.09	1.09	1.06	1.05	1.05
Expenses after expense reductions (f)(h)	1.09	(a)	1.08	1.09	1.06	1.05	1.05
Net investment income (loss) (l)	(0.06	)(a)	0.45	0.57	0.82	0.60	1.10
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$308,720		$324,788	$328,982	$321,341	$418,449	$380,612

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$18.17		$16.15	$13.54	$14.64	$11.80	$10.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.08	$0.11	$0.08	$0.13
Net realized and unrealized gain (loss) on investments	0.27		2.07	2.68	(1.01)	2.91	1.79
Total from investment operations	$0.26		$2.15	$2.76	$(0.90)	$2.99	$1.92

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)	$(0.20)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$18.43		$18.17	$16.15	$13.54	$14.64	$11.80
Total return (%) (r)(s)(t)(x)	1.43	(n)	13.36	20.50	(6.08)	25.46	19.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.09	1.09	1.06	1.05	1.05
Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.09	1.06	1.05	1.05
Net investment income (loss) (l)	(0.06	)(a)	0.45	0.56	0.82	0.59	1.09
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$969,958		$921,289	$665,132	$483,076	$492,337	$380,111

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$18.66		$16.55	$13.86	$14.98	$12.06	$10.29

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.25	$0.24	$0.26	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	0.27		2.14	2.74	(1.04)	2.98	1.88
Total from investment operations	$0.36		$2.39	$2.98	$(0.78)	$3.20	$2.09

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.29)	$(0.34)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$19.02		$18.66	$16.55	$13.86	$14.98	$12.06
Total return (%) (r)(s)(x)	1.93	(n)	14.51	21.70	(5.13)	26.69	20.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.09	0.09	0.06	0.05	0.05
Expenses after expense reductions (f)(h)	0.09	(a)	0.09	0.09	0.06	0.05	0.05
Net investment income (l)	0.94	(a)	1.44	1.55	1.82	1.62	1.82
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$103,516		$93,994	$65,738	$40,599	$31,064	$22,214

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R1
Net asset value, beginning of period	$17.81		$15.83	$13.27	$14.35	$11.57	$9.89

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.09	$0.11	$0.08	$0.12
Net realized and unrealized gain (loss) on investments	0.27		2.02	2.62	(0.98)	2.85	1.77
Total from investment operations	$0.26		$2.10	$2.71	$(0.87)	$2.93	$1.89

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.21)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$18.07		$17.81	$15.83	$13.27	$14.35	$11.57
Total return (%) (r)(s)(x)	1.46	(n)	13.29	20.51	(6.05)	25.41	19.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.09	1.09	1.06	1.05	1.05
Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.09	1.06	1.05	1.05
Net investment income (loss) (l)	(0.06	)(a)	0.46	0.62	0.83	0.59	1.09
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$41,483		$43,907	$39,507	$38,416	$42,188	$35,478

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R2
Net asset value, beginning of period	$18.12		$16.10	$13.49	$14.57	$11.75	$10.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.16	$0.16	$0.18	$0.15	$0.19
Net realized and unrealized gain (loss) on investments	0.28		2.06	2.67	(0.99)	2.89	1.78
Total from investment operations	$0.32		$2.22	$2.83	$(0.81)	$3.04	$1.97

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.22)	$(0.27)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$18.44		$18.12	$16.10	$13.49	$14.57	$11.75
Total return (%) (r)(s)(x)	1.77	(n)	13.83	21.11	(5.52)	25.98	19.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.59	0.59	0.56	0.55	0.55
Expenses after expense reductions (f)(h)	0.59	(a)	0.59	0.59	0.56	0.55	0.55
Net investment income (l)	0.44	(a)	0.93	1.06	1.31	1.10	1.60
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$237,812		$243,497	$209,474	$174,820	$189,357	$149,370

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$18.36		$16.30	$13.66	$14.76	$11.89	$10.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.21	$0.20	$0.21	$0.18	$0.21
Net realized and unrealized gain (loss) on investments	0.28		2.09	2.69	(1.00)	2.94	1.81
Total from investment operations	$0.34		$2.30	$2.89	$(0.79)	$3.12	$2.02

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.25)	$(0.31)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$18.70		$18.36	$16.30	$13.66	$14.76	$11.89
Total return (%) (r)(s)(x)	1.85	(n)	14.19	21.36	(5.29)	26.38	19.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.34	0.34	0.31	0.30	0.30
Expenses after expense reductions (f)(h)	0.34	(a)	0.34	0.34	0.31	0.30	0.30
Net investment income (l)	0.69	(a)	1.21	1.32	1.54	1.35	1.80
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$262,431		$260,773	$212,174	$157,750	$138,703	$103,043

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$18.50		$16.42	$13.76	$14.87	$11.97	$10.22

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.25	$0.23	$0.25	$0.22	$0.25
Net realized and unrealized gain (loss) on investments	0.28		2.11	2.72	(1.02)	2.96	1.82
Total from investment operations	$0.37		$2.36	$2.95	$(0.77)	$3.18	$2.07

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.29)	$(0.34)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$18.87		$18.50	$16.42	$13.76	$14.87	$11.97
Total return (%) (r)(s)(x)	2.00	(n)	14.44	21.63	(5.10)	26.73	20.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.09	0.09	0.06	0.05	0.05
Expenses after expense reductions (f)(h)	0.09	(a)	0.09	0.09	0.06	0.05	0.05
Net investment income (l)	0.93	(a)	1.43	1.50	1.81	1.59	2.14
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$208,681		$141,113	$56,433	$62,372	$59,722	$45,478
See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529A
Net asset value, beginning of period	$18.38		$16.32	$13.67	$14.77	$11.90	$10.17

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.20	$0.19	$0.21	$0.17	$0.20
Net realized and unrealized gain (loss) on investments	0.28		2.09	2.71	(1.01)	2.94	1.81
Total from investment operations	$0.34		$2.29	$2.90	$(0.80)	$3.11	$2.01

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.30)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$18.72		$18.38	$16.32	$13.67	$14.77	$11.90
Total return (%) (r)(s)(t)(x)	1.85	(n)	14.11	21.37	(5.37)	26.27	19.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.44	0.44	0.41	0.40	0.40
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.39	0.37	0.40	0.40
Net investment income (l)	0.65	(a)	1.16	1.27	1.52	1.24	1.65
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$194,241		$193,601	$164,807	$127,620	$123,673	$87,397

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529B
Net asset value, beginning of period	$18.13		$16.08	$13.46	$14.52	$11.71	$10.02

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.08	$0.11	$0.07	$0.12
Net realized and unrealized gain (loss) on investments	0.27		2.07	2.66	(1.00)	2.88	1.78
Total from investment operations	$0.26		$2.14	$2.74	$(0.89)	$2.95	$1.90

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.17)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$18.39		$18.13	$16.08	$13.46	$14.52	$11.71
Total return (%) (r)(s)(t)(x)	1.43	(n)	13.31	20.44	(6.07)	25.26	18.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.19	1.19	1.16	1.15	1.15
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.14	1.12	1.15	1.15
Net investment income (loss) (l)	(0.09	)(a)	0.41	0.52	0.78	0.51	1.00
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$19,320		$21,506	$25,286	$27,132	$36,756	$32,394

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class 529C
Net asset value, beginning of period	$17.97		$15.98	$13.39	$14.47	$11.68	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.08	$0.10	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	0.27		2.03	2.65	(0.99)	2.87	1.78
Total from investment operations	$0.26		$2.10	$2.73	$(0.89)	$2.94	$1.89

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.14)	$(0.19)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$18.23		$17.97	$15.98	$13.39	$14.47	$11.68
Total return (%) (r)(s)(t)(x)	1.45	(n)	13.20	20.51	(6.09)	25.30	18.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.19	1.19	1.16	1.15	1.15
Expenses after expense reductions (f)(h)	1.14	(a)	1.13	1.14	1.12	1.15	1.15
Net investment income (loss) (l)	(0.11	)(a)	0.39	0.52	0.77	0.50	0.93
Portfolio turnover	1	(n)	2	5	7	13	6
Net assets at end of period (000 omitted)	$72,851		$69,115	$57,004	$46,807	$48,397	$37,106

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal year. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$19.87		$17.17	$13.79	$15.33	$11.87	$9.99

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.13	$0.12	$0.10	$0.10	$0.13
Net realized and unrealized gain (loss) on investments	0.42		2.76	3.44	(1.44)	3.54	1.91
Total from investment operations	$0.41		$2.89	$3.56	$(1.34)	$3.64	$2.04

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.20)	$(0.18)	$(0.16)
Net asset value, end of period (x)	$20.28		$19.87	$17.17	$13.79	$15.33	$11.87
Total return (%) (r)(s)(t)(x)	2.06	(n)	16.85	25.99	(8.70)	30.77	20.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.37	0.38	0.33	0.32	0.32
Expenses after expense reductions (f)(h)	0.38	(a)	0.37	0.37	0.33	0.32	0.32
Net investment income (loss) (l)	(0.09	)(a)	0.70	0.80	0.70	0.69	1.08
Portfolio turnover	3	(n)	4	9	11	11	10
Net assets at end of period (000 omitted)	$759,992		$742,788	$539,351	$433,117	$461,673	$341,600

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$19.55		$16.90	$13.56	$15.05	$11.66	$9.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$(0.01)	$0.01	$(0.01)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments	0.41		2.70	3.39	(1.40)	3.48	1.87
Total from investment operations	$0.33		$2.69	$3.40	$(1.41)	$3.47	$1.91

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.06)	$(0.08)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$19.88		$19.55	$16.90	$13.56	$15.05	$11.66
Total return (%) (r)(s)(t)(x)	1.69	(n)	15.93	25.11	(9.37)	29.77	19.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.12	1.13	1.08	1.07	1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.12	1.13	1.08	1.07	1.07
Net investment income (loss) (l)	(0.84	)(a)	(0.03)	0.05	(0.04)	(0.04)	0.33
Portfolio turnover	3	(n)	4	9	11	11	10
Net assets at end of period (000 omitted)	$90,545		$96,456	$100,340	$99,925	$143,320	$129,829

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$19.43		$16.81	$13.51	$15.01	$11.64	$9.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$(0.01)	$0.01	$(0.01)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments	0.41		2.70	3.37	(1.40)	3.46	1.88
Total from investment operations	$0.33		$2.69	$3.38	$(1.41)	$3.45	$1.92

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.08)	$(0.09)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$19.76		$19.43	$16.81	$13.51	$15.01	$11.64
Total return (%) (r)(s)(t)(x)	1.70	(n)	16.01	25.05	(9.35)	29.73	19.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.12	1.12	1.08	1.07	1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.12	1.12	1.08	1.07	1.07
Net investment income (loss) (l)	(0.85	)(a)	(0.04)	0.04	(0.05)	(0.05)	0.32
Portfolio turnover	3	(n)	4	9	11	11	10
Net assets at end of period (000 omitted)	$278,083		$265,993	$195,777	$148,481	$167,911	$130,115

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$20.16		$17.41	$13.98	$15.53	$12.02	$10.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.18	$0.17	$0.13	$0.14	$0.12
Net realized and unrealized gain (loss) on investments	0.42		2.80	3.48	(1.44)	3.58	1.97
Total from investment operations	$0.44		$2.98	$3.65	$(1.31)	$3.72	$2.09

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.22)	$(0.24)	$(0.21)	$(0.19)
Net asset value, end of period (x)	$20.60		$20.16	$17.41	$13.98	$15.53	$12.02
Total return (%) (r)(s)(x)	2.18	(n)	17.15	26.29	(8.42)	31.09	20.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.12	0.12	0.08	0.07	0.08
Expenses after expense reductions (f)(h)	0.13	(a)	0.12	0.12	0.08	0.07	0.08
Net investment income (l)	0.15	(a)	0.94	1.05	0.93	1.02	1.02
Portfolio turnover	3	(n)	4	9	11	11	10
Net assets at end of period (000 omitted)	$61,200		$58,061	$45,150	$29,816	$29,086	$22,721

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014		2013	2012		2011		2010
Class R1
Net asset value, beginning of period	$19.14		$16.55		$13.28	$14.76		$11.44		$9.65

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$(0.00	)(w)	$0.01	$(0.00	)(w)	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss) on investments	0.40		2.64		3.31	(1.38)		3.41		1.84
Total from investment operations	$0.32		$2.64		$3.32	$(1.38)		$3.41		$1.88

Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.05)	$(0.10)		$(0.09)		$(0.09)
Net asset value, end of period (x)	$19.46		$19.14		$16.55	$13.28		$14.76		$11.44
Total return (%) (r)(s)(x)	1.67	(n)	15.95		25.06	(9.36)		29.84		19.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.12		1.13	1.08		1.07		1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.12		1.13	1.08		1.07		1.07
Net investment income (loss) (l)	(0.84	)(a)	(0.02)		0.05	(0.03)		(0.03)		0.34
Portfolio turnover	3	(n)	4		9	11		11		10
Net assets at end of period (000 omitted)	$16,028		$18,849		$18,793	$20,186		$25,554		$19,715

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014		2013	2012		2011		2010
Class R2
Net asset value, beginning of period	$19.48		$16.84		$13.53	$15.03		$11.65		$9.82

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.08		$0.09	$0.06		$0.06		$0.09
Net realized and unrealized gain (loss) on investments	0.41		2.70		3.37	(1.40)		3.47		1.88
Total from investment operations	$0.38		$2.78		$3.46	$(1.34)		$3.53		$1.97

Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.15)	$(0.16)		$(0.15)		$(0.14)
Net asset value, end of period (x)	$19.86		$19.48		$16.84	$13.53		$15.03		$11.65
Total return (%) (r)(s)(x)	1.95	(n)	16.54		25.66	(8.86)		30.40		20.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.62		0.63	0.58		0.57		0.57
Expenses after expense reductions (f)(h)	0.63	(a)	0.62		0.63	0.58		0.57		0.57
Net investment income (loss) (l)	(0.35	)(a)	0.46		0.56	0.46		0.47		0.81
Portfolio turnover	3	(n)	4		9	11		11		10
Net assets at end of period (000 omitted)	$96,312		$119,055		$106,825	$94,686		$108,592		$80,129

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$19.72		$17.05	$13.69	$15.23	$11.80	$9.94

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.13	$0.12	$0.08	$0.10	$0.13
Net realized and unrealized gain (loss) on investments	0.42		2.73	3.42	(1.41)	3.51	1.90
Total from investment operations	$0.41		$2.86	$3.54	$(1.33)	$3.61	$2.03

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.21)	$(0.18)	$(0.17)
Net asset value, end of period (x)	$20.13		$19.72	$17.05	$13.69	$15.23	$11.80
Total return (%) (r)(s)(x)	2.08	(n)	16.80	26.03	(8.68)	30.72	20.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.37	0.38	0.33	0.32	0.32
Expenses after expense reductions (f)(h)	0.38	(a)	0.37	0.38	0.33	0.32	0.32
Net investment income (loss) (l)	(0.10	)(a)	0.71	0.79	0.55	0.74	1.08
Portfolio turnover	3	(n)	4	9	11	11	10
Net assets at end of period (000 omitted)	$170,316		$164,977	$128,498	$97,526	$69,810	$50,899

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$19.93		$17.22	$13.81	$15.35	$11.89	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.19	$0.14	$0.13	$0.13	$0.16
Net realized and unrealized gain (loss) on investments	0.43		2.75	3.49	(1.43)	3.54	1.92
Total from investment operations	$0.44		$2.94	$3.63	$(1.30)	$3.67	$2.08

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.22)	$(0.24)	$(0.21)	$(0.19)
Net asset value, end of period (x)	$20.37		$19.93	$17.22	$13.81	$15.35	$11.89
Total return (%) (r)(s)(x)	2.21	(n)	17.11	26.47	(8.45)	31.01	20.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.12	0.13	0.08	0.07	0.07
Expenses after expense reductions (f)(h)	0.13	(a)	0.12	0.13	0.08	0.07	0.07
Net investment income (l)	0.14	(a)	1.00	0.88	0.95	0.93	1.34
Portfolio turnover	3	(n)	4	9	11	11	10
Net assets at end of period (000 omitted)	$74,178		$41,968	$26,339	$62,779	$69,880	$52,887

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013		2012	2011	2010
Class 529A
Net asset value, beginning of period	$19.76		$17.08	$13.72		$15.24	$11.81	$9.94

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.13	$0.12		$0.09	$0.08	$0.10
Net realized and unrealized gain (loss) on investments	0.41		2.73	3.42		(1.42)	3.52	1.92
Total from investment operations	$0.40		$2.86	$3.54		$(1.33)	$3.60	$2.02

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.18)		$(0.19)	$(0.17)	$(0.15)
Net asset value, end of period (x)	$20.16		$19.76	$17.08		$13.72	$15.24	$11.81
Total return (%) (r)(s)(t)(x)	2.02	(n)	16.78	25.93		(8.69)	30.60	20.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.47	0.48		0.43	0.42	0.42
Expenses after expense reductions (f)(h)	0.42	(a)	0.41	0.42		0.38	0.42	0.42
Net investment income (loss) (l)	(0.13	)(a)	0.68	0.75		0.65	0.61	0.81
Portfolio turnover	3	(n)	4	9		11	11	10
Net assets at end of period (000 omitted)	$119,636		$117,316	$94,653		$73,786	$80,301	$61,720

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013		2012	2011	2010
Class 529B
Net asset value, beginning of period	$19.34		$16.72	$13.43		$14.89	$11.54	$9.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$(0.01)	$(0.00	)(w)	$(0.01)	$(0.02)	$0.03
Net realized and unrealized gain (loss) on investments	0.41		2.67	3.34		(1.38)	3.43	1.85
Total from investment operations	$0.32		$2.66	$3.34		$(1.39)	$3.41	$1.88

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.05)		$(0.07)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$19.66		$19.34	$16.72		$13.43	$14.89	$11.54
Total return (%) (r)(s)(t)(x)	1.65	(n)	15.91	24.93		(9.34)	29.61	19.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.22	1.23		1.18	1.17	1.17
Expenses after expense reductions (f)(h)	1.18	(a)	1.17	1.17		1.13	1.17	1.17
Net investment income (loss) (l)	(0.89	)(a)	(0.07)	(0.01)		(0.10)	(0.12)	0.23
Portfolio turnover	3	(n)	4	9		11	11	10
Net assets at end of period (000 omitted)	$8,190		$8,759	$8,832		$8,519	$12,165	$11,954

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/14 (unaudited)		Years ended 5/31
			2014	2013		2012	2011	2010
Class 529C
Net asset value, beginning of period	$19.18		$16.60	$13.34		$14.82	$11.50	$9.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$(0.02)	$(0.00	)(w)	$(0.01)	$(0.02)	$0.01
Net realized and unrealized gain (loss) on investments	0.41		2.66	3.33		(1.39)	3.43	1.86
Total from investment operations	$0.32		$2.64	$3.33		$(1.40)	$3.41	$1.87

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.07)		$(0.08)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$19.50		$19.18	$16.60		$13.34	$14.82	$11.50
Total return (%) (r)(s)(t)(x)	1.67	(n)	15.90	25.02		(9.42)	29.72	19.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.22	1.22		1.18	1.17	1.17
Expenses after expense reductions (f)(h)	1.17	(a)	1.16	1.17		1.13	1.17	1.17
Net investment income (loss) (l)	(0.89	)(a)	(0.08)	(0.01)		(0.10)	(0.14)	0.07
Portfolio turnover	3	(n)	4	9		11	11	10
Net assets at end of period (000 omitted)	$35,835		$35,650	$28,527		$22,437	$26,703	$20,162

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the funds, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of November 30, 2014 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$2,721,149,115	$303,810,865	$—	$3,024,959,980

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$5,377,420,618	$1,015,227,523	$—	$6,392,648,141

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$4,011,522,617	$1,181,102,169	$—	$5,192,624,786

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,151,737,364	$558,184,188	$—	$1,709,921,552

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund, each had mutual funds amounting to $303,810,865, $1,015,227,523, $1,181,102,169, and $558,184,188 respectively, which were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Each fund’s policy is to recognize transfers between the levels as of the end of the period.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended November 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/14	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$43,948,352	$79,677,696	$53,000,707	$12,002,120

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,537,276,058	$5,078,477,932	$3,797,738,902	$1,113,148,112
Gross appreciation	$511,581,531	$1,381,345,423	$1,459,790,242	$615,206,300
Gross depreciation	(23,897,609)	(67,175,214)	(64,904,358)	(18,432,860)
Net unrealized appreciation (depreciation)	$487,683,922	$1,314,170,209	$1,394,885,884	$596,773,440

As of 5/31/14
Undistributed ordinary income	7,043,640	16,058,391	18,598,110	8,087,575
Undistributed long-term capital gains	8,646,510	—	—	—
Capital loss carryforwards	—	(5,699,169)	(60,309,296)	(60,464,981)
Net unrealized appreciation (depreciation)	467,078,350	1,292,062,202	1,348,500,946	586,338,487

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2014, the following funds had capital loss carryforwards available to offset future realized gains.

Pre-enactment losses which expire as follows:	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/18	$(5,699,169)	$(60,309,296)	$(59,515,091)
5/31/19	—	—	(949,890)
Total	$(5,699,169)	$(60,309,296)	$(60,464,981)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to

Notes to Financial Statements (unaudited) – continued

Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/14	Year ended 5/31/14	Six months ended 11/30/14	Year ended 5/31/14	Six months ended 11/30/14	Year ended 5/31/14	Six months ended 11/30/14	Year ended 5/31/14
Class A	$10,597,363	$24,075,271	$19,126,165	$46,596,304	$—	$32,470,566	$—	$6,305,240
Class B	680,755	1,991,072	814,236	3,485,493	—	2,030,628	—	226,922
Class C	2,870,112	7,060,346	3,082,942	10,846,437	—	6,196,132	—	864,066
Class I	934,558	1,769,585	889,179	1,783,955	—	1,268,168	—	601,033
Class R1	93,561	288,863	103,580	435,240	—	303,897	—	50,429
Class R2	759,801	1,914,966	1,282,568	3,877,553	—	2,645,076	—	887,550
Class R3	1,335,002	3,322,090	2,616,247	6,466,329	—	3,511,338	—	1,493,639
Class R4	782,006	870,507	1,564,184	3,010,294	—	1,612,133	—	428,610
Class 529A	876,833	1,923,256	967,793	2,398,479	—	2,426,061	—	1,023,802
Class 529B	38,057	120,569	35,069	165,415	—	118,458	—	19,199
Class 529C	236,375	611,827	156,227	612,197	—	418,250	—	101,630
Total	$19,204,423	$43,948,352	$30,638,190	$79,677,696	$—	$53,000,707	$—	$12,002,120

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the six months ended November 30, 2014, this reduction amounted to $43,222 and is included in the reduction of total expenses in the Statements of Operations.

The investment adviser has agreed in writing to pay a portion of the MFS Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the six months ended November 30, 2014, the MFS Growth Allocation Fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2014, as its portion of the initial sales charge on sales of Class A and Class 529 A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$670,328	$19,643
MFS Moderate Allocation Fund	1,554,065	38,684
MFS Growth Allocation Fund	1,304,909	62,682
MFS Aggressive Growth Allocation Fund	231,718	52,272

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,729,555
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	4,042,665
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,398,311
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	935,927

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$859,102
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,848,281
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,576,664
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	465,349

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$3,494,364
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	6,570,147
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	4,714,133
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,354,734

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$114,799
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	224,548
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	208,943
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	86,817

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$286,658
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	672,702
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	600,776
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	265,821

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$215,864
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	542,029
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	324,907
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	208,840

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$148,081
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	212,546
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	241,662
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	146,635

Notes to Financial Statements (unaudited) – continued

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$51,951
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	90,433
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	101,181
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	42,166

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$301,019
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	360,040
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	352,778
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	176,669

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$7,201,393	$14,563,391	$11,519,355	$3,682,958

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2014, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$4,886	$13,317	$14,281	$10,038
Class B	20	288	859	255
Class C	161	402	582	334
Class 529A	3,641	8,039	8,964	6,780
Class 529B	314	485	847	21
Class 529C	1,470	1,049	905	1,069

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2014, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$5,838	$19,827	$13,938	$1,368
Class B	154,607	270,143	187,736	39,456
Class C	106,832	155,623	83,265	21,418
Class 529B	391	2,128	1,099	995
Class 529C	573	1,386	416	1,066

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2015, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees.

Notes to Financial Statements (unaudited) – continued

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2014, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$59,232	$85,018	$96,664	$58,654
Class 529B	5,195	9,043	10,118	4,217
Class 529C	30,096	36,004	35,278	17,667
Total Program Manager Fees	$94,523	$130,065	$142,060	$80,538

For the six months ended November 30, 2014, MFD waived the following amount of program manager fees for each fund, which is included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$29,616	$42,509	$48,332	$29,327
Class 529B	2,598	4,522	5,059	2,108
Class 529C	15,048	18,002	17,639	8,834
Total Program Manager Fees Waiver	$47,262	$65,033	$71,030	$40,269

The program manager fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2014, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2014 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0006%	0.0003%	0.0003%	0.0010%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, these funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended November 30, 2014, the aggregate fees paid by each fund under these agreements amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$5,510	$11,706	$9,410	$3,132

Notes to Financial Statements (unaudited) – continued

MFS had agreed to reimburse the funds for a portion of the payments made by each fund for the services under the ICCO Agreements in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,460	$5,244	$4,227	$1,410

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended November 30, 2014, purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$132,188,696	$212,333,834	$174,288,112	$48,126,031
Sales	$37,570,361	$96,619,308	$57,528,965	$45,452,411

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/14		Year ended 5/31/14		Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	10,982,527	$163,365,765	24,781,601	$355,599,185	20,463,625	$344,935,785	55,798,445	$893,988,731
Class B	624,743	9,226,272	2,156,378	30,659,582	973,368	16,249,644	3,794,480	60,038,203
Class C	7,190,783	105,481,048	17,282,290	244,776,228	9,388,322	155,780,840	25,947,256	409,902,019
Class I	1,085,364	16,287,954	4,291,589	62,827,789	1,721,123	29,373,821	3,580,385	57,965,306
Class R1	203,657	2,935,767	478,920	6,633,468	398,115	6,494,151	794,241	12,261,398
Class R2	868,517	12,609,149	2,536,064	35,590,897	1,285,276	21,279,983	4,500,089	70,853,508
Class R3	1,834,092	27,130,273	5,034,428	71,641,866	2,946,859	49,452,558	10,597,833	168,724,025
Class R4	2,359,329	34,984,003	4,859,333	70,671,534	3,926,715	66,010,520	7,796,237	124,681,359
Class 529A	1,424,013	20,975,167	2,776,195	39,632,480	1,715,246	28,573,195	3,321,244	53,082,681
Class 529B	163,701	2,371,119	287,359	4,032,398	194,109	3,182,996	389,821	6,122,874
Class 529C	760,373	11,043,142	1,479,333	20,791,191	706,296	11,606,243	1,546,732	24,226,963
	27,497,099	$406,409,659	65,963,490	$942,856,618	43,719,054	$732,939,736	118,066,763	$1,881,847,067

Shares issued to shareholders in reinvestment of distributions
Class A	691,432	$10,264,830	1,638,473	$23,357,566	1,096,498	$18,442,794	2,800,088	$44,810,126
Class B	43,776	647,232	133,933	1,902,130	47,114	787,496	210,970	3,359,866
Class C	178,540	2,617,720	451,170	6,366,462	164,450	2,731,362	597,276	9,470,708
Class I	51,398	768,823	101,334	1,456,900	42,470	722,325	87,877	1,424,708
Class R1	6,495	93,561	20,876	288,863	6,352	103,580	27,979	435,240
Class R2	49,448	716,377	128,674	1,789,177	73,327	1,211,962	235,530	3,701,817
Class R3	90,602	1,335,002	234,781	3,322,088	156,555	2,616,247	406,750	6,466,329
Class R4	52,635	781,467	60,570	869,605	92,763	1,558,613	187,041	2,998,758
Class 529A	59,308	876,405	135,365	1,921,854	57,761	967,404	150,420	2,397,174
Class 529B	2,610	38,057	8,610	120,568	2,117	35,069	10,472	165,388
Class 529C	16,246	236,283	43,684	611,194	9,474	156,189	38,895	611,853
	1,242,490	$18,375,757	2,957,470	$42,006,407	1,748,881	$29,333,041	4,753,298	$75,841,967

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/14		Year ended 5/31/14		Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,814,745)	$(130,952,221)	(20,701,889)	$(296,592,661)	(15,894,240)	$(267,467,370)	(27,720,746)	$(445,255,904)
Class B	(878,362)	(12,993,827)	(2,561,108)	(36,534,503)	(1,868,741)	(31,125,323)	(5,068,590)	(80,583,382)
Class C	(4,147,819)	(60,803,605)	(8,350,419)	(118,175,379)	(6,283,961)	(104,115,022)	(9,873,868)	(156,249,562)
Class I	(652,820)	(9,788,581)	(2,649,130)	(38,732,220)	(844,651)	(14,373,661)	(1,540,280)	(24,812,915)
Class R1	(264,108)	(3,802,149)	(574,907)	(7,971,667)	(478,496)	(7,802,082)	(784,656)	(12,147,068)
Class R2	(1,419,528)	(20,660,592)	(2,767,111)	(38,622,800)	(2,840,714)	(47,208,230)	(4,130,474)	(65,680,224)
Class R3	(1,625,545)	(24,006,144)	(5,479,140)	(79,018,853)	(3,654,515)	(61,280,913)	(7,174,959)	(114,747,440)
Class R4	(721,548)	(10,735,794)	(885,725)	(12,757,517)	(1,914,428)	(32,213,969)	(2,454,808)	(39,414,519)
Class 529A	(1,184,014)	(17,479,547)	(2,005,022)	(28,548,800)	(1,182,349)	(19,683,331)	(2,277,941)	(36,394,984)
Class 529B	(189,627)	(2,761,383)	(412,349)	(5,780,691)	(235,039)	(3,865,436)	(512,608)	(8,074,438)
Class 529C	(608,408)	(8,825,523)	(1,128,298)	(15,801,863)	(618,678)	(10,142,026)	(1,038,086)	(16,241,347)
	(20,506,524)	$(302,809,366)	(47,515,098)	$(678,536,954)	(35,815,812)	$(599,277,363)	(62,577,016)	$(999,601,783)

Net change
Class A	2,859,214	$42,678,374	5,718,185	$82,364,090	5,665,883	$95,911,209	30,877,787	$493,542,953
Class B	(209,843)	(3,120,323)	(270,797)	(3,972,791)	(848,259)	(14,088,183)	(1,063,140)	(17,185,313)
Class C	3,221,504	47,295,163	9,383,041	132,967,311	3,268,811	54,397,180	16,670,664	263,123,165
Class I	483,942	7,268,196	1,743,793	25,552,469	918,942	15,722,485	2,127,982	34,577,099
Class R1	(53,956)	(772,821)	(75,111)	(1,049,336)	(74,029)	(1,204,351)	37,564	549,570
Class R2	(501,563)	(7,335,066)	(102,373)	(1,242,726)	(1,482,111)	(24,716,285)	605,145	8,875,101
Class R3	299,149	4,459,131	(209,931)	(4,054,899)	(551,101)	(9,212,108)	3,829,624	60,442,914
Class R4	1,690,416	25,029,676	4,034,178	58,783,622	2,105,050	35,355,164	5,528,470	88,265,598
Class 529A	299,307	4,372,025	906,538	13,005,534	590,658	9,857,268	1,193,723	19,084,871
Class 529B	(23,316)	(352,207)	(116,380)	(1,627,725)	(38,813)	(647,371)	(112,315)	(1,786,176)
Class 529C	168,211	2,453,902	394,719	5,600,522	97,092	1,620,406	547,541	8,597,469
	8,233,065	$121,976,050	21,405,862	$306,326,071	9,652,123	$162,995,414	60,243,045	$958,087,251

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/14		Year ended 5/31/14		Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	14,688,753	$272,488,341	40,649,822	$709,808,496	3,242,992	$64,489,837	10,428,493	$195,227,640
Class B	685,702	12,571,783	2,188,465	37,562,317	199,416	3,896,981	585,235	10,707,044
Class C	5,336,608	97,044,024	15,189,257	260,685,455	1,314,289	25,526,224	3,689,142	67,355,906
Class I	1,193,305	22,392,380	1,996,638	35,059,704	371,143	7,518,445	789,035	14,920,705
Class R1	192,266	3,421,212	489,370	8,240,453	59,184	1,132,568	154,014	2,741,788
Class R2	1,354,957	24,713,408	3,272,459	56,080,383	406,453	7,931,040	1,240,500	22,466,465
Class R3	1,364,024	25,147,583	4,501,790	77,864,238	828,095	16,354,109	2,004,117	37,034,791
Class R4	4,328,557	80,436,698	5,221,116	90,758,589	1,792,110	36,082,469	915,767	16,992,454
Class 529A	1,213,769	22,269,772	2,756,932	47,872,602	549,546	10,866,676	1,402,581	26,102,874
Class 529B	97,115	1,752,018	210,342	3,578,479	36,712	710,293	85,951	1,542,802
Class 529C	496,936	8,903,654	1,152,603	19,586,672	202,187	3,853,468	528,548	9,544,726
	30,951,992	$571,140,873	77,628,794	$1,347,097,388	9,002,127	$178,362,110	21,823,383	$404,637,195

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/14		Year ended 5/31/14		Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,767,615	$31,587,363	—	$—	314,721	$6,052,058
Class B	—	—	111,108	1,968,831	—	—	11,524	218,742
Class C	—	—	309,399	5,445,415	—	—	40,404	762,028
Class I	—	—	60,970	1,096,859	—	—	26,366	513,882
Class R1	—	—	17,617	303,897	—	—	2,714	50,429
Class R2	—	—	147,059	2,576,473	—	—	46,560	878,591
Class R3	—	—	198,045	3,511,338	—	—	78,242	1,493,639
Class R4	—	—	90,271	1,610,435	—	—	22,208	427,948
Class 529A	—	—	136,665	2,425,804	—	—	53,504	1,023,520
Class 529B	—	—	6,730	118,170	—	—	1,018	19,140
Class 529C	—	—	24,028	418,250	—	—	5,454	101,556
	—	$—	2,869,507	$51,062,835	—	$—	602,715	$11,541,533

Shares reacquired
Class A	(11,289,015)	$(209,312,043)	(18,130,482)	$(317,386,495)	(3,157,767)	$(62,703,880)	(4,765,441)	$(88,788,169)
Class B	(1,807,141)	(33,072,172)	(4,801,111)	(83,168,263)	(579,420)	(11,300,391)	(1,601,125)	(29,448,864)
Class C	(3,428,590)	(62,291,435)	(5,963,351)	(102,622,829)	(931,308)	(18,044,863)	(1,679,911)	(30,663,353)
Class I	(790,415)	(14,848,955)	(990,294)	(17,367,429)	(281,092)	(5,686,218)	(527,721)	(10,025,180)
Class R1	(361,921)	(6,462,159)	(537,896)	(9,077,318)	(220,569)	(4,208,797)	(307,479)	(5,543,262)
Class R2	(1,890,393)	(34,488,098)	(2,998,526)	(51,765,240)	(1,668,588)	(32,862,927)	(1,518,193)	(27,939,984)
Class R3	(1,532,887)	(28,379,201)	(3,511,558)	(61,507,979)	(733,617)	(14,568,079)	(1,254,152)	(23,100,112)
Class R4	(895,077)	(16,605,464)	(1,120,698)	(19,667,559)	(256,462)	(5,121,270)	(361,822)	(6,690,877)
Class 529A	(1,368,838)	(24,965,712)	(2,459,909)	(42,531,509)	(554,408)	(10,879,908)	(1,060,669)	(19,564,263)
Class 529B	(232,894)	(4,191,953)	(602,854)	(10,277,756)	(73,084)	(1,400,001)	(162,244)	(2,937,192)
Class 529C	(346,613)	(6,193,315)	(899,592)	(15,194,054)	(223,324)	(4,244,470)	(394,087)	(7,016,941)
	(23,943,784)	$(440,810,507)	(42,016,271)	$(730,566,431)	(8,679,639)	$(171,020,804)	(13,632,844)	$(251,718,197)

Net change
Class A	3,399,738	$63,176,298	24,286,955	$424,009,364	85,225	$1,785,957	5,977,773	$112,491,529
Class B	(1,121,439)	(20,500,389)	(2,501,538)	(43,637,115)	(380,004)	(7,403,410)	(1,004,366)	(18,523,078)
Class C	1,908,018	34,752,589	9,535,305	163,508,041	382,981	7,481,361	2,049,635	37,454,581
Class I	402,890	7,543,425	1,067,314	18,789,134	90,051	1,832,227	287,680	5,409,407
Class R1	(169,655)	(3,040,947)	(30,909)	(532,968)	(161,385)	(3,076,229)	(150,751)	(2,751,045)
Class R2	(535,436)	(9,774,690)	420,992	6,891,616	(1,262,135)	(24,931,887)	(231,133)	(4,594,928)
Class R3	(168,863)	(3,231,618)	1,188,277	19,867,597	94,478	1,786,030	828,207	15,428,318
Class R4	3,433,480	63,831,234	4,190,689	72,701,465	1,535,648	30,961,199	576,153	10,729,525
Class 529A	(155,069)	(2,695,940)	433,688	7,766,897	(4,862)	(13,232)	395,416	7,562,131
Class 529B	(135,779)	(2,439,935)	(385,782)	(6,581,107)	(36,372)	(689,708)	(75,275)	(1,375,250)
Class 529C	150,323	2,710,339	277,039	4,810,868	(21,137)	(391,002)	139,915	2,629,341
	7,008,208	$130,330,366	38,482,030	$667,593,792	322,488	$7,341,306	8,793,254	$164,460,531

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended November 30, 2014, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$5,184	$11,225	$9,072	$3,056
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,891,954	361,097	(21,725)	6,231,326
MFS Commodity Strategy Fund	3,132,550	624,555	(1,735)	3,755,370
MFS Emerging Markets Debt Fund	5,692,729	305,161	(27,323)	5,970,567
MFS Global Bond Fund	14,847,701	1,354,129	(33,445)	16,168,385
MFS Global Real Estate Fund	1,859,625	78,113	(66,140)	1,871,598
MFS Government Securities Fund	28,336,932	1,482,227	(267,040)	29,552,119
MFS Growth Fund	2,533,222	46,926	(75,491)	2,504,657
MFS High Income Fund	39,290,711	2,824,587	(94,957)	42,020,341
MFS Inflation-Adjusted Bond Fund	26,860,575	1,768,431	(160,809)	28,468,197
MFS Institutional Money Market Portfolio	27	51,526,470	(51,526,473)	24
MFS International Growth Fund	2,007,260	200,882	(7,430)	2,200,712
MFS International Value Fund	1,642,390	109,792	(9,198)	1,742,984
MFS Limited Maturity Fund	47,221,188	2,566,299	(309,919)	49,477,568
MFS Mid Cap Growth Fund	8,168,208	164,871	(268,049)	8,065,030
MFS Mid Cap Value Fund	5,579,570	294,513	(151,708)	5,722,375
MFS New Discovery Fund	1,098,385	84,490	(44,210)	1,138,665
MFS New Discovery Value Fund	2,249,878	170,427	(73,209)	2,347,096
MFS Research Bond Fund	44,403,098	2,381,547	(341,213)	46,443,432
MFS Research Fund	4,611,921	104,494	(137,916)	4,578,499
MFS Research International Fund	6,334,738	616,347	(17,160)	6,933,925
MFS Value Fund	5,100,830	215,306	(117,645)	5,198,491

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(9,464)	$—	$233,992	$59,633,788
MFS Commodity Strategy Fund	(4,355)	—	—	28,428,149
MFS Emerging Markets Debt Fund	(27,839)	—	2,067,209	89,439,088
MFS Global Bond Fund	(42,570)	—	2,788,125	147,779,042
MFS Global Real Estate Fund	50,312	—	—	30,937,514
MFS Government Securities Fund	(123,879)	—	3,490,936	300,249,525
MFS Growth Fund	214,296	—	—	187,573,774
MFS High Income Fund	(6,100)	—	4,249,067	148,752,009
MFS Inflation-Adjusted Bond Fund	(145,265)	—	3,433,341	298,631,387
MFS Institutional Money Market Portfolio	—	—	292	24
MFS International Growth Fund	5,655	—	—	60,629,619
MFS International Value Fund	4,624	—	—	61,283,327
MFS Limited Maturity Fund	(109,258)	—	1,954,432	298,349,738
MFS Mid Cap Growth Fund	174,935	—	—	124,685,366
MFS Mid Cap Value Fund	116,554	—	—	123,717,744
MFS New Discovery Fund	(14,718)	—	—	30,641,481
MFS New Discovery Value Fund	16	—	—	30,606,134
MFS Research Bond Fund	(62,920)	—	7,592,304	510,413,314
MFS Research Fund	242,564	—	—	185,932,844
MFS Research International Fund	5,519	—	—	120,650,303
MFS Value Fund	105,227	—	1,920,947	186,625,810
	$373,334	$—	$27,730,645	$3,024,959,980

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,293,507	337,920	(45,096)	6,586,331
MFS Commodity Strategy Fund	20,055,774	3,476,096	(6,948)	23,524,922
MFS Emerging Markets Debt Fund	12,119,366	583,261	(83,388)	12,619,239
MFS Global Bond Fund	31,718,591	2,511,839	(156,008)	34,074,422
MFS Global Real Estate Fund	7,892,133	183,193	(250,695)	7,824,631
MFS Government Securities Fund	60,553,655	2,923,315	(768,616)	62,708,354
MFS Growth Fund	7,172,506	27,227	(198,228)	7,001,505
MFS High Income Fund	83,916,617	5,394,792	(458,522)	88,852,887
MFS Inflation-Adjusted Bond Fund	28,713,110	1,690,806	(309,714)	30,094,202
MFS Institutional Money Market Portfolio	71	55,967,903	(55,967,932)	42
MFS International Growth Fund	6,409,373	487,216	(2,965)	6,893,624
MFS International New Discovery Fund	2,041,036	152,519	(5,754)	2,187,801
MFS International Value Fund	5,233,428	258,264	(8,874)	5,482,818
MFS Mid Cap Growth Fund	30,476,620	105,510	(995,787)	29,586,343
MFS Mid Cap Value Fund	20,802,957	504,181	(399,445)	20,907,693
MFS New Discovery Fund	3,501,406	177,577	(122,560)	3,556,423
MFS New Discovery Value Fund	7,188,525	300,560	(155,147)	7,333,938
MFS Research Bond Fund	66,990,128	3,286,126	(756,224)	69,520,030
MFS Research Fund	13,086,616	61,285	(342,372)	12,805,529
MFS Research International Fund	20,245,898	1,502,803	(13,888)	21,734,813
MFS Value Fund	14,501,792	324,952	(305,454)	14,521,290

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$1,811	$—	$248,909	$63,031,187
MFS Commodity Strategy Fund	3,538	—	4,400,334	178,083,663
MFS Emerging Markets Debt Fund	335,806		5,929,139	189,036,206
MFS Global Bond Fund	1,672,607	—	—	311,440,216
MFS Global Real Estate Fund	1,563,438	—	7,450,528	129,341,151
MFS Government Securities Fund	668,904	—	—	637,116,876
MFS Growth Fund	8,446,214	—	9,048,862	524,342,728
MFS High Income Fund	607,293	—	3,661,043	314,539,221
MFS Inflation-Adjusted Bond Fund	443,295	—	269	315,688,180
MFS Institutional Money Market Portfolio	—	—	—	42
MFS International Growth Fund	49,269	—	—	189,919,337
MFS International New Discovery Fund	115,460	—	—	63,008,676
MFS International Value Fund	187,814	—	—	192,775,877
MFS Mid Cap Growth Fund	10,365,395	—	—	457,404,862
MFS Mid Cap Value Fund	6,071,501	—	—	452,024,324
MFS New Discovery Fund	2,226,408	—	—	95,703,342
MFS New Discovery Value Fund	787,639	—	—	95,634,550
MFS Research Bond Fund	1,724,803	—	11,435,994	764,025,125
MFS Research Fund	8,929,567	—	—	520,032,538
MFS Research International Fund	143,753	—	—	378,185,741
MFS Value Fund	6,456,303	—	5,455,347	521,314,299
	$50,800,818	$—	$47,630,425	$6,392,648,141

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,081,146	$295,639	(56,257)	5,320,528
MFS Commodity Strategy Fund	21,690,807	3,754,862	(28,685)	25,416,984
MFS Emerging Markets Debt Fund	9,798,911	513,189	(113,807)	10,198,293
MFS Emerging Markets Equity Fund	1,558,066	90,264	(47,201)	1,601,129
MFS Global Bond Fund	20,533,072	1,740,200	(227,509)	22,045,763
MFS Global Real Estate Fund	9,580,305	226,053	(244,503)	9,561,855
MFS Growth Fund	7,939,275	37,322	(139,437)	7,837,160
MFS High Income Fund	67,779,604	4,591,536	(556,121)	71,815,019
MFS Inflation-Adjusted Bond Fund	23,175,591	1,513,968	(386,871)	24,302,688
MFS Institutional Money Market Portfolio	25	32,726,701	(32,726,712)	14
MFS International Growth Fund	8,635,116	662,906	(1,106)	9,296,916
MFS International New Discovery Fund	3,295,364	249,557	(3,145)	3,541,776
MFS International Value Fund	7,046,354	336,345	(1,760)	7,380,939
MFS Mid Cap Growth Fund	31,511,174	113,746	(620,293)	31,004,627
MFS Mid Cap Value Fund	21,561,574	409,825	(198,331)	21,773,068
MFS New Discovery Fund	3,732,827	165,979	(66,599)	3,832,207
MFS New Discovery Value Fund	7,711,439	292,734	(89,411)	7,914,762
MFS Research Bond Fund	13,524,682	712,328	(209,972)	14,027,038
MFS Research Fund	10,541,500	19,148	(155,881)	10,404,767
MFS Research International Fund	19,078,595	1,452,835	(7,176)	20,524,254
MFS Value Fund	16,084,809	317,808	(172,210)	16,230,407

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$1,860	$—	$200,810	$50,917,456
MFS Commodity Strategy Fund	3,918	—	—	192,406,587
MFS Emerging Markets Debt Fund	454,622	—	3,553,577	152,770,434
MFS Emerging Markets Equity Fund	852,484	—	—	50,355,510
MFS Global Bond Fund	1,185,463	—	3,830,931	201,498,271
MFS Global Real Estate Fund	1,505,590	—	—	158,057,431
MFS Growth Fund	5,786,904	—	—	586,924,911
MFS High Income Fund	680,436	—	7,301,990	254,225,168
MFS Inflation-Adjusted Bond Fund	503,017	—	2,956,502	254,935,193
MFS Institutional Money Market Portfolio	—	—	126	14
MFS International Growth Fund	18,208	—	—	256,130,023
MFS International New Discovery Fund	61,625	—	—	102,003,154
MFS International Value Fund	37,588	—	—	259,513,803
MFS Mid Cap Growth Fund	6,172,104	—	—	479,331,535
MFS Mid Cap Value Fund	2,868,102	—	—	470,733,727
MFS New Discovery Fund	1,205,813	—	—	103,124,682
MFS New Discovery Value Fund	334,942	—	—	103,208,492
MFS Research Bond Fund	483,080	—	2,308,617	154,157,152
MFS Research Fund	3,983,343	—	—	422,537,608
MFS Research International Fund	68,772	—	—	357,122,013
MFS Value Fund	3,428,190	—	6,058,296	582,671,622
	$29,636,061	$—	$26,210,849	$5,192,624,786

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,037,535	1,465,698	(86,418)	10,416,815
MFS Emerging Markets Equity Fund	1,038,397	54,065	(41,572)	1,050,890
MFS Global Real Estate Fund	5,330,153	96,493	(243,267)	5,183,379
MFS Growth Fund	3,147,445	19,262	(136,991)	3,029,716
MFS Institutional Money Market Portfolio	42	40,160,793	(40,008,839)	151,996
MFS International Growth Fund	4,633,090	270,879	(3,695)	4,900,274
MFS International New Discovery Fund	2,213,091	127,447	(10,311)	2,330,227
MFS International Value Fund	3,779,138	122,373	(10,184)	3,891,327
MFS Mid Cap Growth Fund	11,743,115	47,935	(541,688)	11,249,362
MFS Mid Cap Value Fund	8,049,208	109,027	(198,564)	7,959,671
MFS New Discovery Fund	1,554,839	74,265	(52,406)	1,576,698
MFS New Discovery Value Fund	3,219,428	93,480	(61,650)	3,251,258
MFS Research Fund	3,982,942	5,289	(155,210)	3,833,021
MFS Research International Fund	7,323,729	417,752	(15,809)	7,725,672
MFS Value Fund	6,388,600	128,935	(237,849)	6,279,686

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,174)	$—	$—	$78,855,287
MFS Emerging Markets Equity Fund	746,120	—	—	33,050,483
MFS Global Real Estate Fund	1,454,233	—	—	85,681,251
MFS Growth Fund	5,439,250	—	—	226,895,416
MFS Institutional Money Market Portfolio	—	—	330	151,996
MFS International Growth Fund	60,855	—	—	135,002,534
MFS International New Discovery Fund	195,040	—	—	67,110,551
MFS International Value Fund	204,786	—	—	136,819,069
MFS Mid Cap Growth Fund	5,317,981	—	—	173,915,138
MFS Mid Cap Value Fund	2,493,146	—	—	172,088,091
MFS New Discovery Fund	852,863	—	—	42,428,936
MFS New Discovery Value Fund	196,295	—	—	42,396,409
MFS Research Fund	3,811,186	—	—	155,658,962
MFS Research International Fund	124,624	—	—	134,426,689
MFS Value Fund	4,188,307	—	2,388,618	225,440,740
	$25,079,512	$—	$2,388,948	$1,709,921,552

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS Aggressive Growth Allocation Fund

MFS Conservative Allocation Fund

MFS Growth Allocation Fund

MFS Moderate Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Conservative Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one-and five-year periods ended December 31, 2013 relative to the Lipper performance universe.

MFS Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe.

MFS Moderate Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for MFS Aggressive Growth Allocation Fund and the MFS Growth Allocation Fund, each of which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2014

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum,

consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession,

leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	30.0%
MFS International Value Fund	25.1%
MFS International Growth Fund	25.0%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	9.9%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2014 through November 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2014 through November 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/01/14-11/30/14
A	Actual	0.35%	$1,000.00	$962.85	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$960.02	$5.40
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$959.74	$5.40
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$964.33	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$959.22	$5.40
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$962.30	$2.95
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$963.23	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$964.79	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
529A	Actual	0.36%	$1,000.00	$963.18	$1.77
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	1.15%	$1,000.00	$959.35	$5.65
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$959.39	$5.65
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R5	13,630,166	$428,668,711
MFS International Growth Fund - Class R5	39,077,859	1,076,595,027
MFS International New Discovery Fund - Class R5	14,921,921	429,751,334
MFS International Value Fund - Class R5	30,748,229	1,081,107,733
MFS Research International Fund - Class R5	74,169,995	1,290,557,917
Total Underlying Affiliated Funds (Identified Cost, $3,714,700,417)		$4,306,680,722

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	84	$84
Total Investments (Identified Cost, $3,714,700,501)		$4,306,680,806

Other Assets, Less Liabilities - 0.0%		299,647
Net Assets - 100.0%		$4,306,980,453

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying affiliated funds, at value (identified cost, $3,714,700,501)	$4,306,680,806
Receivables for
Investments sold	4,019,645
Fund shares sold	5,193,146
Receivable from investment adviser	47,350
Other assets	1,404
Total assets	$4,315,942,351
Liabilities
Payable to custodian	$347,578
Payables for
Investments purchased	921,033
Fund shares reacquired	5,178,417
Payable to affiliates
Shareholder servicing costs	2,294,661
Distribution and service fees	166,635
Program manager fees	59
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	53,505
Total liabilities	$8,961,898
Net assets	$4,306,980,453
Net assets consist of
Paid-in capital	$3,895,485,932
Unrealized appreciation (depreciation) on investments	591,980,305
Accumulated net realized gain (loss) on investments	(210,969,490)
Undistributed net investment income	30,483,706
Net assets	$4,306,980,453
Shares of beneficial interest outstanding	263,835,627

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,339,228,314	143,128,112	$16.34
Class B	53,432,468	3,319,916	16.09
Class C	478,894,330	29,965,422	15.98
Class I	745,269,929	45,170,432	16.50
Class R1	8,989,726	569,894	15.77
Class R2	61,505,315	3,823,362	16.09
Class R3	228,381,353	14,058,584	16.24
Class R4	382,786,400	23,272,656	16.45
Class 529A	5,618,822	346,123	16.23
Class 529B	413,684	25,762	16.06
Class 529C	2,460,112	155,364	15.83

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.34 [100 / 94.25 x $16.34] and $17.22 [100 / 94.25 x $16.23], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends from underlying affiliated funds	$600
Other	614
Total investment income	$1,214
Expenses
Distribution and service fees	$6,277,796
Program manager fees	4,214
Shareholder servicing costs	1,992,616
Administrative services fee	8,775
Independent Trustees’ compensation	24,199
Custodian fee	53,553
Shareholder communications	110,453
Audit and tax fees	18,897
Legal fees	18,937
Miscellaneous	157,505
Total expenses	$8,666,945
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(202,163)
Net expenses	$8,464,781
Net investment loss	$(8,463,567)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$35,401,764
Change in unrealized appreciation (depreciation) on investments	$(191,597,713)
Net realized and unrealized gain (loss) on investments	$(156,195,949)
Change in net assets from operations	$(164,659,516)

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/14 (unaudited)	Year ended 5/31/14
From operations
Net investment income (loss)	$(8,463,567)	$38,948,051
Net realized gain (loss) on investments	35,401,764	46,997,762
Net unrealized gain (loss) on investments	(191,597,713)	412,082,191
Change in net assets from operations	$(164,659,516)	$498,028,004
Distributions declared to shareholders
From net investment income	$—	$(34,027,398)
Change in net assets from fund share transactions	$82,080,701	$589,394,059
Total change in net assets	$(82,578,815)	$1,053,394,665
Net assets
At beginning of period	4,389,559,268	3,336,164,603
At end of period (including undistributed net investment income of $30,483,706 and $38,947,273, respectively)	$4,306,980,453	$4,389,559,268

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/14		Years ended 5/31
Class A			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.96		$15.05	$12.19	$14.45	$10.94	$10.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.17	$0.18	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	(0.59)		1.88	2.82	(2.30)	3.49	0.97
Total from investment operations	$(0.62)		$2.05	$3.00	$(2.15)	$3.61	$1.08
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.14)	$(0.11)	$(0.10)	$(0.17)
Net asset value, end of period (x)	$16.34		$16.96	$15.05	$12.19	$14.45	$10.94
Total return (%) (r)(s)(t)(x)	(3.66	)(n)	13.68	24.72	(14.88)	33.04	10.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.35	0.33	0.28	0.29	0.29
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.33	0.28	0.29	0.29
Net investment income (loss) (l)	(0.35	)(a)	1.04	1.26	1.17	0.89	0.99
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$2,339,228		$2,503,563	$2,051,682	$1,562,721	$1,933,492	$1,220,582

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.76		$14.85	$12.01	$14.22	$10.77	$9.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.05	$0.07	$0.05	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	(0.58)		1.86	2.78	(2.26)	3.43	0.94
Total from investment operations	$(0.67)		$1.91	$2.85	$(2.21)	$3.45	$0.97
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$—	$—	$(0.07)
Net asset value, end of period (x)	$16.09		$16.76	$14.85	$12.01	$14.22	$10.77
Total return (%) (r)(s)(t)(x)	(4.00	)(n)	12.86	23.76	(15.54)	32.03	9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.10	1.08	1.03	1.04	1.05
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.08	1.03	1.03	1.04
Net investment income (loss) (l)	(1.10	)(a)	0.29	0.54	0.42	0.13	0.24
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$53,432		$63,527	$75,185	$81,158	$118,973	$106,783

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class C			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$16.64		$14.79	$11.98	$14.18	$10.74		$9.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.04	$0.07	$0.05	$0.02		$0.03
Net realized and unrealized gain (loss) on investments	(0.57)		1.86	2.77	(2.25)	3.42		0.94
Total from investment operations	$(0.66)		$1.90	$2.84	$(2.20)	$3.44		$0.97
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.03)	$—	$(0.00	)(w)	$(0.08)
Net asset value, end of period (x)	$15.98		$16.64	$14.79	$11.98	$14.18		$10.74
Total return (%) (r)(s)(t)(x)	(3.97	)(n)	12.84	23.74	(15.51)	32.03		9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.10	1.08	1.03	1.04		1.05
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.08	1.03	1.03		1.04
Net investment income (loss) (l)	(1.10	)(a)	0.29	0.50	0.41	0.13		0.25
Portfolio turnover	2	(n)	2	2	8	6		1
Net assets at end of period (000 omitted)	$478,894		$505,528	$411,445	$338,295	$460,898		$378,246

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class I			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$17.10		$15.16	$12.27	$14.56	$11.01	$10.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.21	$0.21	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	(0.59)		1.91	2.86	(2.33)	3.52	0.99
Total from investment operations	$(0.60)		$2.12	$3.07	$(2.15)	$3.67	$1.13
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.18)	$(0.14)	$(0.12)	$(0.21)
Net asset value, end of period (x)	$16.50		$17.10	$15.16	$12.27	$14.56	$11.01
Total return (%) (r)(s)(x)	(3.51	)(n)	13.99	25.08	(14.75)	33.42	10.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.10	0.08	0.03	0.04	0.04
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.08	0.03	0.04	0.04
Net investment income (loss) (l)	(0.10	)(a)	1.32	1.45	1.39	1.11	1.23
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$745,270		$694,822	$454,999	$253,555	$219,958	$111,906

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R1			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.43		$14.59	$11.81	$14.01	$10.63	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.04	$0.08	$0.06	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	(0.57)		1.84	2.72	(2.24)	3.38	0.94
Total from investment operations	$(0.66)		$1.88	$2.80	$(2.18)	$3.40	$0.97
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.02)	$(0.02)	$(0.02)	$(0.11)
Net asset value, end of period (x)	$15.77		$16.43	$14.59	$11.81	$14.01	$10.63
Total return (%) (r)(s)(x)	(4.02	)(n)	12.89	23.75	(15.55)	31.98	9.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.10	1.08	1.03	1.04	1.04
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.08	1.03	1.03	1.04
Net investment income (loss) (l)	(1.10	)(a)	0.24	0.62	0.49	0.12	0.25
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$8,990		$9,306	$6,921	$6,393	$7,507	$5,569

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R2			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.71		$14.84	$12.04	$14.27	$10.81	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.12	$0.14	$0.11	$0.08	$0.08
Net realized and unrealized gain (loss) on investments	(0.57)		1.87	2.78	(2.27)	3.45	0.97
Total from investment operations	$(0.62)		$1.99	$2.92	$(2.16)	$3.53	$1.05
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.07)	$(0.07)	$(0.16)
Net asset value, end of period (x)	$16.09		$16.71	$14.84	$12.04	$14.27	$10.81
Total return (%) (r)(s)(x)	(3.71	)(n)	13.41	24.36	(15.11)	32.66	10.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)	0.60	0.58	0.53	0.54	0.54
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.58	0.53	0.54	0.54
Net investment income (loss) (l)	(0.60	)(a)	0.77	0.99	0.89	0.66	0.74
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$61,505		$62,817	$45,337	$30,867	$35,441	$27,455

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R3			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.86		$14.96	$12.13	$14.39	$10.90	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.16	$0.18	$0.15	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	(0.59)		1.89	2.80	(2.29)	3.48	0.96
Total from investment operations	$(0.62)		$2.05	$2.98	$(2.14)	$3.59	$1.08
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.15)	$(0.12)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$16.24		$16.86	$14.96	$12.13	$14.39	$10.90
Total return (%) (r)(s)(x)	(3.68	)(n)	13.73	24.69	(14.87)	32.98	10.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.35	0.33	0.28	0.29	0.29
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.33	0.28	0.29	0.29
Net investment income (loss) (l)	(0.35	)(a)	0.99	1.28	1.14	0.84	1.04
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$228,381		$212,909	$141,317	$79,540	$66,987	$31,630

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class R4			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$17.04		$15.11	$12.24	$14.51	$10.98	$10.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.23	$0.22	$0.19	$0.12	$0.16
Net realized and unrealized gain (loss) on investments	(0.58)		1.88	2.83	(2.32)	3.53	0.96
Total from investment operations	$(0.59)		$2.11	$3.05	$(2.13)	$3.65	$1.12
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.18)	$(0.14)	$(0.12)	$(0.21)
Net asset value, end of period (x)	$16.45		$17.04	$15.11	$12.24	$14.51	$10.98
Total return (%) (r)(s)(x)	(3.46	)(n)	13.97	24.98	(14.66)	33.33	10.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.11	0.08	0.03	0.04	0.04
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.08	0.03	0.04	0.04
Net investment income (loss) (l)	(0.10	)(a)	1.43	1.56	1.48	0.93	1.37
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$382,786		$328,533	$142,166	$83,109	$6,308	$2,148

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class 529A			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.84		$14.94	$12.11	$14.36	$10.88	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.16	$0.18	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss) on investments	(0.58)		1.88	2.79	(2.29)	3.47	0.97
Total from investment operations	$(0.61)		$2.04	$2.97	$(2.15)	$3.57	$1.07
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.14)	$(0.10)	$(0.09)	$(0.17)
Net asset value, end of period (x)	$16.23		$16.84	$14.94	$12.11	$14.36	$10.88
Total return (%) (r)(s)(t)(x)	(3.62	)(n)	13.69	24.62	(14.95)	32.89	10.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.45	0.43	0.38	0.39	0.39
Expenses after expense reductions (f)(h)	0.36	(a)	0.35	0.37	0.33	0.39	0.39
Net investment income (loss)	(0.36	)(a)	1.04	1.26	1.12	0.79	0.84
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$5,619		$5,730	$4,504	$3,195	$3,496	$2,199

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class 529B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.73		$14.85	$12.00	$14.22	$10.80	$9.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.04	$0.04	$0.04	$0.01	$0.01
Net realized and unrealized gain (loss) on investments	(0.58)		1.86	2.81	(2.26)	3.43	0.97
Total from investment operations	$(0.67)		$1.90	$2.85	$(2.22)	$3.44	$0.98
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$—	$(0.02)	$(0.09)
Net asset value, end of period (x)	$16.06		$16.73	$14.85	$12.00	$14.22	$10.80
Total return (%) (r)(s)(t)(x)	(4.00	)(n)	12.77	23.75	(15.61)	31.85	9.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.20	1.19	1.13	1.14	1.15
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.13	1.09	1.14	1.14
Net investment income (loss) (l)	(1.15	)(a)	0.25	0.27	0.31	0.07	0.12
Portfolio turnover	2	(n)	2	2	8	6	1
Net assets at end of period (000 omitted)	$414		$443	$387	$449	$611	$437

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/14		Years ended 5/31
Class 529C			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$16.50		$14.66	$11.89	$14.10	$10.72		$9.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.04	$0.06	$0.05	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	(0.58)		1.84	2.75	(2.24)	3.41		0.94
Total from investment operations	$(0.67)		$1.88	$2.81	$(2.19)	$3.41		$0.96
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.04)	$(0.02)	$(0.03)		$(0.11)
Net asset value, end of period (x)	$15.83		$16.50	$14.66	$11.89	$14.10		$10.72
Total return (%) (r)(s)(t)(x)	(4.06	)(n)	12.86	23.69	(15.55)	31.83		9.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.20	1.18	1.13	1.14		1.15
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.13	1.08	1.14		1.14
Net investment income (loss) (l)	(1.15	)(a)	0.23	0.41	0.37	0.01		0.20
Portfolio turnover	2	(n)	2	2	8	6		1
Net assets at end of period (000 omitted)	$2,460		$2,381	$2,221	$1,689	$1,983		$1,308

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2014 was to seek capital appreciation.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required

21

Notes to Financial Statements (unaudited) – continued

disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

22

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$428,668,795	$3,878,012,011	$—	$4,306,680,806

23

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $3,878,012,011 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the

24

Notes to Financial Statements (unaudited) – continued

fund. This amount, for the six months ended November 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/14
Ordinary income (including any short-term capital gains)	$34,027,398

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14
Cost of investments	$3,787,300,530
Gross appreciation	519,380,276
Gross depreciation	—
Net unrealized appreciation (depreciation)	$519,380,276

As of 5/31/14
Undistributed ordinary income	38,947,273
Capital loss carryforwards	(173,771,226)
Net unrealized appreciation (depreciation)	710,977,990

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

25

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

5/31/17	$(63,202,722)
5/31/18	(55,695,170)
5/31/19	(54,873,334)
Total	$(173,771,226)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/14	Year ended 5/31/14
Class A	$—	$20,767,255
Class B	—	—
Class C	—	1,386,766
Class I	—	6,660,776
Class R1	—	19,387
Class R2	—	390,021
Class R3	—	1,584,699
Class R4	—	3,166,561
Class 529A	—	44,668
Class 529B	—	426
Class 529C	—	6,839
Total	$—	$34,027,398

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transactions costs and investment-related expenses, such that fund operating expenses do not exceed 0.10%

26

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the six months ended November 30, 2014, this reduction amounted to $191,112 and is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $181,217 and $2,170 for the six months ended November 30, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,012,046
Class B	0.75%	0.25%	1.00%	1.00%	291,559
Class C	0.75%	0.25%	1.00%	1.00%	2,475,129
Class R1	0.75%	0.25%	1.00%	1.00%	43,849
Class R2	0.25%	0.25%	0.50%	0.50%	156,988
Class R3	—	0.25%	0.25%	0.25%	277,110
Class 529A	—	0.25%	0.25%	0.21%	7,008
Class 529B	0.75%	0.25%	1.00%	1.00%	2,120
Class 529C	0.75%	0.25%	1.00%	1.00%	11,987
Total Distribution and Service Fees					$6,277,796

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2014, this rebate amounted to $4,135, $23, $55, $997 and $47 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2014, were as follows:

Amount
Class A	$9,112
Class B	27,851
Class C	16,711
Class 529B	22
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2015, unless MFD elects to extend the waiver. For the six months ended November 30, 2014, this waiver amounted to $2,107 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended November 30, 2014, were as follows:

	Fee	Waiver
Class 529A	$2,803	$1,402
Class 529B	212	106
Class 529C	1,199	599
Total Program Manager Fees and Waivers	$4,214	$2,107

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the

28

Notes to Financial Statements (unaudited) – continued

underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2014, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2014 was equivalent to an annual effective rate of 0.0004% the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended November 30, 2014, the aggregate fees paid by the fund under these agreements were $8,182 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the ICCO Agreements in the amount of $3,687, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

29

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended November 30, 2014, purchases and sales of shares of underlying funds aggregated $173,183,426 and $99,258,064, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,321,154	$187,022,711	31,360,496	$500,499,833
Class B	117,863	1,935,825	383,051	6,064,062
Class C	1,874,154	30,600,725	6,128,865	96,219,064
Class I	10,270,508	172,440,694	19,268,126	309,679,791
Class R1	85,605	1,352,423	214,171	3,355,950
Class R2	651,176	10,704,323	1,646,443	25,997,719
Class R3	3,112,766	51,287,469	6,130,889	97,691,354
Class R4	5,781,486	96,959,569	12,591,007	198,530,049
Class 529A	37,069	607,077	65,445	1,047,094
Class 529B	1,018	16,466	5,426	84,058
Class 529C	21,226	335,014	42,904	671,236
	33,274,025	$553,262,296	77,836,823	$1,239,840,210

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,230,333	$20,165,167
Class C	—	—	67,253	1,085,453
Class I	—	—	293,574	4,846,909
Class R1	—	—	1,217	19,387
Class R2	—	—	17,946	290,184
Class R3	—	—	97,279	1,584,673
Class R4	—	—	192,308	3,165,388
Class 529A	—	—	2,743	44,659
Class 529B	—	—	26	426
Class 529C	—	—	427	6,839
	—	$—	1,903,106	$31,209,085

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/14		Year ended 5/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(15,828,497)	$(261,930,666)	(21,322,094)	$(340,647,855)
Class B	(587,811)	(9,627,792)	(1,654,896)	(26,219,069)
Class C	(2,280,450)	(36,731,467)	(3,638,459)	(57,076,708)
Class I	(5,738,357)	(94,172,491)	(8,937,698)	(144,187,790)
Class R1	(82,182)	(1,326,492)	(123,180)	(1,902,740)
Class R2	(586,582)	(9,483,518)	(960,291)	(15,126,950)
Class R3	(1,685,605)	(27,643,982)	(3,042,804)	(48,189,192)
Class R4	(1,784,432)	(29,550,371)	(2,914,456)	(46,960,896)
Class 529A	(31,108)	(518,671)	(29,409)	(461,448)
Class 529B	(1,758)	(28,728)	(5,027)	(80,464)
Class 529C	(10,230)	(167,417)	(50,444)	(802,124)
	(28,617,012)	$(471,181,595)	(42,678,758)	$(681,655,236)

Net change
Class A	(4,507,343)	$(74,907,955)	11,268,735	$180,017,145
Class B	(469,948)	(7,691,967)	(1,271,845)	(20,155,007)
Class C	(406,296)	(6,130,742)	2,557,659	40,227,809
Class I	4,532,151	78,268,203	10,624,002	170,338,910
Class R1	3,423	25,931	92,208	1,472,597
Class R2	64,594	1,220,805	704,098	11,160,953
Class R3	1,427,161	23,643,487	3,185,364	51,086,835
Class R4	3,997,054	67,409,198	9,868,859	154,734,541
Class 529A	5,961	88,406	38,779	630,305
Class 529B	(740)	(12,262)	425	4,020
Class 529C	10,996	167,597	(7,113)	(124,049)
	4,657,013	$82,080,701	37,061,171	$589,394,059

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2014, the fund’s commitment fee and interest expense were $7,909 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	13,668,651	787,980	(826,465)	13,630,166
MFS Institutional Money Market Portfolio	119,650	127,722,686	(127,842,252)	84
MFS International Growth Fund	37,936,146	1,730,656	(588,943)	39,077,859
MFS International New Discovery Fund	14,551,788	617,160	(247,027)	14,921,921
MFS International Value Fund	30,993,506	871,513	(1,116,790)	30,748,229
MFS Research International Fund	72,025,999	2,809,417	(665,421)	74,169,995

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$5,420,772	$—	$—	$428,668,711
MFS Institutional Money Market Portfolio	—	—	600	84
MFS International Growth Fund	6,266,343	—	—	1,076,595,027
MFS International New Discovery Fund	3,729,104	—	—	429,751,334
MFS International Value Fund	16,287,909	—	—	1,081,107,733
MFS Research International Fund	3,697,636	—	—	1,290,557,917

	$35,401,764	$—	$600	$4,306,680,806

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee

33

Board Review of Investment Advisory Agreement – continued

and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the

34

Board Review of Investment Advisory Agreement – continued

Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2014

MFS® MANAGED WEALTH FUND

MGW-SEM

MFS® MANAGED WEALTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy stands on firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The labor market has regained momentum,

consumer confidence has improved and gasoline prices have fallen sharply. Accordingly, expectations are strong for continued economic recovery into 2015.

In contrast, all other major economic regions are struggling. The eurozone economy is barely expanding, and deflation is a growing concern. The European Central Bank (ECB) has attempted to stimulate the region’s economy, and many market participants believe the ECB will introduce large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a technical recession,

leading to additional monetary stimulus from the Bank of Japan. The Chinese economy is slowing down, and its growth rate will likely continue to fall as it transitions to a more sustainable basis.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)		Net Market Exposure (c)
Equity	U.S. Large Cap	51.5%		(26.4)%		25.1%
	Europe ex-U.K.	15.1%		(7.4)%		7.7%
	United Kingdom	6.7%		(3.4)%		3.3%
	Emerging Markets	2.1%		(0.0)%	(o)	2.1%
	North America ex-U.S.	1.8%		(0.1)%		1.7%
	Japan	3.6%		(3.4)%		0.2%
	Developed - Middle East/Africa	0.1%		(0.1)%		0.0%
	Asia/Pacific ex-Japan	1.9%		(2.0)%		(0.1)%
	U.S. Small/Mid Cap	5.4%		(9.2)%		(3.8)%
Real Estate-Related	U.S.	0.6%		0.0%		0.6%
Cash	Cash & Equivalents (d)	0.9%		10.1%		11.0%
	Derivative Offsets (e)	(0.0)%	(o)	52.2%		52.2%

Top ten holdings (c)
Nestle S.A.	1.6%
Bayer AG	1.5%
JPMorgan Chase & Co.	1.2%
Philip Morris International, Inc.	1.2%
Johnson & Johnson	1.1%
Danaher Corp.	1.1%
Apple, Inc.	1.0%
Mini MSCI EAFE Index Future DEC 2014	(16.3)%
Russell 1000 Mini Value Index Future DEC 2014	(16.4)%
Russell 1000 Mini Growth Index Future DEC 2014	(16.9)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time.

2

Portfolio Composition – continued

(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages of equity, real estate-related, and cash investments reflect the active exposure to the underlying holdings of the MFS Growth Fund, MFS Institutional International Equity Fund, and MFS Value Fund (the “underlying funds”) and not to the exposure from investing directly in the underlying fund itself. Top ten holdings also reflect exposure of investing in the underlying holdings of the underlying funds.

Percentages are based on net assets as of 11/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 27, 2014 through November 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 27, 2014 through November 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/27/14	Ending Account Value 11/30/14	Expenses Paid During Period (p) 6/27/14-11/30/14
A	Actual	0.69%	$1,000.00	$1,012.00	$2.99
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
B	Actual	1.66%	$1,000.00	$1,008.00	$7.17
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
C	Actual	1.66%	$1,000.00	$1,008.00	$7.17
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
I	Actual	0.66%	$1,000.00	$1,012.00	$2.86
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R1	Actual	1.66%	$1,000.00	$1,008.00	$7.17
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
R2	Actual	1.16%	$1,000.00	$1,010.00	$5.01
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
R3	Actual	0.91%	$1,000.00	$1,011.00	$3.94
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
R4	Actual	0.66%	$1,000.00	$1,012.00	$2.86
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 157/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, June 27, 2014, through November 30, 2014. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended November 30, 2014.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratios above by 0.22%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 90.0%
Issuer	Shares/Par	Value ($)
MFS Growth Fund - Class R5	90,257	$6,759,314
MFS Institutional International Equity Fund	300,454	6,736,169
MFS Value Fund - Class R5	188,265	6,758,722
Total Underlying Affiliated Funds (Identified Cost, $19,679,498)		$20,254,205

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.2%
Russell 2000 Index - March 2015 @ $970	6	$4,560
Russell 2000 Index - June 2015 @ $950	6	9,360
Russell 2000 Index - September 2015 @ $850	6	7,800
S&P 500 Index - December 2014 @ $1,750	10	700
S&P 500 Index - June 2015 @ $1,600	10	13,600
S&P 500 Index - March 2015 @ $1,600	10	4,800
S&P 500 Index - September 2015 @ $1,575	4	7,640
Total Put Options Purchased (Premiums Paid, $121,116)		$48,460

Issuer	Shares/Par
Money Market Funds - 8.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,928,471	$1,928,471
Total Investments (Identified Cost, $21,729,085)		$22,231,136

Other Assets, Less Liabilities - 1.2%		260,171
Net Assets - 100.0%		$22,491,307

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 11/30/14

Futures Contracts Outstanding at 11/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	40	$3,672,800	December - 2014	$126,135

6

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Russell 1000 Mini Growth Index (Short)	USD	39	$3,790,020	December - 2014	$(156,948)
Russell 1000 Mini Value Index (Short)	USD	36	3,680,280	December - 2014	(81,485)

					$(238,433)

At November 30, 2014, the fund had cash collateral of $349,600 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $121,116)	$48,460
Underlying affiliated funds, at value (identified cost, $21,607,969)	22,182,676
Total investments, at value (identified cost, $21,729,085)	$22,231,136
Deposits with brokers	349,600
Receivables for
Daily variation margin on open futures contracts	59,200
Fund shares sold	10,000
Receivable from investment adviser	8,414
Receivable from distributor	242
Other assets	19
Total assets	$22,658,611
Liabilities
Payables for
Investments purchased	$93,788
Payable to affiliates
Shareholder servicing costs	207
Accrued expenses and other liabilities	73,309
Total liabilities	$167,304
Net assets	$22,491,307
Net assets consist of
Paid-in capital	$22,223,831
Unrealized appreciation (depreciation) on investments	389,753
Accumulated net realized gain (loss) on investments	(98,015)
Accumulated net investment loss	(24,262)
Net assets	$22,491,307
Shares of beneficial interest outstanding	2,221,960

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,014,505	100,208	$10.12
Class B	101,585	10,079	10.08
Class C	196,258	19,470	10.08
Class I	20,774,798	2,052,203	10.12
Class R1	100,796	10,000	10.08
Class R2	101,013	10,000	10.10
Class R3	101,122	10,000	10.11
Class R4	101,230	10,000	10.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.74 [100 / 94.25 x $10.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Period ended 11/30/14 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Dividends from underlying affiliated funds	$37,770
Expenses
Management fee	$31,931
Distribution and service fees	2,696
Shareholder servicing costs	798
Administrative services fee	7,528
Custodian fee	18,302
Shareholder communications	3,936
Audit and tax fees	14,676
Legal fees	123
Registration fees	45,239
Miscellaneous	6,185
Total expenses	$131,414
Reduction of expenses by investment adviser and distributor	(69,382)
Net expenses	$62,032
Net investment loss	$(24,262)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(4,059)
Futures contracts	(93,956)
Net realized gain (loss) on investments	$(98,015)
Change in unrealized appreciation (depreciation)
Investments	$502,051
Futures contracts	(112,298)
Net unrealized gain (loss) on investments	$389,753
Net realized and unrealized gain (loss) on investments	$291,738
Change in net assets from operations	$267,476

(c)	For the period from commencement of the fund’s investment operations, June 27, 2014, through the stated period end.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 11/30/14 (c) (unaudited)
From operations
Net investment income (loss)	$(24,262)
Net realized gain (loss) on investments	(98,015)
Net unrealized gain (loss) on investments	389,753
Change in net assets from operations	$267,476
Change in net assets from fund share transactions	$22,223,831
Total change in net assets	$22,491,307
Net assets
At beginning of period	—
At end of period (including accumulated net investment loss of $24,262)	$22,491,307

(c)	For the period from commencement of the fund’s investment operations, June 27, 2014, through the stated period end.

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.12
Net asset value, end of period (x)	$10.12
Total return (%) (r)(s)(t)(x)	1.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66	(a)
Expenses after expense reductions (f)(h)	0.69	(a)
Net investment loss	(0.26	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$1,015

Class B	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.08
Net asset value, end of period (x)	$10.08
Total return (%) (r)(s)(t)(x)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.41	(a)
Expenses after expense reductions (f)(h)	1.66	(a)
Net investment loss	(1.25	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$102

See Notes to Financial Statements

11

Financial Highlights – continued

Class C	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.08
Net asset value, end of period (x)	$10.08
Total return (%) (r)(s)(t)(x)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.41	(a)
Expenses after expense reductions (f)(h)	1.66	(a)
Net investment loss	(1.20	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$196

Class I	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.12
Net asset value, end of period (x)	$10.12
Total return (%) (r)(s)(x)	1.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)
Expenses after expense reductions (f)(h)	0.66	(a)
Net investment loss	(0.25	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$20,775

See Notes to Financial Statements

12

Financial Highlights – continued

Class R1	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.08
Net asset value, end of period (x)	$10.08
Total return (%) (r)(s)(x)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.41	(a)
Expenses after expense reductions (f)(h)	1.66	(a)
Net investment loss	(1.26	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$101

Class R2	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.10
Net asset value, end of period (x)	$10.10
Total return (%) (r)(s)(x)	1.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)
Expenses after expense reductions (f)(h)	1.16	(a)
Net investment loss	(0.75	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$101

See Notes to Financial Statements

13

Financial Highlights – continued

Class R3	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.11
Net asset value, end of period (x)	$10.11
Total return (%) (r)(s)(x)	1.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66	(a)
Expenses after expense reductions (f)(h)	0.91	(a)
Net investment loss	(0.51	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$101

Class R4	Period ended 11/30/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	$0.12
Net asset value, end of period (x)	$10.12
Total return (%) (r)(s)(x)	1.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)
Expenses after expense reductions (f)(h)	0.66	(a)
Net investment loss	(0.25	)(a)
Portfolio turnover	0	(n)(w)
Net assets at end of period (000 omitted)	$101

See Notes to Financial Statements

14

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect durections from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Less than 0.5%.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2014 was to seek capital appreciation.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still

16

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued

17

Notes to Financial Statements (unaudited) – continued

at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

18

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$26,900	$21,560	$—	$48,460
Mutual Funds	22,182,676	—	—	22,182,676
Total Investments	$22,209,576	$21,560	$—	$22,231,136

Other Financial Instruments
Futures Contracts	$(112,298)	$—	$—	$(112,298)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$126,135	$(238,433)
Equity	Purchased Equity Options	48,460	—
Total		$174,595	$(238,433)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

19

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the period ended November 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Equity	$(93,956)	$(4,059)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the period ended November 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Equity	$(112,298)	$(72,656)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

20

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$126,135	$(238,433)
Purchased Options	48,460	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$174,595	$(238,433)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	174,595	(238,433)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are

21

Notes to Financial Statements (unaudited) – continued

made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended November 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

22

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/14
Cost of investments	$21,729,085
Gross appreciation	731,800
Gross depreciation	(229,749)
Net unrealized appreciation (depreciation)	$502,051

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended November 30, 2014, this management fee reduction amounted to $490 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended November 30, 2014, was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment

23

Notes to Financial Statements (unaudited) – continued

vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the period ended November 30, 2014, this reduction amounted to $68,042 and is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended November 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.03%	$945
Class B	0.75%	0.25%	1.00%	1.00%	430
Class C	0.75%	0.25%	1.00%	1.00%	572
Class R1	0.75%	0.25%	1.00%	1.00%	428
Class R2	0.25%	0.25%	0.50%	0.50%	214
Class R3	—	0.25%	0.25%	0.25%	107
Total Distribution and Service Fees					$2,696

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the period ended November 30, 2014, this rebate amounted to $836 for Class A and is included in the reduction of total expenses in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended November 30 2014.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended November 30, 2014, the fee was $609, which equated to 0.0067% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended November 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $189.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the period ended November 30, 2014 was equivalent to an annual effective rate of 0.0825% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the ICCO Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the ICCO Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the ICCO Agreement between the funds and Griffin Compliance LLC was terminated. For the period ended

25

Notes to Financial Statements (unaudited) – continued

November 30, 2014, the aggregate fees paid by the fund under these agreements were $32 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the ICCO Agreements in the amount of $14, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO, Assistant ICCO, and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On June 26, 2014, MFS purchased 10,000 shares of Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $100,000 for each class. On June 26, 2014, MFS purchased 1,930,000 shares of Class I for an aggregate amount of $19,300,000.

At November 30, 2014, MFS held approximately 99%, 51%, 94%, 100%, 100%, 100%, and 100% of the outstanding shares of Class B, Class C, Class I, Class R1, Class R2, Class R3 and Class R4, respectively.

(4) Portfolio Securities

For the period ended November 30, 2014, purchases and sales of shares of underlying funds aggregated $19,642,492 and $32, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 11/30/14 (c)
	Shares	Amount
Shares sold
Class A	102,130	$1,025,461
Class B	10,093	100,923
Class C	19,470	194,040
Class I	2,052,216	20,522,616
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
	2,223,909	$22,243,040

Shares reacquired
Class A	(1,922)	$(18,938)
Class B	(14)	(143)
Class I	(13)	(128)
	(1,949)	$(19,209)

26

Notes to Financial Statements (unaudited) – continued

	Period ended 11/30/14 (c)
	Shares	Amount
Net change
Class A	100,208	$1,006,523
Class B	10,079	100,780
Class C	19,470	194,040
Class I	2,052,203	20,522,488
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
	2,221,960	$22,223,831

(c)	For the period from the commencement of the fund’s investment operations, June 27 2014, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the period ended November 30, 2014, the fund’s commitment fee and interest expense were $0 and $0, respectively.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Growth Fund	—	90,257	—	90,257
MFS Institutional International Equity Fund	—	300,454	—	300,454
MFS Institutional Money Market Portfolio	—	24,287,392	(22,358,921)	1,928,471
MFS Value Fund	—	188,265	—	188,265

27

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$—	$—	$—	$6,759,314
MFS Institutional International Equity Fund	—	—	—	6,736,169
MFS Institutional Money Market Portfolio	—	—	890	1,928,471
MFS Value Fund	—	—	36,880	6,758,722

	$—	$—	$37,770	$22,182,676

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In April and May 2014, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meeting in May 2014 (the “contract review meeting”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

29

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s proposed advisory fee is expected to be lower than the Lipper expense group median and that MFS will observe an expense limitation for the Fund, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

30

Board Approval of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2015

*	Print name and title of each signing officer under his or her signature.